UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,086.80	$ 2.85
Hypothetical A	$ 1,000.00	$ 1,022.07	$ 2.76
Service Class
Actual	$ 1,000.00	$ 1,086.30	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.57	$ 3.26
Service Class 2
Actual	$ 1,000.00	$ 1,085.20	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R
Actual	$ 1,000.00	$ 1,085.60	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class
Actual	$ 1,000.00	$ 1,086.20	$ 3.41
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.55%
Service Class	.65%
Service Class 2.80%
Service Class 2R	.80%
Investor Class	.66%

Semiannual Report

VIP Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.5	5.4
AT&T, Inc.	4.3	2.2
Bank of America Corp.	3.0	3.2
American International Group, Inc.	2.5	2.7
Citigroup, Inc.	2.3	2.6
JPMorgan Chase & Co.	2.2	2.3
Pfizer, Inc.	1.8	1.8
Chevron Corp.	1.6	1.4
General Electric Co.	1.4	1.4
Fannie Mae	1.3	1.3
	25.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	28.8
Energy	14.8	12.9
Consumer Discretionary	10.8	12.0
Industrials	10.5	9.7
Information Technology	9.9	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 98.8%		Stocks 98.7%
	Bonds 0.9%		Bonds 0.9%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	9.3%	** Foreign investments	9.6%

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	101,374	$ 3,002,698
The Goodyear Tire & Rubber Co. (a)	881,100	30,627,036
		33,629,734
Automobiles - 1.1%
General Motors Corp. (d)	329,800	12,466,440
Hyundai Motor Co.	205,150	16,210,373
Monaco Coach Corp.	446,650	6,409,428
Peugeot Citroen SA	277,800	22,475,757
Renault SA	117,501	18,957,472
Toyota Motor Corp. sponsored ADR	411,500	51,799,620
Winnebago Industries, Inc.	349,700	10,323,144
		138,642,234
Diversified Consumer Services - 0.3%
H&R Block, Inc.	640,670	14,972,458
Service Corp. International	1,547,200	19,773,216
		34,745,674
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	356,200	18,080,712
Wyndham Worldwide Corp. (a)	440,402	15,968,977
		34,049,689
Household Durables - 1.5%
Beazer Homes USA, Inc.	559,700	13,807,799
Black & Decker Corp.	230,000	20,311,300
Centex Corp.	177,000	7,097,700
KB Home	226,400	8,913,368
Lennar Corp. Class A	674,700	24,667,032
Newell Rubbermaid, Inc.	344,300	10,132,749
The Stanley Works	368,230	22,351,561
Whirlpool Corp.	705,634	78,466,501
		185,748,010
Internet & Catalog Retail - 0.2%
Liberty Media Corp. New - Interactive Series A (a)	855,769	19,109,322
Leisure Equipment & Products - 0.5%
Brunswick Corp.	775,657	25,309,688
Eastman Kodak Co.	1,379,800	38,399,834
		63,709,522
Media - 3.8%
Citadel Broadcasting Corp.	1,018,363	6,568,441
Clear Channel Communications, Inc.	2,882,000	108,997,240
Comcast Corp. Class A	2,325,636	65,396,884
Gannett Co., Inc.	533,900	29,337,805
News Corp. Class B	917,304	21,042,954
The McClatchy Co. Class A (d)	805,565	20,388,850
The New York Times Co. Class A (d)	1,244,344	31,606,338
The Walt Disney Co.	700,100	23,901,414

	Shares	Value
Time Warner Cable, Inc. (a)	395,800	$ 15,503,486
Time Warner, Inc.	5,461,050	114,900,492
Viacom, Inc. Class B (non-vtg.) (a)	466,379	19,415,358
Virgin Media, Inc.	778,187	18,964,417
		476,023,679
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	744,200	25,540,944
Macy's, Inc.	1,037,500	41,271,750
Retail Ventures, Inc. (a)	488,500	7,879,505
Sears Holdings Corp. (a)	100,700	17,068,650
Tuesday Morning Corp. (d)	532,023	6,575,804
		98,336,653
Specialty Retail - 1.3%
AnnTaylor Stores Corp. (a)	288,391	10,214,809
Chico's FAS, Inc. (a)	994,100	24,196,394
Gap, Inc.	1,009,100	19,273,810
Home Depot, Inc.	2,223,900	87,510,465
RadioShack Corp.	270,514	8,964,834
Williams-Sonoma, Inc.	567,800	17,931,124
		168,091,436
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	414,315	15,453,950
TOTAL CONSUMER DISCRETIONARY		1,267,539,903
CONSUMER STAPLES - 5.1%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	1,126,100	58,737,376
Heineken NV (Bearer)	338,554	19,805,409
		78,542,785
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,150,100	41,921,145
Rite Aid Corp. (a)	2,053,168	13,099,212
Wal-Mart Stores, Inc.	2,849,600	137,094,256
Winn-Dixie Stores, Inc. (a)	141,811	4,155,062
		196,269,675
Food Products - 0.8%
Hershey Co.	521,600	26,403,392
Kraft Foods, Inc. Class A	584,254	20,594,954
Marine Harvest ASA (a)	18,535,000	20,178,169
Tyson Foods, Inc. Class A	1,175,200	27,076,608
		94,253,123
Household Products - 0.7%
Colgate-Palmolive Co.	520,100	33,728,485
Kimberly-Clark Corp.	299,100	20,006,799
Procter & Gamble Co.	603,442	36,924,616
		90,659,900
Personal Products - 0.7%
Avon Products, Inc.	2,310,070	84,895,073
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	1,328,705	$ 93,195,369
TOTAL CONSUMER STAPLES		637,815,925
ENERGY - 14.8%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	1,364,100	114,761,733
Halliburton Co.	1,475,795	50,914,928
Nabors Industries Ltd. (a)	1,149,613	38,374,082
Noble Corp.	579,200	56,483,584
Schlumberger Ltd. (NY Shares)	1,757,057	149,244,422
		409,778,749
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp.	556,080	45,370,567
BP PLC sponsored ADR	131,000	9,450,340
Chevron Corp.	2,302,042	193,924,018
ConocoPhillips	1,823,700	143,160,450
EOG Resources, Inc.	698,400	51,025,104
Exxon Mobil Corp.	8,219,836	689,479,839
Hess Corp.	751,900	44,332,024
Lukoil Oil Co. sponsored ADR	266,100	20,157,075
Occidental Petroleum Corp.	1,065,300	61,659,564
Royal Dutch Shell PLC Class A sponsored ADR	76,900	6,244,280
Spectra Energy Corp.	434,800	11,287,408
Total SA sponsored ADR	1,022,833	82,829,016
Valero Energy Corp.	783,920	57,900,331
Williams Companies, Inc.	531,500	16,806,030
		1,433,626,046
TOTAL ENERGY		1,843,404,795
FINANCIALS - 27.0%
Capital Markets - 3.9%
Ameriprise Financial, Inc.	464,902	29,553,820
Ares Capital Corp.	532,091	8,965,733
Bank of New York Co., Inc.	2,402,900	99,576,176
KKR Private Equity Investors, LP	652,400	14,679,000
KKR Private Equity Investors, LP Restricted Depositary Units (e)	674,100	15,167,250
Mellon Financial Corp.	1,246,800	54,859,200
Merrill Lynch & Co., Inc.	1,163,600	97,253,688
Morgan Stanley	1,544,100	129,519,108
State Street Corp.	454,153	31,064,065
		480,638,040
Commercial Banks - 4.7%
Associated Banc-Corp.	240,256	7,856,371
Barclays PLC Sponsored ADR	657,400	36,676,346

	Shares	Value
Fifth Third Bancorp (d)	396,588	$ 15,772,305
HSBC Holdings PLC sponsored ADR (d)	636,100	58,374,897
KeyCorp (d)	695,100	23,862,783
Lloyds TSB Group PLC	2,021,000	22,564,538
Marshall & Ilsley Corp.	434,500	20,695,235
PNC Financial Services Group, Inc.	660,214	47,258,118
Royal Bank of Scotland Group PLC	1,712,964	21,773,953
U.S. Bancorp, Delaware	1,414,138	46,595,847
Wachovia Corp.	3,024,857	155,023,921
Wells Fargo & Co.	3,786,600	133,174,722
		589,629,036
Consumer Finance - 0.3%
American Express Co.	632,796	38,714,459
Diversified Financial Services - 7.7%
Bank of America Corp.	7,585,577	370,858,860
Citigroup, Inc.	5,676,219	291,133,273
FirstRand Ltd.	6,838,225	21,866,530
JPMorgan Chase & Co.	5,558,512	269,309,906
		953,168,569
Insurance - 7.4%
ACE Ltd.	1,783,596	111,510,422
AFLAC, Inc.	264,800	13,610,720
Allianz AG sponsored ADR	1,012,100	23,551,567
Allstate Corp.	988,200	60,784,182
American International Group, Inc.	4,472,550	313,212,677
Hartford Financial Services Group, Inc.	789,200	77,744,092
MetLife, Inc. unit	786,400	25,447,904
Montpelier Re Holdings Ltd.	1,344,500	24,927,030
PartnerRe Ltd.	554,224	42,952,360
Swiss Reinsurance Co. (Reg.)	306,791	28,102,417
The Travelers Companies, Inc.	2,309,746	123,571,411
Willis Group Holdings Ltd.	937,000	41,284,220
XL Capital Ltd. Class A	449,671	37,902,769
		924,601,771
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	552,800	7,971,376
Developers Diversified Realty Corp.	367,400	19,365,654
Health Care Property Investors, Inc.	746,600	21,599,138
Senior Housing Properties Trust (SBI)	370,956	7,548,955
		56,485,123
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	536,410	19,498,504
Fannie Mae	2,556,210	166,997,199
Freddie Mac	1,148,000	69,683,600
MGIC Investment Corp.	551,652	31,366,933
New York Community Bancorp, Inc.	895,500	15,241,410
People's United Financial, Inc.	243,300	4,313,709
		307,101,355
TOTAL FINANCIALS		3,350,338,353
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.9%
Biotechnology - 0.4%
Amgen, Inc. (a)	791,422	$ 43,757,722
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	750,332	42,273,705
Medtronic, Inc.	251,300	13,032,418
		55,306,123
Health Care Providers & Services - 0.2%
Omnicare, Inc.	256,200	9,238,572
UnitedHealth Group, Inc.	421,647	21,563,028
		30,801,600
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	1,993,700	62,921,172
Eli Lilly & Co.	176,600	9,868,408
Johnson & Johnson	1,752,000	107,958,240
Merck & Co., Inc.	2,058,200	102,498,360
Pfizer, Inc.	8,868,800	226,775,216
Schering-Plough Corp.	3,138,930	95,549,029
Wyeth	2,127,900	122,013,786
		727,584,211
TOTAL HEALTH CARE		857,449,656
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.3%
General Dynamics Corp.	297,700	23,286,094
Honeywell International, Inc.	2,083,925	117,283,299
Lockheed Martin Corp.	506,300	47,658,019
Northrop Grumman Corp.	203,100	15,815,397
The Boeing Co.	88,700	8,529,392
United Technologies Corp.	1,060,140	75,195,730
		287,767,931
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	389,200	28,411,600
Building Products - 0.2%
Masco Corp.	1,091,700	31,080,699
Commercial Services & Supplies - 0.4%
Cintas Corp.	174,700	6,888,421
Equifax, Inc.	110,481	4,907,566
Waste Management, Inc.	826,200	32,263,110
		44,059,097
Electrical Equipment - 0.4%
Emerson Electric Co.	953,000	44,600,400
Industrial Conglomerates - 3.4%
3M Co.	940,900	81,660,711
General Electric Co.	4,521,890	173,097,949
Textron, Inc.	232,200	25,567,542
Tyco International Ltd.	4,253,346	143,720,561
		424,046,763

	Shares	Value
Machinery - 2.7%
Briggs & Stratton Corp. (d)	974,888	$ 30,767,465
Bucyrus International, Inc. Class A	132,800	9,399,584
Caterpillar, Inc.	366,000	28,657,800
Deere & Co.	125,000	15,092,500
Dover Corp.	1,091,300	55,819,995
Eaton Corp.	233,100	21,678,300
Illinois Tool Works, Inc.	337,300	18,278,287
Ingersoll-Rand Co. Ltd. Class A	778,388	42,671,230
Navistar International Corp. (a)	293,095	19,344,270
SPX Corp.	1,052,889	92,454,183
		334,163,614
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	776,800	66,136,752
Laidlaw International, Inc.	201,200	6,951,460
Union Pacific Corp.	251,600	28,971,740
		102,059,952
TOTAL INDUSTRIALS		1,296,190,056
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.4%
Alcatel-Lucent SA sponsored ADR (d)	3,041,922	42,586,908
Cisco Systems, Inc. (a)	2,140,400	59,610,140
Harris Corp.	555,800	30,318,890
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	1,416
Motorola, Inc.	1,673,712	29,624,702
Nortel Networks Corp. (a)	308,740	7,442,800
		169,584,856
Computers & Peripherals - 2.8%
EMC Corp. (a)	2,994,200	54,195,020
Hewlett-Packard Co.	2,784,911	124,262,729
Imation Corp.	536,760	19,784,974
International Business Machines Corp.	1,225,800	129,015,450
Sun Microsystems, Inc. (a)	3,352,675	17,635,071
		344,893,244
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	864,800	33,242,912
Arrow Electronics, Inc. (a)	730,600	28,076,958
Avnet, Inc. (a)	799,930	31,709,225
Solectron Corp. (a)	5,354,600	19,704,928
Tektronix, Inc.	452,007	15,250,716
		127,984,739
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	33,880	17,732,114
VeriSign, Inc. (a)	240,400	7,627,892
		25,360,006
IT Services - 0.3%
MoneyGram International, Inc.	840,700	23,497,565
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	621,300	$ 12,941,679
Unisys Corp. (a)	932,000	8,518,480
		44,957,724
Office Electronics - 0.4%
Xerox Corp. (a)	2,722,235	50,306,903
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,282,800	48,284,592
Applied Materials, Inc.	2,485,400	49,384,898
Intel Corp.	4,930,100	117,139,176
LSI Corp. (a)	1,413,200	10,613,132
Micron Technology, Inc. (a)	1,341,600	16,810,248
National Semiconductor Corp.	2,100,247	59,373,983
Teradyne, Inc. (a)	1,115,000	19,601,700
Verigy Ltd.	153,559	4,393,323
		325,601,052
Software - 1.1%
Microsoft Corp.	3,073,500	90,576,045
Oracle Corp. (a)	688,100	13,562,451
Symantec Corp. (a)	1,418,833	28,660,427
		132,798,923
TOTAL INFORMATION TECHNOLOGY		1,221,487,447
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	593,700	47,715,669
Arkema (a)	12,180	799,329
Arkema sponsored ADR (a)	224,254	14,576,510
Bayer AG sponsored ADR	255,900	19,269,270
Celanese Corp. Class A	672,400	26,075,672
Chemtura Corp.	2,736,764	30,405,448
Dow Chemical Co.	672,800	29,751,216
E.I. du Pont de Nemours & Co.	492,900	25,059,036
Georgia Gulf Corp. (d)	759,800	13,759,978
H.B. Fuller Co.	370,550	11,075,740
PolyOne Corp. (a)	1,185,313	8,522,400
Rohm & Haas Co.	166,256	9,090,878
		236,101,146
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp.	2,661,672	35,426,854
Metals & Mining - 1.0%
Alcan, Inc.	480,800	39,222,267
Alcoa, Inc.	1,793,971	72,709,645
Century Aluminum Co. (a)	164,000	8,959,320
		120,891,232

	Shares	Value
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	301,800	$ 23,821,074
TOTAL MATERIALS		416,240,306
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	12,768,769	529,903,914
Qwest Communications International, Inc. (a)	5,583,100	54,156,070
Telkom SA Ltd. sponsored ADR (d)	319,375	32,177,031
Verizon Communications, Inc.	3,886,402	160,003,170
		776,240,185
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	3,573,300	74,003,043
Vodafone Group PLC sponsored ADR	1,192,687	40,110,064
		114,113,107
TOTAL TELECOMMUNICATION SERVICES		890,353,292
UTILITIES - 3.3%
Electric Utilities - 1.2%
Duke Energy Corp.	869,700	15,915,510
Entergy Corp.	600,300	64,442,205
Exelon Corp.	648,700	47,095,620
PPL Corp.	458,600	21,457,894
		148,911,229
Gas Utilities - 0.0%
AGL Resources, Inc.	124,300	5,031,664
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,581,700	34,607,596
TXU Corp.	753,840	50,733,432
		85,341,028
Multi-Utilities - 1.4%
Dominion Resources, Inc.	568,000	49,024,080
Public Service Enterprise Group, Inc.	897,900	78,817,662
Wisconsin Energy Corp.	878,300	38,847,209
		166,688,951
TOTAL UTILITIES		405,972,872
TOTAL COMMON STOCKS (Cost $8,134,130,033)		12,186,792,605
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	429,300	16,420,725
General Motors Corp.:
Series B, 5.25%	381,400	8,348,846
Series C, 6.25%	265,400	6,587,228
		31,356,799
Convertible Preferred Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	$ 9,237,600
TOTAL CONSUMER DISCRETIONARY		40,594,399
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	167,100	11,459,718
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	3,363,052
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	220,100	28,224,964
TOTAL MATERIALS		31,588,016
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $78,832,069)		83,642,133
Corporate Bonds - 0.9%
	Principal Amount
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 9,770,000	12,234,971
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,254,250
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (e)	1,740,000	1,170,150
3.5% 1/15/31 (e)	9,546,178	9,441,322
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,460,313
		24,071,785
TOTAL CONSUMER DISCRETIONARY		40,561,006
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (e)	8,680,000	11,736,228
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (e)	13,250,000	12,753,125
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,220,000	7,848,396

	Principal Amount	Value
5.25% 12/15/11 (e)	$ 11,850,000	$ 18,917,577
5.25% 12/15/11	3,930,000	6,273,931
		33,039,904
TOTAL CONVERTIBLE BONDS		98,090,263
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,714,152
TOTAL CORPORATE BONDS (Cost $97,956,891)		111,804,415
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	183,475	183,475
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	142,536,363	142,536,363
TOTAL MONEY MARKET FUNDS (Cost $142,719,838)		142,719,838
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,453,638,831)		12,524,958,991
NET OTHER ASSETS - (0.8)%		(95,996,170)
NET ASSETS - 100%		$ 12,428,962,821
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,645,965 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 492,757
Fidelity Securities Lending Cash Central Fund	1,107,625
Total	$ 1,600,382

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,407,373) - See accompanying schedule: Unaffiliated issuers (cost $8,310,918,993)	$ 12,382,239,153
Fidelity Central Funds (cost $142,719,838)	142,719,838
Total Investments (cost $8,453,638,831)		$ 12,524,958,991
Receivable for investments sold		62,267,354
Receivable for fund shares sold		2,249,201
Dividends receivable		13,562,774
Interest receivable		832,752
Distributions receivable from Fidelity Central Funds		199,810
Prepaid expenses		24,690
Other receivables		272,713
Total assets		12,604,368,285

Liabilities
Payable to custodian bank	$ 12,465
Payable for investments purchased	912,542
Payable for fund shares redeemed	9,433,352
Accrued management fee	4,805,791
Distribution fees payable	658,479
Notes payable to affiliates	15,480,000
Other affiliated payables	838,579
Other payables and accrued expenses	727,893
Collateral on securities loaned, at value	142,536,363
Total liabilities		175,405,464

Net Assets		$ 12,428,962,821
Net Assets consist of:
Paid in capital		$ 7,856,056,048
Undistributed net investment income		94,193,771
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		407,392,831
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,071,320,171
Net Assets		$ 12,428,962,821

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,370,999,959 ÷ 294,564,922 shares)	$ 28.42

Service Class: Net Asset Value, offering price and redemption price per share ($1,105,767,699 ÷ 39,064,248 shares)	$ 28.31

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,686,602,910 ÷ 95,880,097 shares)	$ 28.02

Service Class 2R: Net Asset Value, offering price and redemption price per share ($17,477,386 ÷ 626,945 shares)	$ 27.88

Investor Class: Net Asset Value, offering price and redemption price per share ($248,114,867 ÷ 8,752,631 shares)	$ 28.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Equity-Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 131,745,692
Interest		2,241,578
Income from Fidelity Central Funds (including $1,107,625 from security lending)		1,600,382
Total income		135,587,652

Expenses
Management fee	$ 28,102,953
Transfer agent fees	4,167,458
Distribution fees	3,729,095
Accounting and security lending fees	708,853
Custodian fees and expenses	107,978
Independent trustees' compensation	18,848
Appreciation in deferred trustee compensation account	464
Audit	67,405
Legal	28,777
Interest	44,952
Miscellaneous	214,298
Total expenses before reductions	37,191,081
Expense reductions	(43,882)	37,147,199
Net investment income (loss)		98,440,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	435,192,096
Foreign currency transactions	59,012
Total net realized gain (loss)		435,251,108
Change in net unrealized appreciation (depreciation) on: Investment securities	477,461,044
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		477,460,966
Net gain (loss)		912,712,074
Net increase (decrease) in net assets resulting from operations		$ 1,011,152,527

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,440,453	$ 188,261,885
Net realized gain (loss)	435,251,108	828,311,746
Change in net unrealized appreciation (depreciation)	477,460,966	1,034,331,156
Net increase (decrease) in net assets resulting from operations	1,011,152,527	2,050,904,787
Distributions to shareholders from net investment income	(4,559,932)	(361,533,412)
Distributions to shareholders from net realized gain	(18,239,730)	(1,350,709,216)
Total distributions	(22,799,662)	(1,712,242,628)
Share transactions - net increase (decrease)	(553,082,248)	928,687,527
Redemption fees	1,977	4,203
Total increase (decrease) in net assets	435,272,594	1,267,353,889

Net Assets
Beginning of period	11,993,690,227	10,726,336,338
End of period (including undistributed net investment income of $94,193,771 and undistributed net investment income of $6,057,687, respectively)	$ 12,428,962,821	$ 11,993,690,227

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Income from Investment Operations
Net investment income (loss) E	.23	.45	.42	.40	.36	.34
Net realized and unrealized gain (loss)	2.04	4.37	1.00	2.24	5.01	(4.08)
Total from investment operations	2.27	4.82	1.42	2.64	5.37	(3.74)
Distributions from net investment income	(.01)	(.89)	(.41)	(.36)	(.35)	(.36)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.11)	(1.30)	(.45)	(.35)	(.85)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.42	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16
Total Return B, C, D	8.68%	20.19%	5.87%	11.53%	30.33%	(16.95)%
Ratios to Average Net Assets F, H
Expenses before reductions	.55% A	.57%	.56%	.58%	.57%	.57%
Expenses net of fee waivers, if any	.55% A	.57%	.56%	.58%	.57%	.57%
Expenses net of all reductions	.55% A	.56%	.55%	.57%	.56%	.56%
Net investment income (loss)	1.67% A	1.76%	1.71%	1.71%	1.83%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,371,000	$ 8,315,159	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Income from Investment Operations
Net investment income (loss) E	.21	.43	.39	.38	.34	.32
Net realized and unrealized gain (loss)	2.04	4.35	1.00	2.22	5.00	(4.06)
Total from investment operations	2.25	4.78	1.39	2.60	5.34	(3.74)
Distributions from net investment income	(.01)	(.84)	(.39)	(.34)	(.33)	(.34)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.06)	(1.28)	(.43)	(.33)	(.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.31	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10
Total Return B, C, D	8.63%	20.08%	5.76%	11.38%	30.22%	(17.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.67%	.66%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.68%	.67%	.67%
Expenses net of all reductions	.64% A	.66%	.65%	.67%	.66%	.66%
Net investment income (loss)	1.57% A	1.66%	1.61%	1.61%	1.73%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,105,768	$ 1,118,333	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Income from Investment Operations
Net investment income (loss) E	.19	.38	.35	.34	.31	.28
Net realized and unrealized gain (loss)	2.01	4.32	.98	2.21	4.97	(4.04)
Total from investment operations	2.20	4.70	1.33	2.55	5.28	(3.76)
Distributions from net investment income	(.01)	(.78)	(.36)	(.33)	(.32)	(.34)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.00)	(1.25)	(.42)	(.32)	(.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.02	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00
Total Return B, C, D	8.52%	19.93%	5.57%	11.23%	30.03%	(17.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.82%	.81%	.83%	.82%	.83%
Expenses net of fee waivers, if any	.80% A	.82%	.81%	.83%	.82%	.83%
Expenses net of all reductions	.80% A	.82%	.80%	.82%	.81%	.82%
Net investment income (loss)	1.42% A	1.51%	1.46%	1.46%	1.58%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,686,603	$ 2,373,059	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.19	.38	.35	.34	.31	.18
Net realized and unrealized gain (loss)	2.01	4.29	.99	2.20	4.96	(4.01)
Total from investment operations	2.20	4.67	1.34	2.54	5.27	(3.83)
Distributions from net investment income	(.01)	(.80)	(.38)	(.35)	(.35)	-
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	-
Total distributions	(.05)	(4.02)	(1.27)	(.44)	(.35)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 27.88	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	8.56%	19.89%	5.61%	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.82%	.81%	.83%	.82%	.85% A
Expenses net of fee waivers, if any	.80% A	.82%	.81%	.83%	.82%	.85% A
Expenses net of all reductions	.80% A	.81%	.80%	.82%	.81%	.84% A
Net investment income (loss)	1.42% A	1.51%	1.46%	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,477	$ 17,089	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.21	.42	.17
Net realized and unrealized gain (loss)	2.04	4.36	.85
Total from investment operations	2.25	4.78	1.02
Distributions from net investment income	(.01)	(.89)	-
Distributions from net realized gain	(.04)	(3.22)	-
Total distributions	(.05)	(4.11)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 28.35	$ 26.15	$ 25.48
Total Return B, C, D	8.62%	20.04%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.69%	.74% A
Expenses net of fee waivers, if any	.66% A	.69%	.74% A
Expenses net of all reductions	.66% A	.69%	.73% A
Net investment income (loss)	1.56% A	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,115	$ 170,050	$ 37,500
Portfolio turnover rate G	18% A	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Equity-Income Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,299,275,657
Unrealized depreciation	(237,163,672)
Net unrealized appreciation (depreciation)	$ 4,062,111,985
Cost for federal income tax purposes	$ 8,462,847,006

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,110,685,624 and $1,590,126,744, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 555,134
Service Class 2	3,152,870
Service Class 2R	21,091
$ 3,729,095

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,763,995
Service Class	366,707
Service Class 2	839,086
Service Class 2R	5,607
Investor Class	192,063
$ 4,167,458

VIP Equity-Income Portfolio

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,569 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including interest accrued, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,529,077	5.41%	$ 42,705

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14,568 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $14,545,000. The weighted average interest rate was 5.56%. The interest expense amounted to $2,247 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,960 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,240.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 3,132,955	$ 264,166,176
Service Class	419,880	33,884,044
Service Class 2	928,340	59,720,009
Service Class 2R	6,482	384,977
Investor Class	72,275	3,378,206
Total	$ 4,559,932	$ 361,533,412
From net realized gain
Initial Class	$ 12,531,819	$ 955,191,565
Service Class	1,679,522	129,915,591
Service Class 2	3,713,359	250,476,248
Service Class 2R	25,929	1,596,604
Investor Class	289,101	13,529,208
Total	$ 18,239,730	$ 1,350,709,216

VIP Equity-Income Portfolio

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	5,696,780	11,142,631	$ 154,001,014	$ 291,841,012
Reinvestment of distributions	588,017	48,349,563	15,664,773	1,219,357,741
Shares redeemed	(29,092,952)	(51,111,950)	(792,576,231)	(1,316,326,890)
Net increase (decrease)	(22,808,155)	8,380,244	$ (622,910,444)	$ 194,871,863
Service Class
Shares sold	888,622	1,973,377	$ 23,914,008	$ 51,112,539
Reinvestment of distributions	79,103	6,517,581	2,099,402	163,799,635
Shares redeemed	(4,734,917)	(8,189,522)	(127,943,727)	(210,464,004)
Net increase (decrease)	(3,767,192)	301,436	$ (101,930,317)	$ 4,448,170
Service Class 2
Shares sold	10,028,186	18,633,564	$ 269,241,764	$ 478,385,754
Reinvestment of distributions	176,558	12,399,920	4,641,699	310,196,257
Shares redeemed	(6,068,076)	(7,758,659)	(161,990,470)	(196,924,442)
Net increase (decrease)	4,136,668	23,274,825	$ 111,892,993	$ 591,657,569
Service Class 2R
Shares sold	104,532	328,046	$ 2,819,789	$ 8,477,584
Reinvestment of distributions	1,239	79,377	32,411	1,981,581
Shares redeemed	(142,897)	(128,136)	(3,755,419)	(3,244,089)
Net increase (decrease)	(37,126)	279,287	$ (903,219)	$ 7,215,076
Investor Class
Shares sold	2,466,314	4,614,643	$ 66,701,589	$ 119,868,954
Reinvestment of distributions	13,596	660,041	361,376	16,907,414
Shares redeemed	(230,264)	(243,553)	(6,294,226)	(6,281,519)
Net increase (decrease)	2,249,646	5,031,131	$ 60,768,739	$ 130,494,849

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0807
1.705693.109

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com(search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,086.80	$ 2.85
Hypothetical A	$ 1,000.00	$ 1,022.07	$ 2.76
Service Class
Actual	$ 1,000.00	$ 1,086.30	$ 3.36
Hypothetical A	$ 1,000.00	$ 1,021.57	$ 3.26
Service Class 2
Actual	$ 1,000.00	$ 1,085.20	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R
Actual	$ 1,000.00	$ 1,085.60	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,020.83	$ 4.01
Investor Class
Actual	$ 1,000.00	$ 1,086.20	$ 3.41
Hypothetical A	$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.55%
Service Class	.65%
Service Class 2.80%
Service Class 2R	.80%
Investor Class	.66%

Semiannual Report

VIP Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.5	5.4
AT&T, Inc.	4.3	2.2
Bank of America Corp.	3.0	3.2
American International Group, Inc.	2.5	2.7
Citigroup, Inc.	2.3	2.6
JPMorgan Chase & Co.	2.2	2.3
Pfizer, Inc.	1.8	1.8
Chevron Corp.	1.6	1.4
General Electric Co.	1.4	1.4
Fannie Mae	1.3	1.3
	25.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	28.8
Energy	14.8	12.9
Consumer Discretionary	10.8	12.0
Industrials	10.5	9.7
Information Technology	9.9	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 98.8%		Stocks 98.7%
	Bonds 0.9%		Bonds 0.9%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	9.3%	** Foreign investments	9.6%

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	101,374	$ 3,002,698
The Goodyear Tire & Rubber Co. (a)	881,100	30,627,036
		33,629,734
Automobiles - 1.1%
General Motors Corp. (d)	329,800	12,466,440
Hyundai Motor Co.	205,150	16,210,373
Monaco Coach Corp.	446,650	6,409,428
Peugeot Citroen SA	277,800	22,475,757
Renault SA	117,501	18,957,472
Toyota Motor Corp. sponsored ADR	411,500	51,799,620
Winnebago Industries, Inc.	349,700	10,323,144
		138,642,234
Diversified Consumer Services - 0.3%
H&R Block, Inc.	640,670	14,972,458
Service Corp. International	1,547,200	19,773,216
		34,745,674
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	356,200	18,080,712
Wyndham Worldwide Corp. (a)	440,402	15,968,977
		34,049,689
Household Durables - 1.5%
Beazer Homes USA, Inc.	559,700	13,807,799
Black & Decker Corp.	230,000	20,311,300
Centex Corp.	177,000	7,097,700
KB Home	226,400	8,913,368
Lennar Corp. Class A	674,700	24,667,032
Newell Rubbermaid, Inc.	344,300	10,132,749
The Stanley Works	368,230	22,351,561
Whirlpool Corp.	705,634	78,466,501
		185,748,010
Internet & Catalog Retail - 0.2%
Liberty Media Corp. New - Interactive Series A (a)	855,769	19,109,322
Leisure Equipment & Products - 0.5%
Brunswick Corp.	775,657	25,309,688
Eastman Kodak Co.	1,379,800	38,399,834
		63,709,522
Media - 3.8%
Citadel Broadcasting Corp.	1,018,363	6,568,441
Clear Channel Communications, Inc.	2,882,000	108,997,240
Comcast Corp. Class A	2,325,636	65,396,884
Gannett Co., Inc.	533,900	29,337,805
News Corp. Class B	917,304	21,042,954
The McClatchy Co. Class A (d)	805,565	20,388,850
The New York Times Co. Class A (d)	1,244,344	31,606,338
The Walt Disney Co.	700,100	23,901,414

	Shares	Value
Time Warner Cable, Inc. (a)	395,800	$ 15,503,486
Time Warner, Inc.	5,461,050	114,900,492
Viacom, Inc. Class B (non-vtg.) (a)	466,379	19,415,358
Virgin Media, Inc.	778,187	18,964,417
		476,023,679
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	744,200	25,540,944
Macy's, Inc.	1,037,500	41,271,750
Retail Ventures, Inc. (a)	488,500	7,879,505
Sears Holdings Corp. (a)	100,700	17,068,650
Tuesday Morning Corp. (d)	532,023	6,575,804
		98,336,653
Specialty Retail - 1.3%
AnnTaylor Stores Corp. (a)	288,391	10,214,809
Chico's FAS, Inc. (a)	994,100	24,196,394
Gap, Inc.	1,009,100	19,273,810
Home Depot, Inc.	2,223,900	87,510,465
RadioShack Corp.	270,514	8,964,834
Williams-Sonoma, Inc.	567,800	17,931,124
		168,091,436
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	414,315	15,453,950
TOTAL CONSUMER DISCRETIONARY		1,267,539,903
CONSUMER STAPLES - 5.1%
Beverages - 0.6%
Anheuser-Busch Companies, Inc.	1,126,100	58,737,376
Heineken NV (Bearer)	338,554	19,805,409
		78,542,785
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,150,100	41,921,145
Rite Aid Corp. (a)	2,053,168	13,099,212
Wal-Mart Stores, Inc.	2,849,600	137,094,256
Winn-Dixie Stores, Inc. (a)	141,811	4,155,062
		196,269,675
Food Products - 0.8%
Hershey Co.	521,600	26,403,392
Kraft Foods, Inc. Class A	584,254	20,594,954
Marine Harvest ASA (a)	18,535,000	20,178,169
Tyson Foods, Inc. Class A	1,175,200	27,076,608
		94,253,123
Household Products - 0.7%
Colgate-Palmolive Co.	520,100	33,728,485
Kimberly-Clark Corp.	299,100	20,006,799
Procter & Gamble Co.	603,442	36,924,616
		90,659,900
Personal Products - 0.7%
Avon Products, Inc.	2,310,070	84,895,073
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	1,328,705	$ 93,195,369
TOTAL CONSUMER STAPLES		637,815,925
ENERGY - 14.8%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	1,364,100	114,761,733
Halliburton Co.	1,475,795	50,914,928
Nabors Industries Ltd. (a)	1,149,613	38,374,082
Noble Corp.	579,200	56,483,584
Schlumberger Ltd. (NY Shares)	1,757,057	149,244,422
		409,778,749
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp.	556,080	45,370,567
BP PLC sponsored ADR	131,000	9,450,340
Chevron Corp.	2,302,042	193,924,018
ConocoPhillips	1,823,700	143,160,450
EOG Resources, Inc.	698,400	51,025,104
Exxon Mobil Corp.	8,219,836	689,479,839
Hess Corp.	751,900	44,332,024
Lukoil Oil Co. sponsored ADR	266,100	20,157,075
Occidental Petroleum Corp.	1,065,300	61,659,564
Royal Dutch Shell PLC Class A sponsored ADR	76,900	6,244,280
Spectra Energy Corp.	434,800	11,287,408
Total SA sponsored ADR	1,022,833	82,829,016
Valero Energy Corp.	783,920	57,900,331
Williams Companies, Inc.	531,500	16,806,030
		1,433,626,046
TOTAL ENERGY		1,843,404,795
FINANCIALS - 27.0%
Capital Markets - 3.9%
Ameriprise Financial, Inc.	464,902	29,553,820
Ares Capital Corp.	532,091	8,965,733
Bank of New York Co., Inc.	2,402,900	99,576,176
KKR Private Equity Investors, LP	652,400	14,679,000
KKR Private Equity Investors, LP Restricted Depositary Units (e)	674,100	15,167,250
Mellon Financial Corp.	1,246,800	54,859,200
Merrill Lynch & Co., Inc.	1,163,600	97,253,688
Morgan Stanley	1,544,100	129,519,108
State Street Corp.	454,153	31,064,065
		480,638,040
Commercial Banks - 4.7%
Associated Banc-Corp.	240,256	7,856,371
Barclays PLC Sponsored ADR	657,400	36,676,346

	Shares	Value
Fifth Third Bancorp (d)	396,588	$ 15,772,305
HSBC Holdings PLC sponsored ADR (d)	636,100	58,374,897
KeyCorp (d)	695,100	23,862,783
Lloyds TSB Group PLC	2,021,000	22,564,538
Marshall & Ilsley Corp.	434,500	20,695,235
PNC Financial Services Group, Inc.	660,214	47,258,118
Royal Bank of Scotland Group PLC	1,712,964	21,773,953
U.S. Bancorp, Delaware	1,414,138	46,595,847
Wachovia Corp.	3,024,857	155,023,921
Wells Fargo & Co.	3,786,600	133,174,722
		589,629,036
Consumer Finance - 0.3%
American Express Co.	632,796	38,714,459
Diversified Financial Services - 7.7%
Bank of America Corp.	7,585,577	370,858,860
Citigroup, Inc.	5,676,219	291,133,273
FirstRand Ltd.	6,838,225	21,866,530
JPMorgan Chase & Co.	5,558,512	269,309,906
		953,168,569
Insurance - 7.4%
ACE Ltd.	1,783,596	111,510,422
AFLAC, Inc.	264,800	13,610,720
Allianz AG sponsored ADR	1,012,100	23,551,567
Allstate Corp.	988,200	60,784,182
American International Group, Inc.	4,472,550	313,212,677
Hartford Financial Services Group, Inc.	789,200	77,744,092
MetLife, Inc. unit	786,400	25,447,904
Montpelier Re Holdings Ltd.	1,344,500	24,927,030
PartnerRe Ltd.	554,224	42,952,360
Swiss Reinsurance Co. (Reg.)	306,791	28,102,417
The Travelers Companies, Inc.	2,309,746	123,571,411
Willis Group Holdings Ltd.	937,000	41,284,220
XL Capital Ltd. Class A	449,671	37,902,769
		924,601,771
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	552,800	7,971,376
Developers Diversified Realty Corp.	367,400	19,365,654
Health Care Property Investors, Inc.	746,600	21,599,138
Senior Housing Properties Trust (SBI)	370,956	7,548,955
		56,485,123
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	536,410	19,498,504
Fannie Mae	2,556,210	166,997,199
Freddie Mac	1,148,000	69,683,600
MGIC Investment Corp.	551,652	31,366,933
New York Community Bancorp, Inc.	895,500	15,241,410
People's United Financial, Inc.	243,300	4,313,709
		307,101,355
TOTAL FINANCIALS		3,350,338,353
Common Stocks - continued
	Shares	Value
HEALTH CARE - 6.9%
Biotechnology - 0.4%
Amgen, Inc. (a)	791,422	$ 43,757,722
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	750,332	42,273,705
Medtronic, Inc.	251,300	13,032,418
		55,306,123
Health Care Providers & Services - 0.2%
Omnicare, Inc.	256,200	9,238,572
UnitedHealth Group, Inc.	421,647	21,563,028
		30,801,600
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	1,993,700	62,921,172
Eli Lilly & Co.	176,600	9,868,408
Johnson & Johnson	1,752,000	107,958,240
Merck & Co., Inc.	2,058,200	102,498,360
Pfizer, Inc.	8,868,800	226,775,216
Schering-Plough Corp.	3,138,930	95,549,029
Wyeth	2,127,900	122,013,786
		727,584,211
TOTAL HEALTH CARE		857,449,656
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.3%
General Dynamics Corp.	297,700	23,286,094
Honeywell International, Inc.	2,083,925	117,283,299
Lockheed Martin Corp.	506,300	47,658,019
Northrop Grumman Corp.	203,100	15,815,397
The Boeing Co.	88,700	8,529,392
United Technologies Corp.	1,060,140	75,195,730
		287,767,931
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	389,200	28,411,600
Building Products - 0.2%
Masco Corp.	1,091,700	31,080,699
Commercial Services & Supplies - 0.4%
Cintas Corp.	174,700	6,888,421
Equifax, Inc.	110,481	4,907,566
Waste Management, Inc.	826,200	32,263,110
		44,059,097
Electrical Equipment - 0.4%
Emerson Electric Co.	953,000	44,600,400
Industrial Conglomerates - 3.4%
3M Co.	940,900	81,660,711
General Electric Co.	4,521,890	173,097,949
Textron, Inc.	232,200	25,567,542
Tyco International Ltd.	4,253,346	143,720,561
		424,046,763

	Shares	Value
Machinery - 2.7%
Briggs & Stratton Corp. (d)	974,888	$ 30,767,465
Bucyrus International, Inc. Class A	132,800	9,399,584
Caterpillar, Inc.	366,000	28,657,800
Deere & Co.	125,000	15,092,500
Dover Corp.	1,091,300	55,819,995
Eaton Corp.	233,100	21,678,300
Illinois Tool Works, Inc.	337,300	18,278,287
Ingersoll-Rand Co. Ltd. Class A	778,388	42,671,230
Navistar International Corp. (a)	293,095	19,344,270
SPX Corp.	1,052,889	92,454,183
		334,163,614
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	776,800	66,136,752
Laidlaw International, Inc.	201,200	6,951,460
Union Pacific Corp.	251,600	28,971,740
		102,059,952
TOTAL INDUSTRIALS		1,296,190,056
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.4%
Alcatel-Lucent SA sponsored ADR (d)	3,041,922	42,586,908
Cisco Systems, Inc. (a)	2,140,400	59,610,140
Harris Corp.	555,800	30,318,890
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	1,416
Motorola, Inc.	1,673,712	29,624,702
Nortel Networks Corp. (a)	308,740	7,442,800
		169,584,856
Computers & Peripherals - 2.8%
EMC Corp. (a)	2,994,200	54,195,020
Hewlett-Packard Co.	2,784,911	124,262,729
Imation Corp.	536,760	19,784,974
International Business Machines Corp.	1,225,800	129,015,450
Sun Microsystems, Inc. (a)	3,352,675	17,635,071
		344,893,244
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	864,800	33,242,912
Arrow Electronics, Inc. (a)	730,600	28,076,958
Avnet, Inc. (a)	799,930	31,709,225
Solectron Corp. (a)	5,354,600	19,704,928
Tektronix, Inc.	452,007	15,250,716
		127,984,739
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	33,880	17,732,114
VeriSign, Inc. (a)	240,400	7,627,892
		25,360,006
IT Services - 0.3%
MoneyGram International, Inc.	840,700	23,497,565
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	621,300	$ 12,941,679
Unisys Corp. (a)	932,000	8,518,480
		44,957,724
Office Electronics - 0.4%
Xerox Corp. (a)	2,722,235	50,306,903
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,282,800	48,284,592
Applied Materials, Inc.	2,485,400	49,384,898
Intel Corp.	4,930,100	117,139,176
LSI Corp. (a)	1,413,200	10,613,132
Micron Technology, Inc. (a)	1,341,600	16,810,248
National Semiconductor Corp.	2,100,247	59,373,983
Teradyne, Inc. (a)	1,115,000	19,601,700
Verigy Ltd.	153,559	4,393,323
		325,601,052
Software - 1.1%
Microsoft Corp.	3,073,500	90,576,045
Oracle Corp. (a)	688,100	13,562,451
Symantec Corp. (a)	1,418,833	28,660,427
		132,798,923
TOTAL INFORMATION TECHNOLOGY		1,221,487,447
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	593,700	47,715,669
Arkema (a)	12,180	799,329
Arkema sponsored ADR (a)	224,254	14,576,510
Bayer AG sponsored ADR	255,900	19,269,270
Celanese Corp. Class A	672,400	26,075,672
Chemtura Corp.	2,736,764	30,405,448
Dow Chemical Co.	672,800	29,751,216
E.I. du Pont de Nemours & Co.	492,900	25,059,036
Georgia Gulf Corp. (d)	759,800	13,759,978
H.B. Fuller Co.	370,550	11,075,740
PolyOne Corp. (a)	1,185,313	8,522,400
Rohm & Haas Co.	166,256	9,090,878
		236,101,146
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp.	2,661,672	35,426,854
Metals & Mining - 1.0%
Alcan, Inc.	480,800	39,222,267
Alcoa, Inc.	1,793,971	72,709,645
Century Aluminum Co. (a)	164,000	8,959,320
		120,891,232

	Shares	Value
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	301,800	$ 23,821,074
TOTAL MATERIALS		416,240,306
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	12,768,769	529,903,914
Qwest Communications International, Inc. (a)	5,583,100	54,156,070
Telkom SA Ltd. sponsored ADR (d)	319,375	32,177,031
Verizon Communications, Inc.	3,886,402	160,003,170
		776,240,185
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	3,573,300	74,003,043
Vodafone Group PLC sponsored ADR	1,192,687	40,110,064
		114,113,107
TOTAL TELECOMMUNICATION SERVICES		890,353,292
UTILITIES - 3.3%
Electric Utilities - 1.2%
Duke Energy Corp.	869,700	15,915,510
Entergy Corp.	600,300	64,442,205
Exelon Corp.	648,700	47,095,620
PPL Corp.	458,600	21,457,894
		148,911,229
Gas Utilities - 0.0%
AGL Resources, Inc.	124,300	5,031,664
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	1,581,700	34,607,596
TXU Corp.	753,840	50,733,432
		85,341,028
Multi-Utilities - 1.4%
Dominion Resources, Inc.	568,000	49,024,080
Public Service Enterprise Group, Inc.	897,900	78,817,662
Wisconsin Energy Corp.	878,300	38,847,209
		166,688,951
TOTAL UTILITIES		405,972,872
TOTAL COMMON STOCKS (Cost $8,134,130,033)		12,186,792,605
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	429,300	16,420,725
General Motors Corp.:
Series B, 5.25%	381,400	8,348,846
Series C, 6.25%	265,400	6,587,228
		31,356,799
Convertible Preferred Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	384,900	$ 9,237,600
TOTAL CONSUMER DISCRETIONARY		40,594,399
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	167,100	11,459,718
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Corp. 4.25%	67,100	3,363,052
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	220,100	28,224,964
TOTAL MATERIALS		31,588,016
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $78,832,069)		83,642,133
Corporate Bonds - 0.9%
	Principal Amount
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 9,770,000	12,234,971
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	3,640,000	4,254,250
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (e)	1,740,000	1,170,150
3.5% 1/15/31 (e)	9,546,178	9,441,322
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,460,313
		24,071,785
TOTAL CONSUMER DISCRETIONARY		40,561,006
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (e)	8,680,000	11,736,228
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (e)	13,250,000	12,753,125
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
3.5% 6/15/12	6,220,000	7,848,396

	Principal Amount	Value
5.25% 12/15/11 (e)	$ 11,850,000	$ 18,917,577
5.25% 12/15/11	3,930,000	6,273,931
		33,039,904
TOTAL CONVERTIBLE BONDS		98,090,263
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,714,152
TOTAL CORPORATE BONDS (Cost $97,956,891)		111,804,415
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	183,475	183,475
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	142,536,363	142,536,363
TOTAL MONEY MARKET FUNDS (Cost $142,719,838)		142,719,838
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,453,638,831)		12,524,958,991
NET OTHER ASSETS - (0.8)%		(95,996,170)
NET ASSETS - 100%		$ 12,428,962,821
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,645,965 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 492,757
Fidelity Securities Lending Cash Central Fund	1,107,625
Total	$ 1,600,382

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

VIP Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $138,407,373) - See accompanying schedule: Unaffiliated issuers (cost $8,310,918,993)	$ 12,382,239,153
Fidelity Central Funds (cost $142,719,838)	142,719,838
Total Investments (cost $8,453,638,831)		$ 12,524,958,991
Receivable for investments sold		62,267,354
Receivable for fund shares sold		2,249,201
Dividends receivable		13,562,774
Interest receivable		832,752
Distributions receivable from Fidelity Central Funds		199,810
Prepaid expenses		24,690
Other receivables		272,713
Total assets		12,604,368,285

Liabilities
Payable to custodian bank	$ 12,465
Payable for investments purchased	912,542
Payable for fund shares redeemed	9,433,352
Accrued management fee	4,805,791
Distribution fees payable	658,479
Notes payable to affiliates	15,480,000
Other affiliated payables	838,579
Other payables and accrued expenses	727,893
Collateral on securities loaned, at value	142,536,363
Total liabilities		175,405,464

Net Assets		$ 12,428,962,821
Net Assets consist of:
Paid in capital		$ 7,856,056,048
Undistributed net investment income		94,193,771
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		407,392,831
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,071,320,171
Net Assets		$ 12,428,962,821

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($8,370,999,959 ÷ 294,564,922 shares)	$ 28.42

Service Class: Net Asset Value, offering price and redemption price per share ($1,105,767,699 ÷ 39,064,248 shares)	$ 28.31

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,686,602,910 ÷ 95,880,097 shares)	$ 28.02

Service Class 2R: Net Asset Value, offering price and redemption price per share ($17,477,386 ÷ 626,945 shares)	$ 27.88

Investor Class: Net Asset Value, offering price and redemption price per share ($248,114,867 ÷ 8,752,631 shares)	$ 28.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Equity-Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 131,745,692
Interest		2,241,578
Income from Fidelity Central Funds (including $1,107,625 from security lending)		1,600,382
Total income		135,587,652

Expenses
Management fee	$ 28,102,953
Transfer agent fees	4,167,458
Distribution fees	3,729,095
Accounting and security lending fees	708,853
Custodian fees and expenses	107,978
Independent trustees' compensation	18,848
Appreciation in deferred trustee compensation account	464
Audit	67,405
Legal	28,777
Interest	44,952
Miscellaneous	214,298
Total expenses before reductions	37,191,081
Expense reductions	(43,882)	37,147,199
Net investment income (loss)		98,440,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	435,192,096
Foreign currency transactions	59,012
Total net realized gain (loss)		435,251,108
Change in net unrealized appreciation (depreciation) on: Investment securities	477,461,044
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		477,460,966
Net gain (loss)		912,712,074
Net increase (decrease) in net assets resulting from operations		$ 1,011,152,527

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,440,453	$ 188,261,885
Net realized gain (loss)	435,251,108	828,311,746
Change in net unrealized appreciation (depreciation)	477,460,966	1,034,331,156
Net increase (decrease) in net assets resulting from operations	1,011,152,527	2,050,904,787
Distributions to shareholders from net investment income	(4,559,932)	(361,533,412)
Distributions to shareholders from net realized gain	(18,239,730)	(1,350,709,216)
Total distributions	(22,799,662)	(1,712,242,628)
Share transactions - net increase (decrease)	(553,082,248)	928,687,527
Redemption fees	1,977	4,203
Total increase (decrease) in net assets	435,272,594	1,267,353,889

Net Assets
Beginning of period	11,993,690,227	10,726,336,338
End of period (including undistributed net investment income of $94,193,771 and undistributed net investment income of $6,057,687, respectively)	$ 12,428,962,821	$ 11,993,690,227

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16	$ 22.75
Income from Investment Operations
Net investment income (loss) E	.23	.45	.42	.40	.36	.34
Net realized and unrealized gain (loss)	2.04	4.37	1.00	2.24	5.01	(4.08)
Total from investment operations	2.27	4.82	1.42	2.64	5.37	(3.74)
Distributions from net investment income	(.01)	(.89)	(.41)	(.36)	(.35)	(.36)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.11)	(1.30)	(.45)	(.35)	(.85)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.42	$ 26.20	$ 25.49	$ 25.37	$ 23.18	$ 18.16
Total Return B, C, D	8.68%	20.19%	5.87%	11.53%	30.33%	(16.95)%
Ratios to Average Net Assets F, H
Expenses before reductions	.55% A	.57%	.56%	.58%	.57%	.57%
Expenses net of fee waivers, if any	.55% A	.57%	.56%	.58%	.57%	.57%
Expenses net of all reductions	.55% A	.56%	.55%	.57%	.56%	.56%
Net investment income (loss)	1.67% A	1.76%	1.71%	1.71%	1.83%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,371,000	$ 8,315,159	$ 7,875,801	$ 8,689,829	$ 8,402,963	$ 6,895,940
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10	$ 22.67
Income from Investment Operations
Net investment income (loss) E	.21	.43	.39	.38	.34	.32
Net realized and unrealized gain (loss)	2.04	4.35	1.00	2.22	5.00	(4.06)
Total from investment operations	2.25	4.78	1.39	2.60	5.34	(3.74)
Distributions from net investment income	(.01)	(.84)	(.39)	(.34)	(.33)	(.34)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.06)	(1.28)	(.43)	(.33)	(.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.31	$ 26.11	$ 25.39	$ 25.28	$ 23.11	$ 18.10
Total Return B, C, D	8.63%	20.08%	5.76%	11.38%	30.22%	(17.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.67%	.66%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.65% A	.67%	.66%	.68%	.67%	.67%
Expenses net of all reductions	.64% A	.66%	.65%	.67%	.66%	.66%
Net investment income (loss)	1.57% A	1.66%	1.61%	1.61%	1.73%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,105,768	$ 1,118,333	$ 1,079,838	$ 1,170,778	$ 1,071,483	$ 771,516
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00	$ 22.59
Income from Investment Operations
Net investment income (loss) E	.19	.38	.35	.34	.31	.28
Net realized and unrealized gain (loss)	2.01	4.32	.98	2.21	4.97	(4.04)
Total from investment operations	2.20	4.70	1.33	2.55	5.28	(3.76)
Distributions from net investment income	(.01)	(.78)	(.36)	(.33)	(.32)	(.34)
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	(.49)
Total distributions	(.05)	(4.00)	(1.25)	(.42)	(.32)	(.83)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.02	$ 25.87	$ 25.17	$ 25.09	$ 22.96	$ 18.00
Total Return B, C, D	8.52%	19.93%	5.57%	11.23%	30.03%	(17.15)%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.82%	.81%	.83%	.82%	.83%
Expenses net of fee waivers, if any	.80% A	.82%	.81%	.83%	.82%	.83%
Expenses net of all reductions	.80% A	.82%	.80%	.82%	.81%	.82%
Net investment income (loss)	1.42% A	1.51%	1.46%	1.46%	1.58%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,686,603	$ 2,373,059	$ 1,723,546	$ 1,420,999	$ 916,679	$ 403,632
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.19	.38	.35	.34	.31	.18
Net realized and unrealized gain (loss)	2.01	4.29	.99	2.20	4.96	(4.01)
Total from investment operations	2.20	4.67	1.34	2.54	5.27	(3.83)
Distributions from net investment income	(.01)	(.80)	(.38)	(.35)	(.35)	-
Distributions from net realized gain	(.04)	(3.22)	(.89)	(.09)	-	-
Total distributions	(.05)	(4.02)	(1.27)	(.44)	(.35)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 27.88	$ 25.73	$ 25.08	$ 25.01	$ 22.91	$ 17.99
Total Return B, C, D	8.56%	19.89%	5.61%	11.22%	30.05%	(17.55)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.82%	.81%	.83%	.82%	.85% A
Expenses net of fee waivers, if any	.80% A	.82%	.81%	.83%	.82%	.85% A
Expenses net of all reductions	.80% A	.81%	.80%	.82%	.81%	.84% A
Net investment income (loss)	1.42% A	1.51%	1.46%	1.46%	1.57%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,477	$ 17,089	$ 9,651	$ 5,617	$ 1,891	$ 471
Portfolio turnover rate G	18% A	22%	19%	22%	26%	25%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.21	.42	.17
Net realized and unrealized gain (loss)	2.04	4.36	.85
Total from investment operations	2.25	4.78	1.02
Distributions from net investment income	(.01)	(.89)	-
Distributions from net realized gain	(.04)	(3.22)	-
Total distributions	(.05)	(4.11)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 28.35	$ 26.15	$ 25.48
Total Return B, C, D	8.62%	20.04%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	.66% A	.69%	.74% A
Expenses net of fee waivers, if any	.66% A	.69%	.74% A
Expenses net of all reductions	.66% A	.69%	.73% A
Net investment income (loss)	1.56% A	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,115	$ 170,050	$ 37,500
Portfolio turnover rate G	18% A	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Equity-Income Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,299,275,657
Unrealized depreciation	(237,163,672)
Net unrealized appreciation (depreciation)	$ 4,062,111,985
Cost for federal income tax purposes	$ 8,462,847,006

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,110,685,624 and $1,590,126,744, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 555,134
Service Class 2	3,152,870
Service Class 2R	21,091
$ 3,729,095

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,763,995
Service Class	366,707
Service Class 2	839,086
Service Class 2R	5,607
Investor Class	192,063
$ 4,167,458

VIP Equity-Income Portfolio

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,569 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including interest accrued, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,529,077	5.41%	$ 42,705

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14,568 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $14,545,000. The weighted average interest rate was 5.56%. The interest expense amounted to $2,247 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $34,960 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,240.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 21% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 3,132,955	$ 264,166,176
Service Class	419,880	33,884,044
Service Class 2	928,340	59,720,009
Service Class 2R	6,482	384,977
Investor Class	72,275	3,378,206
Total	$ 4,559,932	$ 361,533,412
From net realized gain
Initial Class	$ 12,531,819	$ 955,191,565
Service Class	1,679,522	129,915,591
Service Class 2	3,713,359	250,476,248
Service Class 2R	25,929	1,596,604
Investor Class	289,101	13,529,208
Total	$ 18,239,730	$ 1,350,709,216

VIP Equity-Income Portfolio

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	5,696,780	11,142,631	$ 154,001,014	$ 291,841,012
Reinvestment of distributions	588,017	48,349,563	15,664,773	1,219,357,741
Shares redeemed	(29,092,952)	(51,111,950)	(792,576,231)	(1,316,326,890)
Net increase (decrease)	(22,808,155)	8,380,244	$ (622,910,444)	$ 194,871,863
Service Class
Shares sold	888,622	1,973,377	$ 23,914,008	$ 51,112,539
Reinvestment of distributions	79,103	6,517,581	2,099,402	163,799,635
Shares redeemed	(4,734,917)	(8,189,522)	(127,943,727)	(210,464,004)
Net increase (decrease)	(3,767,192)	301,436	$ (101,930,317)	$ 4,448,170
Service Class 2
Shares sold	10,028,186	18,633,564	$ 269,241,764	$ 478,385,754
Reinvestment of distributions	176,558	12,399,920	4,641,699	310,196,257
Shares redeemed	(6,068,076)	(7,758,659)	(161,990,470)	(196,924,442)
Net increase (decrease)	4,136,668	23,274,825	$ 111,892,993	$ 591,657,569
Service Class 2R
Shares sold	104,532	328,046	$ 2,819,789	$ 8,477,584
Reinvestment of distributions	1,239	79,377	32,411	1,981,581
Shares redeemed	(142,897)	(128,136)	(3,755,419)	(3,244,089)
Net increase (decrease)	(37,126)	279,287	$ (903,219)	$ 7,215,076
Investor Class
Shares sold	2,466,314	4,614,643	$ 66,701,589	$ 119,868,954
Reinvestment of distributions	13,596	660,041	361,376	16,907,414
Shares redeemed	(230,264)	(243,553)	(6,294,226)	(6,281,519)
Net increase (decrease)	2,249,646	5,031,131	$ 60,768,739	$ 130,494,849

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0807
1.833447.101

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Growth Portfolio

VIP Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,125.50	$ 3.37
Hypothetical A	$ 1,000.00	$ 1,021.62	$ 3.21
Service Class
Actual	$ 1,000.00	$ 1,125.00	$ 3.90
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2
Actual	$ 1,000.00	$ 1,124.10	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2R
Actual	$ 1,000.00	$ 1,124.20	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class
Actual	$ 1,000.00	$ 1,124.60	$ 4.00
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.64%
Service Class	.74%
Service Class 2.89%
Service Class 2R	.89%
Investor Class	.76%

Semiannual Report

VIP Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
EMC Corp.	4.6	1.1
Biogen Idec, Inc.	4.0	2.8
Google, Inc. Class A (sub. vtg.)	4.0	2.6
Cisco Systems, Inc.	3.1	3.2
ABB Ltd. sponsored ADR	2.9	1.7
Research In Motion Ltd.	2.8	1.8
Commerce Bancorp, Inc.	2.5	1.6
Broadcom Corp. Class A	2.3	1.1
McDermott International, Inc.	2.3	0.5
Merck & Co., Inc.	2.2	1.1
	30.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.7	31.6
Health Care	16.4	20.8
Energy	10.2	5.8
Industrials	10.1	11.1
Financials	9.2	10.2
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 99.8%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	24.6%	** Foreign investments	13.2%

VIP Growth Portfolio

VIP Growth Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Distributors - 0.2%
Li & Fung Ltd.	3,080,000	$ 11,088,347
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	487,327	12,641,262
McDonald's Corp.	869,200	44,120,592
Starbucks Corp. (a)	1,348,454	35,383,433
		92,145,287
Household Durables - 1.6%
Garmin Ltd. (d)	676,194	50,018,070
Tele Atlas NV (a)(d)	1,463,800	31,459,978
TomTom Group BV (a)(d)	750,935	38,548,844
		120,026,892
Media - 2.0%
Focus Media Holding Ltd. ADR (a)(d)	842,082	42,525,141
Lamar Advertising Co. Class A	573,540	35,995,370
McGraw-Hill Companies, Inc.	557,854	37,978,700
National CineMedia, Inc.	1,054,175	29,527,442
		146,026,653
Specialty Retail - 0.4%
Guess?, Inc.	180,200	8,656,808
PETsMART, Inc.	315,300	10,231,485
Zumiez, Inc. (a)	360,264	13,610,774
		32,499,067
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	371,732	36,470,627
Volcom, Inc. (a)	362,120	18,153,076
		54,623,703
TOTAL CONSUMER DISCRETIONARY		456,409,949
CONSUMER STAPLES - 4.6%
Beverages - 0.5%
PepsiCo, Inc.	642,529	41,668,006
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,856,285	67,661,588
Walgreen Co.	1,093,700	47,619,698
		115,281,286
Food Products - 0.9%
Nestle SA sponsored ADR	347,200	33,209,680
Tyson Foods, Inc. Class A	1,546,500	35,631,360
		68,841,040
Household Products - 1.3%
Colgate-Palmolive Co.	716,200	46,445,570
Procter & Gamble Co.	787,700	48,199,363
		94,644,933

	Shares	Value
Personal Products - 0.3%
Bare Escentuals, Inc.	433,647	$ 14,809,045
Physicians Formula Holdings, Inc.	372,988	5,865,236
		20,674,281
TOTAL CONSUMER STAPLES		341,109,546
ENERGY - 10.2%
Energy Equipment & Services - 2.1%
Schlumberger Ltd. (NY Shares)	1,864,400	158,362,136
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd.	420,300	27,926,622
Canadian Oil Sands Trust unit	1,734,200	53,625,485
Chesapeake Energy Corp. (d)	1,655,511	57,280,681
Denbury Resources, Inc. (a)	310,500	11,643,750
EOG Resources, Inc.	1,006,800	73,556,808
Gazprom OAO sponsored ADR	1,151,675	48,197,599
Petroplus Holdings AG	232,327	23,924,964
Ultra Petroleum Corp. (a)	1,096,726	60,583,144
Valero Energy Corp.	1,341,000	99,046,260
Western Oil Sands, Inc. Class A (a)	1,195,400	39,837,315
Williams Companies, Inc.	2,325,647	73,536,958
XTO Energy, Inc.	395,300	23,757,530
		592,917,116
TOTAL ENERGY		751,279,252
FINANCIALS - 9.2%
Capital Markets - 3.3%
Charles Schwab Corp.	5,102,972	104,712,985
Northern Trust Corp.	561,079	36,043,715
State Street Corp.	1,162,400	79,508,160
T. Rowe Price Group, Inc.	350,300	18,177,067
		238,441,927
Commercial Banks - 2.7%
Commerce Bancorp, Inc. (d)	4,965,954	183,690,638
East West Bancorp, Inc.	398,622	15,498,423
		199,189,061
Consumer Finance - 1.0%
American Express Co.	1,227,000	75,067,860
Insurance - 2.2%
AFLAC, Inc.	693,120	35,626,368
American International Group, Inc.	1,273,866	89,208,836
Willis Group Holdings Ltd.	796,700	35,102,602
		159,937,806
TOTAL FINANCIALS		672,636,654
HEALTH CARE - 16.4%
Biotechnology - 7.0%
Acorda Therapeutics, Inc. (a)(d)	1,272,583	21,710,266
Altus Pharmaceuticals, Inc. (a)	1,229,209	14,185,072
Amylin Pharmaceuticals, Inc. (a)(d)	647,003	26,630,643
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	5,485,233	$ 293,459,966
CSL Ltd.	757,405	56,517,258
Genentech, Inc. (a)	460,900	34,871,694
Gilead Sciences, Inc. (a)	1,745,384	67,668,538
		515,043,437
Health Care Equipment & Supplies - 3.3%
ArthroCare Corp. (a)	255,015	11,197,709
Becton, Dickinson & Co.	884,200	65,872,900
BioLase Technology, Inc. (a)(d)	380,511	2,309,702
C.R. Bard, Inc.	598,500	49,454,055
Cochlear Ltd.	355,296	18,377,668
DENTSPLY International, Inc.	931,714	35,647,378
Kyphon, Inc. (a)	366,930	17,667,680
Mindray Medical International Ltd. sponsored ADR	181,400	5,538,142
Sirona Dental Systems, Inc. (d)	883,476	33,421,897
		239,487,131
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	742,466	33,834,176
Henry Schein, Inc. (a)	1,005,175	53,706,500
Medco Health Solutions, Inc. (a)	437,700	34,136,223
VCA Antech, Inc. (a)	178,102	6,712,664
		128,389,563
Health Care Technology - 0.1%
Cerner Corp. (a)	134,200	7,444,074
Life Sciences Tools & Services - 1.3%
Covance, Inc. (a)	903,200	61,923,392
Millipore Corp. (a)	46,600	3,499,194
Pharmaceutical Product Development, Inc.	603,787	23,106,928
Waters Corp. (a)	118,300	7,022,288
		95,551,802
Pharmaceuticals - 2.9%
Allergan, Inc.	912,600	52,602,264
Merck & Co., Inc.	3,269,800	162,836,040
		215,438,304
TOTAL HEALTH CARE		1,201,354,311
INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	137,560	7,224,651
Commercial Services & Supplies - 1.3%
Corrections Corp. of America (a)	514,345	32,460,313
Equifax, Inc.	1,246,404	55,365,266
Kenexa Corp. (a)	304,942	11,499,363
		99,324,942

	Shares	Value
Construction & Engineering - 1.6%
Fluor Corp.	561,000	$ 62,478,570
Granite Construction, Inc.	225,200	14,453,336
Jacobs Engineering Group, Inc. (a)	676,200	38,888,262
		115,820,168
Electrical Equipment - 4.7%
ABB Ltd. sponsored ADR	9,566,400	216,200,640
General Cable Corp.	1,282,200	97,126,650
Grupo Corporacion Tecnologica SA	117,020	4,276,121
Vestas Wind Systems AS (a)	464,100	30,722,802
		348,326,213
Industrial Conglomerates - 2.3%
McDermott International, Inc. (a)	2,046,164	170,077,152
Machinery - 0.1%
IDEX Corp.	102,300	3,942,642
TOTAL INDUSTRIALS		744,715,768
INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 12.4%
Balda AG	1,090,688	15,661,815
Cisco Systems, Inc. (a)	8,231,300	229,241,705
Corning, Inc. (a)	4,535,200	115,874,360
Harris Corp.	659,700	35,986,635
Nice Systems Ltd. sponsored ADR	1,451,567	50,427,438
Nokia Corp. sponsored ADR	4,434,700	124,659,417
Polycom, Inc. (a)	1,226,621	41,214,466
QUALCOMM, Inc.	2,130,503	92,442,525
Research In Motion Ltd. (a)	1,033,900	206,769,663
		912,278,024
Computers & Peripherals - 7.0%
Apple, Inc. (a)	622,934	76,022,865
Dell, Inc. (a)	1,307,011	37,315,164
Diebold, Inc.	142,343	7,430,305
EMC Corp. (a)	18,422,444	333,446,233
Network Appliance, Inc. (a)	328,901	9,603,909
SanDisk Corp. (a)	941,800	46,091,692
		509,910,168
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	1,566,764	55,855,137
Itron, Inc. (a)	53,661	4,182,338
		60,037,475
Internet Software & Services - 5.7%
Baidu.com, Inc. sponsored ADR (a)(d)	107,468	18,052,475
comScore, Inc.	7,500	173,625
eBay, Inc. (a)	1,505,141	48,435,437
Google, Inc. Class A (sub. vtg.) (a)	559,300	292,726,434
Omniture, Inc.	683,506	15,665,958
VeriSign, Inc. (a)	1,469,700	46,633,581
		421,687,510
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	816,000	$ 61,273,440
ExlService Holdings, Inc.	802,829	15,045,015
Infosys Technologies Ltd.	1,164,339	55,424,261
Infosys Technologies Ltd. sponsored ADR	642,300	32,359,074
Mastercard, Inc. Class A	230,700	38,266,209
Paychex, Inc. (d)	815,514	31,902,908
The Western Union Co.	6,262,924	130,456,707
WNS Holdings Ltd. ADR	871,100	24,791,506
		389,519,120
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	6,862,700	136,361,849
Broadcom Corp. Class A (a)	5,877,110	171,905,468
SiRF Technology Holdings, Inc. (a)(d)	327,905	6,800,750
		315,068,067
Software - 4.2%
Activision, Inc. (a)	1,444,746	26,973,408
Cadence Design Systems, Inc. (a)	992,800	21,801,888
Electronic Arts, Inc. (a)	899,287	42,554,261
FalconStor Software, Inc. (a)(d)	357,352	3,770,064
Microsoft Corp.	2,893,470	85,270,561
Nintendo Co. Ltd.	168,100	61,659,078
Pros Holdings, Inc.	39,500	517,450
Red Hat, Inc. (a)	1,807,219	40,264,839
Salesforce.com, Inc. (a)	173,100	7,419,066
Sourcefire, Inc.	208,031	2,910,354
THQ, Inc. (a)	470,225	14,351,267
		307,492,236
TOTAL INFORMATION TECHNOLOGY		2,915,992,600
MATERIALS - 2.2%
Chemicals - 1.8%
Monsanto Co.	1,213,400	81,953,036
The Mosaic Co. (a)	247,400	9,653,548
Zoltek Companies, Inc. (a)(d)	988,442	41,049,996
		132,656,580
Metals & Mining - 0.4%
Arcelor Mittal	423,100	26,401,440
TOTAL MATERIALS		159,058,020

	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,010,715	$ 41,944,673
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	712,500	44,125,125
TOTAL TELECOMMUNICATION SERVICES		86,069,798
TOTAL COMMON STOCKS (Cost $5,913,579,740)		7,328,625,898
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.32% (b)	13,906,471	13,906,471
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	170,015,002	170,015,002
TOTAL MONEY MARKET FUNDS (Cost $183,921,473)		183,921,473
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $6,097,501,213)	7,512,547,371
NET OTHER ASSETS - (2.3)%	(168,817,511)
NET ASSETS - 100%	$ 7,343,729,860
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,187,797
Fidelity Securities Lending Cash Central Fund	1,066,462
Total	$ 2,254,259
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.4%
Canada	5.2%
Switzerland	3.6%
Panama	2.3%
Netherlands Antilles	2.1%
Finland	1.7%
Netherlands	1.3%
India	1.3%
Australia	1.0%
Others (individually less than 1%)	6.1%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $1,792,773,530 of which $1,748,065,676 and $44,707,854 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

VIP Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,299,474) - See accompanying schedule: Unaffiliated issuers (cost $5,913,579,740)	$ 7,328,625,898
Fidelity Central Funds (cost $183,921,473)	183,921,473
Total Investments (cost $6,097,501,213)		$ 7,512,547,371
Foreign currency held at value (cost $96)		97
Receivable for investments sold		95,363,672
Receivable for fund shares sold		1,309,306
Dividends receivable		3,688,383
Distributions receivable from Fidelity Central Funds		281,428
Prepaid expenses		16,548
Other receivables		266,083
Total assets		7,613,472,888

Liabilities
Payable for investments purchased	$ 88,407,776
Payable for fund shares redeemed	6,643,757
Accrued management fee	3,399,304
Distribution fees payable	218,977
Other affiliated payables	515,723
Other payables and accrued expenses	542,489
Collateral on securities loaned, at value	170,015,002
Total liabilities		269,743,028

Net Assets		$ 7,343,729,860
Net Assets consist of:
Paid in capital		$ 7,346,152,868
Undistributed net investment income		4,037,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,421,510,737)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,415,050,013
Net Assets		$ 7,343,729,860

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,662,103,236 ÷ 141,172,832 shares)	$ 40.11

Service Class: Net Asset Value, offering price and redemption price per share ($855,381,166 ÷ 21,399,667 shares)	$ 39.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($711,557,695 ÷ 17,939,767 shares)	$ 39.66

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,796,564 ÷ 248,040 shares)	$ 39.50

Investor Class: Net Asset Value, offering price and redemption price per share ($104,891,199 ÷ 2,622,089 shares)	$ 40.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 26,442,382
Interest		27,844
Income from Fidelity Central Funds (including $1,066,462 from security lending)		2,254,259
Total income		28,724,485

Expenses
Management fee	$ 19,989,918
Transfer agent fees	2,428,237
Distribution fees	1,255,801
Accounting and security lending fees	597,094
Custodian fees and expenses	88,085
Independent trustees' compensation	11,170
Appreciation in deferred trustee compensation account	208
Audit	46,847
Legal	14,278
Interest	68,197
Miscellaneous	(366,950)
Total expenses before reductions	24,132,885
Expense reductions	(87,400)	24,045,485
Net investment income (loss)		4,679,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	374,518,770
Foreign currency transactions	75,738
Total net realized gain (loss)		374,594,508
Change in net unrealized appreciation (depreciation) on: Investment securities	465,562,641
Assets and liabilities in foreign currencies	28,518
Total change in net unrealized appreciation (depreciation)		465,591,159
Net gain (loss)		840,185,667
Net increase (decrease) in net assets resulting from operations		$ 844,864,667

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,679,000	$ 44,825,931
Net realized gain (loss)	374,594,508	1,210,469,636
Change in net unrealized appreciation (depreciation)	465,591,159	(728,402,326)
Net increase (decrease) in net assets resulting from operations	844,864,667	526,893,241
Distributions to shareholders from net investment income	(43,724,955)	(29,989,011)
Share transactions - net increase (decrease)	(655,103,399)	(2,000,205,631)
Redemption fees	3,513	1,882
Total increase (decrease) in net assets	146,039,826	(1,503,299,519)

Net Assets
Beginning of period	7,197,690,034	8,700,989,553
End of period (including undistributed net investment income of $4,037,716 and undistributed net investment income of $43,290,513, respectively)	$ 7,343,729,860	$ 7,197,690,034

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Income from Investment Operations
Net investment income (loss) E	.03	.21	.11	.15 H, K	.07	.07
Net realized and unrealized gain (loss)	4.45	2.09	1.74	.90	7.60	(10.17)
Total from investment operations	4.48	2.30	1.85	1.05	7.67	(10.10)
Distributions from net investment income	(.24)	(.13)	(.16)	(.08)	(.07)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.11	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44
Total Return B, C, D	12.55%	6.85%	5.80%	3.38%	32.85%	(30.10)%
Ratios to Average Net Assets F, I
Expenses before reductions	.64% A	.68%	.67%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.64% A	.68%	.67%	.68%	.67%	.67%
Expenses net of all reductions	.64% A	.67%	.63%	.65%	.64%	.61%
Net investment income (loss)	.17% A	.61%	.36%	.47% K	.28%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,662,103	$ 5,610,629	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period.F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Income from Investment Operations
Net investment income (loss) E	.01	.18	.08	.11 H, K	.05	.04
Net realized and unrealized gain (loss)	4.44	2.07	1.72	.90	7.58	(10.14)
Total from investment operations	4.45	2.25	1.80	1.01	7.63	(10.10)
Distributions from net investment income	(.20)	(.09)	(.12)	(.05)	(.05)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.97	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34
Total Return B, C, D	12.50%	6.73%	5.67%	3.26%	32.78%	(30.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.78%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.77%	.78%	.77%	.77%
Expenses net of all reductions	.74% A	.77%	.73%	.75%	.74%	.71%
Net investment income (loss)	.07% A	.51%	.26%	.37% K	.18%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,381	$ 877,279	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Income from Investment Operations
Net investment income (loss) E	(.02)	.12	.03	.07 H, K	.01	- J
Net realized and unrealized gain (loss)	4.40	2.07	1.71	.89	7.53	(10.09)
Total from investment operations	4.38	2.19	1.74	.96	7.54	(10.09)
Distributions from net investment income	(.14)	(.06)	(.09)	(.04)	(.03)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.66	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21
Total Return B, C, D	12.41%	6.57%	5.50%	3.12%	32.54%	(30.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.94%	.92%	.93%	.92%	.93%
Expenses net of fee waivers, if any	.89% A	.94%	.92%	.93%	.92%	.93%
Expenses net of all reductions	.89% A	.92%	.88%	.90%	.89%	.87%
Net investment income (loss)	(.08)% A	.36%	.11%	.22% K	.02%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,558	$ 627,754	$ 858,587	$ 811,126	$ 609,798	$ 238,543
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)	.12	.04	.07 H, K	.01	(.01)
Net realized and unrealized gain (loss)	4.38	2.06	1.70	.88	7.51	(7.84)
Total from investment operations	4.37	2.18	1.74	.95	7.52	(7.85)
Distributions from net investment income	(.15)	(.08)	(.10)	(.06)	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.50	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	12.42%	6.58%	5.52%	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.93%	.92%	.93%	.92%	.96% A
Expenses net of fee waivers, if any	.89% A	.93%	.92%	.93%	.92%	.96% A
Expenses net of all reductions	.88% A	.92%	.88%	.90%	.90%	.90% A
Net investment income (loss)	(.08)% A	.36%	.12%	.22% K	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,797	$ 5,063	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.01	.17	.03
Net realized and unrealized gain (loss)	4.43	2.08	1.04
Total from investment operations	4.44	2.25	1.07
Distributions from net investment income	(.22)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 40.00	$ 35.78	$ 33.67
Total Return B, C, D	12.46%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.81%	.83% A
Expenses net of fee waivers, if any	.76% A	.81%	.83% A
Expenses net of all reductions	.75% A	.80%	.79% A
Net investment income (loss)	.05% A	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,891	$ 76,965	$ 24,166
Portfolio turnover rate G	94% A	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Growth Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,503,128,067
Unrealized depreciation	(90,200,332)
Net unrealized appreciation (depreciation)	$ 1,412,927,735
Cost for federal income tax purposes	$ 6,099,619,636

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,325,923,489 and $4,024,973,905, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 422,808
Service Class 2	825,519
Service Class 2 R	7,474
$ 1,255,801

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,837,763
Service Class	282,180
Service Class 2	224,547
Service Class 2R	1,915
Investor Class	81,832
$ 2,428,237

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35,843 for the period.

VIP Growth Portfolio

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,945,542	5.40%	$ 68,197

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8,923 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $85,397 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $313.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two of otherwise unaffiliated shareholders were the owners of record of 34% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 36,131,213	$ 25,469,432
Service Class	4,577,495	2,969,186
Service Class 2	2,505,307	1,415,183
Service Class 2R	22,643	11,992
Investor Class	488,297	123,218
Total	$ 43,724,955	$ 29,989,011

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	2,333,478	3,610,816	$ 87,862,291	$ 124,622,618
Reinvestment of distributions	987,192	750,646	36,131,213	25,469,432
Shares redeemed	(18,575,107)	(47,564,114)	(691,553,673)	(1,648,287,637)
Net increase (decrease)	(15,254,437)	(43,202,652)	$ (567,560,169)	$ (1,498,195,587)
Service Class
Shares sold	383,604	904,973	$ 14,113,882	$ 31,365,157
Reinvestment of distributions	125,445	87,794	4,577,495	2,969,186
Shares redeemed	(3,666,965)	(8,801,822)	(135,726,612)	(303,894,497)
Net increase (decrease)	(3,157,916)	(7,809,055)	$ (117,035,235)	$ (269,560,154)
Service Class 2
Shares sold	1,862,656	3,844,723	$ 68,999,025	$ 131,119,141
Reinvestment of distributions	69,150	42,144	2,505,307	1,415,183
Shares redeemed	(1,713,667)	(11,956,728)	(63,602,537)	(413,608,979)
Net increase (decrease)	218,139	(8,069,861)	$ 7,901,795	$ (281,074,655)
Service Class 2R
Shares sold	126,327	109,377	$ 4,863,653	$ 3,727,115
Reinvestment of distributions	628	358	22,643	11,992
Shares redeemed	(22,427)	(129,250)	(809,302)	(4,434,759)
Net increase (decrease)	104,528	(19,515)	$ 4,076,994	$ (695,652)
Investor Class
Shares sold	602,007	1,635,275	$ 22,432,556	$ 56,255,612
Reinvestment of distributions	13,371	3,637	488,297	123,218
Shares redeemed	(144,559)	(205,451)	(5,407,637)	(7,058,413)
Net increase (decrease)	470,819	1,433,461	$ 17,513,216	$ 49,320,417

VIP Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWT-SANN-0807
1.705692.109

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Growth Portfolio

VIP Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,125.50	$ 3.37
Hypothetical A	$ 1,000.00	$ 1,021.62	$ 3.21
Service Class
Actual	$ 1,000.00	$ 1,125.00	$ 3.90
Hypothetical A	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2
Actual	$ 1,000.00	$ 1,124.10	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46
Service Class 2R
Actual	$ 1,000.00	$ 1,124.20	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class
Actual	$ 1,000.00	$ 1,124.60	$ 4.00
Hypothetical A	$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.64%
Service Class	.74%
Service Class 2.89%
Service Class 2R	.89%
Investor Class	.76%

Semiannual Report

VIP Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
EMC Corp.	4.6	1.1
Biogen Idec, Inc.	4.0	2.8
Google, Inc. Class A (sub. vtg.)	4.0	2.6
Cisco Systems, Inc.	3.1	3.2
ABB Ltd. sponsored ADR	2.9	1.7
Research In Motion Ltd.	2.8	1.8
Commerce Bancorp, Inc.	2.5	1.6
Broadcom Corp. Class A	2.3	1.1
McDermott International, Inc.	2.3	0.5
Merck & Co., Inc.	2.2	1.1
	30.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.7	31.6
Health Care	16.4	20.8
Energy	10.2	5.8
Industrials	10.1	11.1
Financials	9.2	10.2
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 99.8%		Stocks 99.9%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	24.6%	** Foreign investments	13.2%

VIP Growth Portfolio

VIP Growth Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Distributors - 0.2%
Li & Fung Ltd.	3,080,000	$ 11,088,347
Hotels, Restaurants & Leisure - 1.3%
McCormick & Schmick's Seafood Restaurants (a)	487,327	12,641,262
McDonald's Corp.	869,200	44,120,592
Starbucks Corp. (a)	1,348,454	35,383,433
		92,145,287
Household Durables - 1.6%
Garmin Ltd. (d)	676,194	50,018,070
Tele Atlas NV (a)(d)	1,463,800	31,459,978
TomTom Group BV (a)(d)	750,935	38,548,844
		120,026,892
Media - 2.0%
Focus Media Holding Ltd. ADR (a)(d)	842,082	42,525,141
Lamar Advertising Co. Class A	573,540	35,995,370
McGraw-Hill Companies, Inc.	557,854	37,978,700
National CineMedia, Inc.	1,054,175	29,527,442
		146,026,653
Specialty Retail - 0.4%
Guess?, Inc.	180,200	8,656,808
PETsMART, Inc.	315,300	10,231,485
Zumiez, Inc. (a)	360,264	13,610,774
		32,499,067
Textiles, Apparel & Luxury Goods - 0.7%
Polo Ralph Lauren Corp. Class A	371,732	36,470,627
Volcom, Inc. (a)	362,120	18,153,076
		54,623,703
TOTAL CONSUMER DISCRETIONARY		456,409,949
CONSUMER STAPLES - 4.6%
Beverages - 0.5%
PepsiCo, Inc.	642,529	41,668,006
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,856,285	67,661,588
Walgreen Co.	1,093,700	47,619,698
		115,281,286
Food Products - 0.9%
Nestle SA sponsored ADR	347,200	33,209,680
Tyson Foods, Inc. Class A	1,546,500	35,631,360
		68,841,040
Household Products - 1.3%
Colgate-Palmolive Co.	716,200	46,445,570
Procter & Gamble Co.	787,700	48,199,363
		94,644,933

	Shares	Value
Personal Products - 0.3%
Bare Escentuals, Inc.	433,647	$ 14,809,045
Physicians Formula Holdings, Inc.	372,988	5,865,236
		20,674,281
TOTAL CONSUMER STAPLES		341,109,546
ENERGY - 10.2%
Energy Equipment & Services - 2.1%
Schlumberger Ltd. (NY Shares)	1,864,400	158,362,136
Oil, Gas & Consumable Fuels - 8.1%
Canadian Natural Resources Ltd.	420,300	27,926,622
Canadian Oil Sands Trust unit	1,734,200	53,625,485
Chesapeake Energy Corp. (d)	1,655,511	57,280,681
Denbury Resources, Inc. (a)	310,500	11,643,750
EOG Resources, Inc.	1,006,800	73,556,808
Gazprom OAO sponsored ADR	1,151,675	48,197,599
Petroplus Holdings AG	232,327	23,924,964
Ultra Petroleum Corp. (a)	1,096,726	60,583,144
Valero Energy Corp.	1,341,000	99,046,260
Western Oil Sands, Inc. Class A (a)	1,195,400	39,837,315
Williams Companies, Inc.	2,325,647	73,536,958
XTO Energy, Inc.	395,300	23,757,530
		592,917,116
TOTAL ENERGY		751,279,252
FINANCIALS - 9.2%
Capital Markets - 3.3%
Charles Schwab Corp.	5,102,972	104,712,985
Northern Trust Corp.	561,079	36,043,715
State Street Corp.	1,162,400	79,508,160
T. Rowe Price Group, Inc.	350,300	18,177,067
		238,441,927
Commercial Banks - 2.7%
Commerce Bancorp, Inc. (d)	4,965,954	183,690,638
East West Bancorp, Inc.	398,622	15,498,423
		199,189,061
Consumer Finance - 1.0%
American Express Co.	1,227,000	75,067,860
Insurance - 2.2%
AFLAC, Inc.	693,120	35,626,368
American International Group, Inc.	1,273,866	89,208,836
Willis Group Holdings Ltd.	796,700	35,102,602
		159,937,806
TOTAL FINANCIALS		672,636,654
HEALTH CARE - 16.4%
Biotechnology - 7.0%
Acorda Therapeutics, Inc. (a)(d)	1,272,583	21,710,266
Altus Pharmaceuticals, Inc. (a)	1,229,209	14,185,072
Amylin Pharmaceuticals, Inc. (a)(d)	647,003	26,630,643
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	5,485,233	$ 293,459,966
CSL Ltd.	757,405	56,517,258
Genentech, Inc. (a)	460,900	34,871,694
Gilead Sciences, Inc. (a)	1,745,384	67,668,538
		515,043,437
Health Care Equipment & Supplies - 3.3%
ArthroCare Corp. (a)	255,015	11,197,709
Becton, Dickinson & Co.	884,200	65,872,900
BioLase Technology, Inc. (a)(d)	380,511	2,309,702
C.R. Bard, Inc.	598,500	49,454,055
Cochlear Ltd.	355,296	18,377,668
DENTSPLY International, Inc.	931,714	35,647,378
Kyphon, Inc. (a)	366,930	17,667,680
Mindray Medical International Ltd. sponsored ADR	181,400	5,538,142
Sirona Dental Systems, Inc. (d)	883,476	33,421,897
		239,487,131
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	742,466	33,834,176
Henry Schein, Inc. (a)	1,005,175	53,706,500
Medco Health Solutions, Inc. (a)	437,700	34,136,223
VCA Antech, Inc. (a)	178,102	6,712,664
		128,389,563
Health Care Technology - 0.1%
Cerner Corp. (a)	134,200	7,444,074
Life Sciences Tools & Services - 1.3%
Covance, Inc. (a)	903,200	61,923,392
Millipore Corp. (a)	46,600	3,499,194
Pharmaceutical Product Development, Inc.	603,787	23,106,928
Waters Corp. (a)	118,300	7,022,288
		95,551,802
Pharmaceuticals - 2.9%
Allergan, Inc.	912,600	52,602,264
Merck & Co., Inc.	3,269,800	162,836,040
		215,438,304
TOTAL HEALTH CARE		1,201,354,311
INDUSTRIALS - 10.1%
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	137,560	7,224,651
Commercial Services & Supplies - 1.3%
Corrections Corp. of America (a)	514,345	32,460,313
Equifax, Inc.	1,246,404	55,365,266
Kenexa Corp. (a)	304,942	11,499,363
		99,324,942

	Shares	Value
Construction & Engineering - 1.6%
Fluor Corp.	561,000	$ 62,478,570
Granite Construction, Inc.	225,200	14,453,336
Jacobs Engineering Group, Inc. (a)	676,200	38,888,262
		115,820,168
Electrical Equipment - 4.7%
ABB Ltd. sponsored ADR	9,566,400	216,200,640
General Cable Corp.	1,282,200	97,126,650
Grupo Corporacion Tecnologica SA	117,020	4,276,121
Vestas Wind Systems AS (a)	464,100	30,722,802
		348,326,213
Industrial Conglomerates - 2.3%
McDermott International, Inc. (a)	2,046,164	170,077,152
Machinery - 0.1%
IDEX Corp.	102,300	3,942,642
TOTAL INDUSTRIALS		744,715,768
INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 12.4%
Balda AG	1,090,688	15,661,815
Cisco Systems, Inc. (a)	8,231,300	229,241,705
Corning, Inc. (a)	4,535,200	115,874,360
Harris Corp.	659,700	35,986,635
Nice Systems Ltd. sponsored ADR	1,451,567	50,427,438
Nokia Corp. sponsored ADR	4,434,700	124,659,417
Polycom, Inc. (a)	1,226,621	41,214,466
QUALCOMM, Inc.	2,130,503	92,442,525
Research In Motion Ltd. (a)	1,033,900	206,769,663
		912,278,024
Computers & Peripherals - 7.0%
Apple, Inc. (a)	622,934	76,022,865
Dell, Inc. (a)	1,307,011	37,315,164
Diebold, Inc.	142,343	7,430,305
EMC Corp. (a)	18,422,444	333,446,233
Network Appliance, Inc. (a)	328,901	9,603,909
SanDisk Corp. (a)	941,800	46,091,692
		509,910,168
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A	1,566,764	55,855,137
Itron, Inc. (a)	53,661	4,182,338
		60,037,475
Internet Software & Services - 5.7%
Baidu.com, Inc. sponsored ADR (a)(d)	107,468	18,052,475
comScore, Inc.	7,500	173,625
eBay, Inc. (a)	1,505,141	48,435,437
Google, Inc. Class A (sub. vtg.) (a)	559,300	292,726,434
Omniture, Inc.	683,506	15,665,958
VeriSign, Inc. (a)	1,469,700	46,633,581
		421,687,510
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	816,000	$ 61,273,440
ExlService Holdings, Inc.	802,829	15,045,015
Infosys Technologies Ltd.	1,164,339	55,424,261
Infosys Technologies Ltd. sponsored ADR	642,300	32,359,074
Mastercard, Inc. Class A	230,700	38,266,209
Paychex, Inc. (d)	815,514	31,902,908
The Western Union Co.	6,262,924	130,456,707
WNS Holdings Ltd. ADR	871,100	24,791,506
		389,519,120
Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	6,862,700	136,361,849
Broadcom Corp. Class A (a)	5,877,110	171,905,468
SiRF Technology Holdings, Inc. (a)(d)	327,905	6,800,750
		315,068,067
Software - 4.2%
Activision, Inc. (a)	1,444,746	26,973,408
Cadence Design Systems, Inc. (a)	992,800	21,801,888
Electronic Arts, Inc. (a)	899,287	42,554,261
FalconStor Software, Inc. (a)(d)	357,352	3,770,064
Microsoft Corp.	2,893,470	85,270,561
Nintendo Co. Ltd.	168,100	61,659,078
Pros Holdings, Inc.	39,500	517,450
Red Hat, Inc. (a)	1,807,219	40,264,839
Salesforce.com, Inc. (a)	173,100	7,419,066
Sourcefire, Inc.	208,031	2,910,354
THQ, Inc. (a)	470,225	14,351,267
		307,492,236
TOTAL INFORMATION TECHNOLOGY		2,915,992,600
MATERIALS - 2.2%
Chemicals - 1.8%
Monsanto Co.	1,213,400	81,953,036
The Mosaic Co. (a)	247,400	9,653,548
Zoltek Companies, Inc. (a)(d)	988,442	41,049,996
		132,656,580
Metals & Mining - 0.4%
Arcelor Mittal	423,100	26,401,440
TOTAL MATERIALS		159,058,020

	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,010,715	$ 41,944,673
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV Series L sponsored ADR	712,500	44,125,125
TOTAL TELECOMMUNICATION SERVICES		86,069,798
TOTAL COMMON STOCKS (Cost $5,913,579,740)		7,328,625,898
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 5.32% (b)	13,906,471	13,906,471
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	170,015,002	170,015,002
TOTAL MONEY MARKET FUNDS (Cost $183,921,473)		183,921,473
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $6,097,501,213)	7,512,547,371
NET OTHER ASSETS - (2.3)%	(168,817,511)
NET ASSETS - 100%	$ 7,343,729,860
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,187,797
Fidelity Securities Lending Cash Central Fund	1,066,462
Total	$ 2,254,259
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.4%
Canada	5.2%
Switzerland	3.6%
Panama	2.3%
Netherlands Antilles	2.1%
Finland	1.7%
Netherlands	1.3%
India	1.3%
Australia	1.0%
Others (individually less than 1%)	6.1%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $1,792,773,530 of which $1,748,065,676 and $44,707,854 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

VIP Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $169,299,474) - See accompanying schedule: Unaffiliated issuers (cost $5,913,579,740)	$ 7,328,625,898
Fidelity Central Funds (cost $183,921,473)	183,921,473
Total Investments (cost $6,097,501,213)		$ 7,512,547,371
Foreign currency held at value (cost $96)		97
Receivable for investments sold		95,363,672
Receivable for fund shares sold		1,309,306
Dividends receivable		3,688,383
Distributions receivable from Fidelity Central Funds		281,428
Prepaid expenses		16,548
Other receivables		266,083
Total assets		7,613,472,888

Liabilities
Payable for investments purchased	$ 88,407,776
Payable for fund shares redeemed	6,643,757
Accrued management fee	3,399,304
Distribution fees payable	218,977
Other affiliated payables	515,723
Other payables and accrued expenses	542,489
Collateral on securities loaned, at value	170,015,002
Total liabilities		269,743,028

Net Assets		$ 7,343,729,860
Net Assets consist of:
Paid in capital		$ 7,346,152,868
Undistributed net investment income		4,037,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,421,510,737)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,415,050,013
Net Assets		$ 7,343,729,860

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($5,662,103,236 ÷ 141,172,832 shares)	$ 40.11

Service Class: Net Asset Value, offering price and redemption price per share ($855,381,166 ÷ 21,399,667 shares)	$ 39.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($711,557,695 ÷ 17,939,767 shares)	$ 39.66

Service Class 2R: Net Asset Value, offering price and redemption price per share ($9,796,564 ÷ 248,040 shares)	$ 39.50

Investor Class: Net Asset Value, offering price and redemption price per share ($104,891,199 ÷ 2,622,089 shares)	$ 40.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 26,442,382
Interest		27,844
Income from Fidelity Central Funds (including $1,066,462 from security lending)		2,254,259
Total income		28,724,485

Expenses
Management fee	$ 19,989,918
Transfer agent fees	2,428,237
Distribution fees	1,255,801
Accounting and security lending fees	597,094
Custodian fees and expenses	88,085
Independent trustees' compensation	11,170
Appreciation in deferred trustee compensation account	208
Audit	46,847
Legal	14,278
Interest	68,197
Miscellaneous	(366,950)
Total expenses before reductions	24,132,885
Expense reductions	(87,400)	24,045,485
Net investment income (loss)		4,679,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	374,518,770
Foreign currency transactions	75,738
Total net realized gain (loss)		374,594,508
Change in net unrealized appreciation (depreciation) on: Investment securities	465,562,641
Assets and liabilities in foreign currencies	28,518
Total change in net unrealized appreciation (depreciation)		465,591,159
Net gain (loss)		840,185,667
Net increase (decrease) in net assets resulting from operations		$ 844,864,667

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,679,000	$ 44,825,931
Net realized gain (loss)	374,594,508	1,210,469,636
Change in net unrealized appreciation (depreciation)	465,591,159	(728,402,326)
Net increase (decrease) in net assets resulting from operations	844,864,667	526,893,241
Distributions to shareholders from net investment income	(43,724,955)	(29,989,011)
Share transactions - net increase (decrease)	(655,103,399)	(2,000,205,631)
Redemption fees	3,513	1,882
Total increase (decrease) in net assets	146,039,826	(1,503,299,519)

Net Assets
Beginning of period	7,197,690,034	8,700,989,553
End of period (including undistributed net investment income of $4,037,716 and undistributed net investment income of $43,290,513, respectively)	$ 7,343,729,860	$ 7,197,690,034

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44	$ 33.61
Income from Investment Operations
Net investment income (loss) E	.03	.21	.11	.15 H, K	.07	.07
Net realized and unrealized gain (loss)	4.45	2.09	1.74	.90	7.60	(10.17)
Total from investment operations	4.48	2.30	1.85	1.05	7.67	(10.10)
Distributions from net investment income	(.24)	(.13)	(.16)	(.08)	(.07)	(.07)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 40.11	$ 35.87	$ 33.70	$ 32.01	$ 31.04	$ 23.44
Total Return B, C, D	12.55%	6.85%	5.80%	3.38%	32.85%	(30.10)%
Ratios to Average Net Assets F, I
Expenses before reductions	.64% A	.68%	.67%	.68%	.67%	.67%
Expenses net of fee waivers, if any	.64% A	.68%	.67%	.68%	.67%	.67%
Expenses net of all reductions	.64% A	.67%	.63%	.65%	.64%	.61%
Net investment income (loss)	.17% A	.61%	.36%	.47% K	.28%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,662,103	$ 5,610,629	$ 6,726,655	$ 7,796,888	$ 8,594,509	$ 7,016,147
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period.F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34	$ 33.48
Income from Investment Operations
Net investment income (loss) E	.01	.18	.08	.11 H, K	.05	.04
Net realized and unrealized gain (loss)	4.44	2.07	1.72	.90	7.58	(10.14)
Total from investment operations	4.45	2.25	1.80	1.01	7.63	(10.10)
Distributions from net investment income	(.20)	(.09)	(.12)	(.05)	(.05)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.97	$ 35.72	$ 33.56	$ 31.88	$ 30.92	$ 23.34
Total Return B, C, D	12.50%	6.73%	5.67%	3.26%	32.78%	(30.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.78%	.77%	.78%	.77%	.77%
Expenses net of fee waivers, if any	.74% A	.78%	.77%	.78%	.77%	.77%
Expenses net of all reductions	.74% A	.77%	.73%	.75%	.74%	.71%
Net investment income (loss)	.07% A	.51%	.26%	.37% K	.18%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 855,381	$ 877,279	$ 1,086,172	$ 1,326,262	$ 1,401,298	$ 1,058,738
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21	$ 33.34
Income from Investment Operations
Net investment income (loss) E	(.02)	.12	.03	.07 H, K	.01	- J
Net realized and unrealized gain (loss)	4.40	2.07	1.71	.89	7.53	(10.09)
Total from investment operations	4.38	2.19	1.74	.96	7.54	(10.09)
Distributions from net investment income	(.14)	(.06)	(.09)	(.04)	(.03)	(.04)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.66	$ 35.42	$ 33.29	$ 31.64	$ 30.72	$ 23.21
Total Return B, C, D	12.41%	6.57%	5.50%	3.12%	32.54%	(30.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.94%	.92%	.93%	.92%	.93%
Expenses net of fee waivers, if any	.89% A	.94%	.92%	.93%	.92%	.93%
Expenses net of all reductions	.89% A	.92%	.88%	.90%	.89%	.87%
Net investment income (loss)	(.08)% A	.36%	.11%	.22% K	.02%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 711,558	$ 627,754	$ 858,587	$ 811,126	$ 609,798	$ 238,543
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 L
Selected Per-Share Data
Net asset value, beginning of period	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)	.12	.04	.07 H, K	.01	(.01)
Net realized and unrealized gain (loss)	4.38	2.06	1.70	.88	7.51	(7.84)
Total from investment operations	4.37	2.18	1.74	.95	7.52	(7.85)
Distributions from net investment income	(.15)	(.08)	(.10)	(.06)	(.07)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 39.50	$ 35.28	$ 33.18	$ 31.54	$ 30.65	$ 23.20
Total Return B, C, D	12.42%	6.58%	5.52%	3.10%	32.54%	(25.28)%
Ratios to Average Net Assets F, I
Expenses before reductions	.89% A	.93%	.92%	.93%	.92%	.96% A
Expenses net of fee waivers, if any	.89% A	.93%	.92%	.93%	.92%	.96% A
Expenses net of all reductions	.88% A	.92%	.88%	.90%	.90%	.90% A
Net investment income (loss)	(.08)% A	.36%	.12%	.22% K	.02%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,797	$ 5,063	$ 5,409	$ 2,667	$ 1,369	$ 210
Portfolio turnover rate G	94% A	114%	79%	72%	61%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate has no impact on total net assets or total return of the class. L For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.01	.17	.03
Net realized and unrealized gain (loss)	4.43	2.08	1.04
Total from investment operations	4.44	2.25	1.07
Distributions from net investment income	(.22)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 40.00	$ 35.78	$ 33.67
Total Return B, C, D	12.46%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.81%	.83% A
Expenses net of fee waivers, if any	.76% A	.81%	.83% A
Expenses net of all reductions	.75% A	.80%	.79% A
Net investment income (loss)	.05% A	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,891	$ 76,965	$ 24,166
Portfolio turnover rate G	94% A	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Growth Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,503,128,067
Unrealized depreciation	(90,200,332)
Net unrealized appreciation (depreciation)	$ 1,412,927,735
Cost for federal income tax purposes	$ 6,099,619,636

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,325,923,489 and $4,024,973,905, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 422,808
Service Class 2	825,519
Service Class 2 R	7,474
$ 1,255,801

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,837,763
Service Class	282,180
Service Class 2	224,547
Service Class 2R	1,915
Investor Class	81,832
$ 2,428,237

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35,843 for the period.

VIP Growth Portfolio

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,945,542	5.40%	$ 68,197

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8,923 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $85,397 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $313.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two of otherwise unaffiliated shareholders were the owners of record of 34% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 36,131,213	$ 25,469,432
Service Class	4,577,495	2,969,186
Service Class 2	2,505,307	1,415,183
Service Class 2R	22,643	11,992
Investor Class	488,297	123,218
Total	$ 43,724,955	$ 29,989,011

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	2,333,478	3,610,816	$ 87,862,291	$ 124,622,618
Reinvestment of distributions	987,192	750,646	36,131,213	25,469,432
Shares redeemed	(18,575,107)	(47,564,114)	(691,553,673)	(1,648,287,637)
Net increase (decrease)	(15,254,437)	(43,202,652)	$ (567,560,169)	$ (1,498,195,587)
Service Class
Shares sold	383,604	904,973	$ 14,113,882	$ 31,365,157
Reinvestment of distributions	125,445	87,794	4,577,495	2,969,186
Shares redeemed	(3,666,965)	(8,801,822)	(135,726,612)	(303,894,497)
Net increase (decrease)	(3,157,916)	(7,809,055)	$ (117,035,235)	$ (269,560,154)
Service Class 2
Shares sold	1,862,656	3,844,723	$ 68,999,025	$ 131,119,141
Reinvestment of distributions	69,150	42,144	2,505,307	1,415,183
Shares redeemed	(1,713,667)	(11,956,728)	(63,602,537)	(413,608,979)
Net increase (decrease)	218,139	(8,069,861)	$ 7,901,795	$ (281,074,655)
Service Class 2R
Shares sold	126,327	109,377	$ 4,863,653	$ 3,727,115
Reinvestment of distributions	628	358	22,643	11,992
Shares redeemed	(22,427)	(129,250)	(809,302)	(4,434,759)
Net increase (decrease)	104,528	(19,515)	$ 4,076,994	$ (695,652)
Investor Class
Shares sold	602,007	1,635,275	$ 22,432,556	$ 56,255,612
Reinvestment of distributions	13,371	3,637	488,297	123,218
Shares redeemed	(144,559)	(205,451)	(5,407,637)	(7,058,413)
Net increase (decrease)	470,819	1,433,461	$ 17,513,216	$ 49,320,417

VIP Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRWTR-SANN-0807
1.833448.101

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP High Income Portfolio

VIP High Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,029.90	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,030.10	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,028.80	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R
Actual	$ 1,000.00	$ 1,030.00	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R
Actual	$ 1,000.00	$ 1,028.50	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R
Actual	$ 1,000.00	$ 1,028.80	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

VIP High Income Portfolio
Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	.68%
Service Class	.78%
Service Class 2.93%
Initial Class R	.68%
Service Class R	.79%
Service Class 2R	.96%
Investor Class	.75%

VIP High Income Portfolio

VIP High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	2.2	2.4
Level 3 Financing, Inc.	2.2	1.4
MGM Mirage, Inc.	2.1	1.9
Ship Finance International Ltd.	2.0	1.8
General Motors Acceptance Corp.	1.8	1.9
	10.3
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.3	8.3
Telecommunications	8.9	8.3
Gaming	6.9	6.3
Automotive	6.8	6.6
Healthcare	6.7	5.5
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 1.4%	BBB 0.7%
BB 35.4%	BB 33.9%
B 42.9%	B 45.1%
CCC,CC,C 11.8%	CCC,CC,C 11.7%
Not Rated 4.2%	Not Rated 3.1%
Equities 1.4%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Nonconvertible Bonds 84.8%		Nonconvertible Bonds 87.0%
	Convertible Bonds, Preferred Stocks 1.2%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.4%		Common Stocks 0.1%
	Floating Rate Loans 10.7%		Floating Rate Loans 7.9%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	14.3%	** Foreign investments	16.1%

Semiannual Report

VIP High Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 4,900,000	$ 5,308,170
Nonconvertible Bonds - 84.8%
Aerospace - 0.9%
Bombardier, Inc.:
6.75% 5/1/12 (c)	10,000	9,850
7.45% 5/1/34 (c)	4,100,000	3,956,500
8% 11/15/14 (c)	2,085,000	2,147,550
L-3 Communications Corp. 7.625% 6/15/12	4,705,000	4,787,338
		10,901,238
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,397,156
8.608% 10/1/12	535,000	556,400
AMR Corp. 9% 8/1/12	1,980,000	2,014,650
Continental Airlines, Inc. 7.339% 4/19/14	1,100,000	1,086,250
Continental Airlines, Inc.:
6.903% 4/19/22	660,000	645,150
7.875% 7/2/18	1,137,361	1,151,578
9.558% 9/1/19	1,648,689	1,805,315
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	642,831	647,652
7.73% 9/15/12	324,255	324,255
8.312% 10/2/12	306,540	308,839
8.388% 5/1/22	585,291	604,313
9.798% 4/1/21	8,221,030	8,960,922
United AirLines, Inc. pass-thru certificates (Class B) 7.336% 7/2/19	3,300,000	3,267,000
		28,769,480
Automotive - 5.2%
ArvinMeritor, Inc. 8.125% 9/15/15	1,460,000	1,401,600
Ford Motor Co. 9.98% 2/15/47	1,450,000	1,305,000
Ford Motor Credit Co. LLC:
7% 10/1/13	5,790,000	5,370,225
7.25% 10/25/11	3,520,000	3,387,761
7.8% 6/1/12	3,000,000	2,913,750
8% 12/15/16	4,380,000	4,182,900
8.105% 1/13/12 (d)	5,590,000	5,548,075
10.61% 6/15/11 (d)	6,664,000	7,163,800
General Motors Acceptance Corp.:
6.75% 12/1/14	6,145,000	5,868,475
6.875% 9/15/11	4,690,000	4,584,475
8% 11/1/31	10,945,000	11,163,900
General Motors Corp. 8.375% 7/15/33	1,990,000	1,805,925

	Principal Amount	Value
GMAC LLC:
6% 12/15/11	$ 2,740,000	$ 2,603,000
6.625% 5/15/12	9,430,000	9,099,950
		66,398,836
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	3,015,000	2,984,850
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (b)	1,850,000	1,817,625
		4,802,475
Building Materials - 0.3%
Anixter International, Inc. 5.95% 3/1/15	2,310,000	2,130,975
Belden CDT, Inc. 7% 3/15/17 (c)	2,170,000	2,137,450
		4,268,425
Cable TV - 3.2%
Charter Communications Holdings I LLC:
9.92% 4/1/14	5,500,000	5,005,000
10% 5/15/14	3,625,000	3,344,063
11.125% 1/15/14	2,970,000	2,940,300
12.125% 1/15/15	2,915,000	2,907,713
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,735,000	1,808,738
EchoStar Communications Corp.:
6.625% 10/1/14	1,370,000	1,315,200
7% 10/1/13	5,940,000	5,850,900
7.125% 2/1/16	1,785,000	1,749,300
Kabel Deutschland GmbH 10.625% 7/1/14	4,350,000	4,763,250
NTL Cable PLC:
8.75% 4/15/14	2,175,000	2,245,688
9.125% 8/15/16	1,380,000	1,449,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	7,285,000	7,212,150
		40,591,302
Capital Goods - 0.6%
Leucadia National Corp. 7% 8/15/13	3,520,000	3,467,200
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,433,125
		7,900,325
Chemicals - 3.5%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,491,632
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,610,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,740,000	1,800,900
10.125% 9/1/08	1,040,000	1,079,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.:
6.875% 6/15/17	$ 7,590,000	$ 7,381,275
8% 9/15/14	3,110,000	3,187,750
8.25% 9/15/16	3,110,000	3,222,738
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	8,720,000	8,741,800
Nalco Co. 7.75% 11/15/11	3,005,000	3,065,100
Nell AF Sarl 8.375% 8/15/15 (c)	765,000	728,663
NOVA Chemicals Corp. 8.4838% 11/15/13 (d)	2,425,000	2,449,250
Phibro Animal Health Corp.:
10% 8/1/13 (c)	2,440,000	2,549,800
13% 8/1/14 (c)	3,010,000	3,175,550
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	2,740,000	2,849,600
		44,333,058
Consumer Products - 0.2%
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,790,750
Containers - 0.7%
BWAY Corp. 10% 10/15/10	4,985,000	5,165,706
Greif, Inc. 6.75% 2/1/17	4,130,000	4,006,100
		9,171,806
Diversified Financial Services - 1.2%
E*TRADE Financial Corp.:
7.375% 9/15/13	1,490,000	1,534,700
7.875% 12/1/15	2,380,000	2,475,200
Leucadia National Corp. 7.125% 3/15/17 (c)	8,230,000	7,983,100
NSG Holdings II, LLC 7.75% 12/15/25 (c)	3,710,000	3,821,300
		15,814,300
Diversified Media - 1.7%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	6,440,000	5,892,600
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,360,169
Liberty Media Corp. 8.25% 2/1/30	670,000	649,777
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	3,435,000	2,421,675
10% 8/1/14 (c)	3,570,000	3,784,200
Quebecor Media, Inc. 7.75% 3/15/16	5,920,000	6,008,800
		21,117,221
Electric Utilities - 2.1%
AES Gener SA 7.5% 3/25/14	4,615,000	4,799,600
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,232,075
NRG Energy, Inc. 7.375% 2/1/16	1,725,000	1,729,313

	Principal Amount	Value
Reliant Energy, Inc.:
7.625% 6/15/14	$ 3,860,000	$ 3,763,500
7.875% 6/15/17	2,930,000	2,856,750
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,615,986	2,668,306
Utilicorp Canada Finance Corp. 7.75% 6/15/11	6,740,000	7,144,400
Utilicorp United, Inc. 9.95% 2/1/11 (d)	55,000	58,850
		26,252,794
Energy - 9.3%
Atlas Pipeline Partners LP 8.125% 12/15/15	4,080,000	4,105,500
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,692,000
8.875% 2/1/17 (c)	1,760,000	1,738,000
Chesapeake Energy Corp.:
6.5% 8/15/17	7,185,000	6,807,788
6.625% 1/15/16	2,045,000	1,973,425
7.5% 6/15/14	2,095,000	2,136,900
7.75% 1/15/15	4,390,000	4,477,800
Complete Production Services, Inc. 8% 12/15/16 (c)	4,070,000	4,110,700
Energy Partners Ltd.:
9.75% 4/15/14 (c)	2,600,000	2,583,750
10.48% 4/15/13 (c)(d)	2,870,000	2,891,525
Forest Oil Corp.:
7.25% 6/15/19 (c)	4,990,000	4,827,825
7.75% 5/1/14	1,430,000	1,444,300
8% 12/15/11	1,440,000	1,476,000
Hanover Compressor Co.:
8.625% 12/15/10	2,560,000	2,639,872
9% 6/1/14	1,785,000	1,887,638
Hanover Equipment Trust 8.75% 9/1/11	775,000	800,188
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	5,890,000	5,713,300
9% 6/1/16 (c)	3,910,000	4,046,850
OPTI Canada, Inc. 8.25% 12/15/14 (c)	4,175,000	4,248,063
Pan American Energy LLC 7.75% 2/9/12 (c)	3,630,000	3,648,150
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,167,200
10.11% 9/1/10 (d)	4,878,000	4,932,878
Petrohawk Energy Corp. 9.125% 7/15/13	8,045,000	8,507,588
Pioneer Natural Resources Co. 6.65% 3/15/17	2,255,000	2,119,700
Plains Exploration & Production Co. 7% 3/15/17	4,030,000	3,838,575
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	885,000	838,538
7.375% 7/15/13	10,075,000	10,150,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp.: - continued
7.5% 5/15/16	$ 1,910,000	$ 1,933,875
Seitel, Inc. 9.75% 2/15/14 (c)	4,330,000	4,265,050
Tesoro Corp. 6.5% 6/1/17 (c)	5,690,000	5,590,425
W&T Offshore, Inc. 8.25% 6/15/14 (c)	4,490,000	4,422,650
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	2,760,000	2,787,600
		118,804,216
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	2,025,000	1,989,563
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	4,655,000	4,492,075
7.125% 5/15/16	3,180,000	3,112,425
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	855,000	855,000
7.4% 9/15/35	585,000	532,350
		8,991,850
Food and Drug Retail - 1.4%
Albertsons, Inc.:
7.45% 8/1/29	2,280,000	2,223,750
7.75% 6/15/26	2,565,000	2,603,475
8% 5/1/31	1,685,000	1,722,220
Rite Aid Corp. 7.5% 3/1/17	8,710,000	8,383,375
SUPERVALU, Inc. 7.5% 11/15/14	2,375,000	2,434,375
		17,367,195
Food/Beverage/Tobacco - 1.1%
Dean Foods Co. 6.9% 10/15/17	1,445,000	1,365,525
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,800,700
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	3,234,938
Smithfield Foods, Inc. 7.75% 7/1/17	2,160,000	2,143,800
Swift & Co.:
10.125% 10/1/09	3,215,000	3,311,450
12.5% 1/1/10	760,000	794,200
		14,650,613
Gaming - 6.9%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	3,210,000	3,258,150
8.8588% 11/15/12 (c)(d)	1,010,000	1,025,150
Mandalay Resort Group 9.375% 2/15/10	4,655,000	4,940,119

	Principal Amount	Value
MGM Mirage, Inc.:
6.625% 7/15/15	$ 785,000	$ 720,238
6.75% 9/1/12	9,015,000	8,733,281
6.75% 4/1/13	4,390,000	4,208,913
6.875% 4/1/16	4,365,000	4,070,363
7.625% 1/15/17	9,460,000	8,998,825
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,692,600
7.125% 8/15/14	2,010,000	1,989,900
8% 4/1/12	970,000	1,002,738
Park Place Entertainment Corp. 7% 4/15/13	5,705,000	5,961,725
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,135,813
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (c)(d)	1,520,000	1,535,200
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,623,000
7.25% 5/1/12	6,020,000	6,050,100
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (c)	1,930,000	1,990,313
9.1488% 2/1/14 (c)(d)	2,450,000	2,462,250
Station Casinos, Inc. 6.875% 3/1/16	3,795,000	3,339,600
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	2,100,000	1,606,500
9% 1/15/12	3,610,000	3,718,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	5,973,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,550,000	3,425,750
		87,462,578
Healthcare - 6.0%
FMC Finance III SA 6.875% 7/15/17 (c)	5,460,000	5,357,625
HCA, Inc.:
6.5% 2/15/16	2,670,000	2,256,150
9.125% 11/15/14 (c)	3,045,000	3,204,863
9.25% 11/15/16 (c)	4,155,000	4,425,075
9.625% 11/15/16 pay-in-kind (c)	3,860,000	4,154,325
HealthSouth Corp. 10.75% 6/15/16	3,710,000	4,006,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,800,925
Multiplan, Inc. 10.375% 4/15/16 (c)	2,485,000	2,596,825
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,895,225
7% 1/15/16	2,480,000	2,461,400
Rural/Metro Corp. 9.875% 3/15/15	1,670,000	1,720,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Senior Housing Properties Trust 8.625% 1/15/12	$ 4,460,000	$ 4,749,900
Service Corp. International:
6.75% 4/1/15 (c)	3,300,000	3,176,250
7.5% 4/1/27 (c)	4,020,000	3,819,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,310,000	4,665,575
United Surgical Partners International, Inc.:
8.875% 5/1/17 (c)	1,540,000	1,532,300
9.25% 5/1/17 pay-in-kind (c)	1,980,000	1,970,100
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (c)(d)	4,440,000	4,329,000
Ventas Realty LP:
6.5% 6/1/16	2,735,000	2,666,625
6.625% 10/15/14	2,320,000	2,288,100
6.75% 4/1/17	1,215,000	1,199,813
Viant Holdings, Inc. 10.125% 7/15/17 (c)	3,679,000	3,697,395
		76,973,371
Homebuilding/Real Estate - 2.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,765,000	2,647,488
7.125% 2/15/13 (c)	6,345,000	6,122,925
8.125% 6/1/12	7,950,000	7,910,250
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	1,155,000	999,075
8.875% 4/1/12	1,570,000	1,460,100
KB Home 7.75% 2/1/10	4,345,000	4,345,000
Realogy Corp.:
10.5% 4/15/14 (c)	580,000	553,900
12.375% 4/15/15 (c)	580,000	530,004
TOUSA, Inc.:
7.5% 3/15/11	1,230,000	805,650
7.5% 1/15/15	5,060,000	3,111,900
10.375% 7/1/12	1,295,000	958,300
		29,444,592
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,875,000	4,030,000
Host Marriott LP 7.125% 11/1/13	5,390,000	5,390,000
		9,420,000
Insurance - 0.5%
UnumProvident Corp. 7.375% 6/15/32	580,000	606,647

	Principal Amount	Value
USI Holdings Corp.:
9.23% 11/15/14 (c)(d)	$ 4,305,000	$ 4,218,900
9.75% 5/15/15 (c)	1,310,000	1,290,350
		6,115,897
Leisure - 2.2%
NCL Corp. Ltd. 10.625% 7/15/14	4,740,000	4,526,700
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	4,720,000	4,740,150
7.25% 6/15/16	1,540,000	1,524,076
7.5% 10/15/27	1,980,000	1,861,200
Six Flags, Inc.:
9.625% 6/1/14	2,200,000	2,035,000
9.75% 4/15/13	2,085,000	1,959,900
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,052,000	967,840
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,432,500
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	575,000	582,188
10.1063% 5/1/10 (d)	4,340,000	4,448,500
		28,078,054
Metals/Mining - 5.0%
Arch Western Finance LLC 6.75% 7/1/13	6,050,000	5,823,125
Compass Minerals International, Inc.:
0% 12/15/12 (b)	4,520,000	4,655,600
0% 6/1/13 (b)	8,615,000	8,571,925
Drummond Co., Inc. 7.375% 2/15/16 (c)	7,370,000	6,927,800
FMG Finance Property Ltd.:
9.36% 9/1/11 (c)(d)	2,590,000	2,735,688
10% 9/1/13 (c)	1,505,000	1,657,381
10.625% 9/1/16 (c)	325,000	382,281
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,415,000	1,489,288
8.375% 4/1/17	1,485,000	1,581,525
Massey Energy Co. 6.875% 12/15/13	7,890,000	7,179,900
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	3,040,000	3,005,800
Peabody Energy Corp.:
7.375% 11/1/16	2,675,000	2,735,188
7.875% 11/1/26	1,715,000	1,783,600
PNA Group, Inc. 10.75% 9/1/16 (c)	4,345,000	4,736,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (c)(d)	$ 1,420,000	$ 1,434,200
Vedanta Resources PLC 6.625% 2/22/10 (c)	8,875,000	8,864,350
		63,563,701
Paper - 1.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,650,150
Georgia-Pacific Corp.:
7% 1/15/15 (c)	8,720,000	8,414,800
8% 1/15/24	1,065,000	1,027,725
8.875% 5/15/31	2,325,000	2,325,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,815,000	2,730,550
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	4,260,000	4,110,900
Stone Container Finance Co. 7.375% 7/15/14	3,740,000	3,590,400
		23,849,525
Publishing/Printing - 1.1%
Scholastic Corp. 5% 4/15/13	2,755,000	2,431,288
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	3,305,000	3,090,175
TL Acquisitions, Inc.:
0% 7/15/15 (b)(c)	1,880,000	1,412,350
10.5% 1/15/15 (c)	2,900,000	2,813,000
Valassis Communications, Inc. 8.25% 3/1/15 (c)	4,250,000	4,080,000
		13,826,813
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	4,860,000	4,860,000
Restaurants - 1.0%
Friendly Ice Cream Corp. 8.375% 6/15/12	6,195,000	6,473,775
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,707,550
		13,181,325
Services - 3.4%
Aramark Corp.:
8.5% 2/1/15 (c)	2,445,000	2,481,675
8.8563% 2/1/15 (c)(d)	1,010,000	1,027,675
Ashtead Capital, Inc. 9% 8/15/16 (c)	3,090,000	3,236,775
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% 5/15/16	1,850,000	1,905,500
7.86% 5/15/14 (d)	310,000	318,525

	Principal Amount	Value
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	$ 3,320,000	$ 3,486,000
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,014,650
7.75% 10/1/16	3,620,000	3,705,975
Hertz Corp.:
8.875% 1/1/14	1,295,000	1,346,800
10.5% 1/1/16	1,230,000	1,353,000
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	526,125
8.25% 7/1/11	5,110,000	5,110,000
8.625% 4/1/13	5,270,000	5,322,700
Penhall International Corp. 12% 8/1/14 (c)	2,650,000	2,862,000
Rental Service Corp. 9.5% 12/1/14 (c)	2,830,000	2,886,600
Rural/Metro Corp. 0% 3/15/16 (b)	3,185,000	2,579,850
		43,163,850
Shipping - 3.5%
Britannia Bulk PLC 11% 12/1/11	2,885,000	2,942,700
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	4,795,000	5,034,750
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,935,383
Teekay Corp. 8.875% 7/15/11	10,093,000	10,799,510
		44,712,343
Specialty Retailing - 0.3%
VWR Funding, Inc. 10.25% 7/15/15 (c)	4,320,000	4,320,000
Steels - 1.0%
RathGibson, Inc. 11.25% 2/15/14	4,820,000	5,073,050
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	8,060,000	7,818,200
		12,891,250
Super Retail - 1.4%
Michaels Stores, Inc.:
10% 11/1/14 (c)	5,190,000	5,358,675
11.375% 11/1/16 (c)	2,020,000	2,105,850
NBC Acquisition Corp. 0% 3/15/13 (b)	1,665,000	1,431,900
Nebraska Book Co., Inc. 8.625% 3/15/12	4,270,000	4,227,300
Toys 'R' US, Inc. 7.625% 8/1/11	4,685,000	4,357,050
		17,480,775
Technology - 3.8%
Avago Technologies Finance Ltd. 10.125% 12/1/13	275,000	292,875
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	5,010,000	4,803,588
9.125% 12/15/14 pay-in-kind (c)	3,770,000	3,558,126
9.235% 12/15/14 (c)(d)	2,910,000	2,808,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16 (c)	$ 5,360,000	$ 5,038,400
Hynix Semiconductor, Inc. 7.875% 6/27/17 (c)	1,660,000	1,637,175
IKON Office Solutions, Inc. 7.75% 9/15/15	3,560,000	3,577,800
Lucent Technologies, Inc.:
6.45% 3/15/29	2,415,000	2,088,975
6.5% 1/15/28	2,915,000	2,550,625
Nortel Networks Corp.:
9.6056% 7/15/11 (c)(d)	3,340,000	3,548,750
10.125% 7/15/13 (c)	3,825,000	4,102,313
NXP BV:
7.875% 10/15/14	2,850,000	2,785,875
8.1056% 10/15/13 (d)	2,595,000	2,556,075
9.5% 10/15/15	4,930,000	4,856,050
Xerox Capital Trust I 8% 2/1/27	4,400,000	4,466,000
		48,670,777
Telecommunications - 7.8%
Digicel Group Ltd.:
8.875% 1/15/15 (c)	4,130,000	4,042,238
9.125% 1/15/15 pay-in-kind (c)	1,780,000	1,755,525
Digicel Ltd. 9.25% 9/1/12 (c)	4,605,000	4,841,006
Intelsat Ltd.:
6.5% 11/1/13	6,510,000	5,289,375
7.625% 4/15/12	6,270,000	5,674,350
9.25% 6/15/16	3,790,000	4,007,925
Level 3 Financing, Inc.:
8.75% 2/15/17 (c)	5,135,000	5,064,394
9.15% 2/15/15 (c)(d)	4,990,000	4,965,050
9.25% 11/1/14	11,140,000	11,181,775
12.25% 3/15/13	5,435,000	6,223,075
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (c)	2,570,000	2,647,100
9.25% 11/1/14 (c)	4,510,000	4,645,300
Mobile Telesystems Finance SA 8% 1/28/12 (c)	2,608,000	2,689,630
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)	3,590,000	3,475,551
PanAmSat Corp. 9% 8/15/14	2,374,000	2,474,895
Qwest Corp.:
6.5% 6/1/17 (c)	4,590,000	4,417,875
7.5% 10/1/14	3,840,000	3,926,400
8.61% 6/15/13 (d)	7,630,000	8,354,850
Rural Cellular Corp. 8.36% 6/1/13 (c)(d)	3,010,000	2,994,950
U.S. West Communications:
6.875% 9/15/33	2,535,000	2,382,900
7.5% 6/15/23	4,335,000	4,313,325

	Principal Amount	Value
Windstream Corp.:
8.125% 8/1/13	$ 1,350,000	$ 1,412,438
8.625% 8/1/16	2,565,000	2,706,075
		99,486,002
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	2,720,000	2,740,400
Levi Strauss & Co. 8.875% 4/1/16	5,165,000	5,294,125
		8,034,525
TOTAL NONCONVERTIBLE BONDS		1,080,450,825
TOTAL CORPORATE BONDS (Cost $1,079,809,164)		1,085,758,995
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.2305% 4/25/21 (c)(d) (Cost $140,120)	181,255	163,130
Common Stocks - 0.4%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	251,576	4,956,047
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(e)	48,889	356,401
TOTAL COMMON STOCKS (Cost $7,950,980)		5,312,448
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.4%
Electric Utilities - 0.1%
AES Trust III 6.75%	20,800	1,028,352
Energy - 0.3%
El Paso Corp. 4.99%	3,000	4,381,770
TOTAL CONVERTIBLE PREFERRED STOCKS		5,410,122
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,711,640
TOTAL PREFERRED STOCKS (Cost $9,704,754)		10,121,762
Floating Rate Loans - 10.7%
	Principal Amount	Value
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	$ 7,760,000	$ 7,701,800
Automotive - 1.6%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (d)	3,060,000	3,063,825
Ford Motor Co. term loan 8.36% 12/15/13 (d)	14,696,150	14,714,520
Navistar International Corp.:
term loan 8.6099% 1/19/12 (d)	1,965,333	1,975,160
Credit-Linked Deposit 8.5907% 1/19/12 (d)	714,667	718,240
		20,471,745
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (d)	7,620,000	7,543,800
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	4,900,500	4,894,374
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (d)	4,830,000	4,836,038
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/29/14 (d)	3,983,893	3,904,215
Tranche DD 1LN, term loan 9/29/14 (d)(f)	256,107	250,985
		21,429,412
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (d)	3,250,000	3,290,625
Tranche B 1LN, term loan 7.86% 5/4/14 (d)	430,000	430,000
		3,720,625
Diversified Financial Services - 0.4%
LPL Investment Holdings, Inc. Tranche D, term loan 7.35% 6/28/13 (d)	4,967,051	4,967,051
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	659,006	659,829
term loan 8.36% 3/30/14 (d)	5,020,994	5,027,271
NRG Energy, Inc.:
term loan:
6/8/14 (d)(f)	545,018	542,293
7.07% 2/1/13 (d)	3,742,081	3,737,403
7.07% 2/1/13 (d)	1,553,523	1,551,581
		11,518,377
Energy - 1.3%
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	9,230,000	9,230,000

	Principal Amount	Value
Petroleum Geo-Services ASA term loan 7.11% 6/28/15 (d)	$ 2,900,000	$ 2,900,000
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	3,550,000	3,625,438
8.985% 4/1/14 (d)	660,000	670,725
		16,426,163
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.375% 6/20/15 (d)	4,160,000	4,139,200
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (d)	825,455	827,518
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (d)	5,009,606	5,009,606
Tranche DD, term loan 6/28/14 (d)(f)	330,394	330,394
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 11.5% 6/26/15 (d)	1,450,000	1,450,000
Stiefel Laboratories, Inc. term loan 10.355% 6/28/14 (d)	2,220,000	2,242,200
		9,032,200
Metals/Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 9% 3/19/14 (d)	1,855,467	1,853,147
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (d)	5,665,870	5,665,870
Services - 0.9%
Adesa, Inc. term loan 7.61% 10/20/13 (d)	5,850,000	5,850,000
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (d)	3,943,252	4,002,401
Penhall International Corp. term loan 12.8238% 4/1/12 (d)	2,080,000	2,111,200
		11,963,601
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (d)	3,300,000	3,287,625
Tranche 2LN, term loan 11.11% 6/11/15 (d)	3,190,000	3,158,100
		6,445,725
Telecommunications - 0.7%
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (d)	6,240,000	6,247,800
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (d)	2,500,000	2,496,875
		8,744,675
Floating Rate Loans - continued
	Principal Amount	Value
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.57% 4/4/14 (d)	$ 2,310,000	$ 2,275,350
TOTAL FLOATING RATE LOANS (Cost $137,107,006)		137,182,459
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,146,000)	2,146,772	2,146,000
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $1,236,858,024)		1,240,684,794
NET OTHER ASSETS - 2.7%		33,884,345
NET ASSETS - 100%		$ 1,274,569,139
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,328,808 or 25.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $356,401 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,131,519 and $1,123,672, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,146,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 404,421
Bear Stearns & Co., Inc.	943,355
Lehman Brothers, Inc.	798,224
$ 2,146,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,050,457
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Bermuda	4.3%
Canada	3.1%
Marshall Islands	1.3%
United Kingdom	1.2%
Luxembourg	1.0%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information

At December 31, 2006, the fund had a capital loss carryforward of approximately $1,110,768,989 of which $249,734,104, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,146,000) - See accompanying schedule: Unaffiliated issuers (cost $1,236,858,024)		$ 1,240,684,794
Cash		4,802,621
Receivable for investments sold		47,165,755
Receivable for fund shares sold		1,993,500
Interest receivable		21,134,262
Distributions receivable from Fidelity Central Funds		55,783
Prepaid expenses		2,922
Total assets		1,315,839,637

Liabilities
Payable for investments purchased	$ 31,100,742
Payable for fund shares redeemed	3,559,697
Accrued management fee	602,078
Distribution fees payable	41,286
Notes payable	5,732,000
Other affiliated payables	113,883
Other payables and accrued expenses	120,812
Total liabilities		41,270,498

Net Assets		$ 1,274,569,139
Net Assets consist of:
Paid in capital		$ 2,308,601,656
Undistributed net investment income		54,638,020
Accumulated undistributed net realized gain (loss) on investments		(1,092,497,307)
Net unrealized appreciation (depreciation) on investments		3,826,770
Net Assets		$ 1,274,569,139

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($830,650,691 ÷ 126,991,390 shares)	$ 6.54

Service Class: Net Asset Value, offering price and redemption price per share ($219,198,206 ÷ 33,683,393 shares)	$ 6.51

Service Class 2: Net Asset Value, offering price and redemption price per share ($101,026,429 ÷ 15,712,449 shares)	$ 6.43

Initial Class R: Net Asset Value, offering price and redemption price per share ($11,097,060 ÷ 1,699,955 shares)	$ 6.53

Service Class R: Net Asset Value, offering price and redemption price per share ($20,394,512 ÷ 3,138,306 shares)	$ 6.50

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,082,623 ÷ 168,295 shares)	$ 6.43

Investor Class: Net Asset Value, offering price and redemption price per share ($91,119,618 ÷ 13,962,944 shares)	$ 6.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 495,275
Interest		54,414,102
Income from Fidelity Central Funds		1,050,457
Total income		55,959,834

Expenses
Management fee	$ 3,877,172
Transfer agent fees	506,602
Distribution fees	275,176
Accounting fees and expenses	234,320
Custodian fees and expenses	15,668
Independent trustees' compensation	2,217
Audit	44,430
Legal	2,672
Interest	11,439
Miscellaneous	(13,619)
Total expenses before reductions	4,956,077
Expense reductions	(7,859)	4,948,218
Net investment income		51,011,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,080,551
Change in net unrealized appreciation (depreciation) on investment securities		(27,319,086)
Net gain (loss)		(9,238,535)
Net increase (decrease) in net assets resulting from operations		$ 41,773,081

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,011,616	$ 101,953,049
Net realized gain (loss)	18,080,551	19,571,030
Change in net unrealized appreciation (depreciation)	(27,319,086)	25,541,215
Net increase (decrease) in net assets resulting from operations	41,773,081	147,065,294
Distributions to shareholders from net investment income	-	(103,253,559)
Share transactions - net increase (decrease)	(156,230,036)	(158,550,860)
Redemption fees	13,773	-
Total increase (decrease) in net assets	(114,443,182)	(114,739,125)

Net Assets
Beginning of period	1,389,012,321	1,503,751,446
End of period (including undistributed net investment income of $54,638,020 and undistributed net investment income of $3,860,284, respectively)	$ 1,274,569,139	$ 1,389,012,321

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Income from Investment Operations
Net investment income E	.243	.476	.457	.494	.520	.496 I
Net realized and unrealized gain (loss)	(.053)	.216	(.281)	.126	.980	(.306) I
Total from investment operations	.190	.692	.176	.620	1.500	.190
Distributions from net investment income	-	(.512)	(1.006)	(.570)	(.480)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.54	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93
Total Return B, C, D	2.99%	11.24%	2.70%	9.59%	27.26%	3.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.71%	.70%	.71%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.71%	.70%	.71%	.69%	.70%
Expenses net of all reductions	.68%A	.71%	.70%	.71%	.69%	.70%
Net investment income	7.50%A	7.40%	6.98%	7.43%	8.25%	8.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,651	$ 922,565	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562
Portfolio turnover rate G	78%A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% to 8.65%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Income from Investment Operations
Net investment income E	.239	.467	.448	.486	.513	.488 I
Net realized and unrealized gain (loss)	(.049)	.218	(.283)	.124	.967	(.288) I
Total from investment operations	.190	.685	.165	.610	1.480	.200
Distributions from net investment income	-	(.505)	(.995)	(.560)	(.470)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.51	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91
Total Return B, C, D	3.01%	11.18%	2.52%	9.47%	26.97%	3.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of all reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Net investment income	7.40% A	7.30%	6.88%	7.33%	8.15%	8.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,198	$ 277,546	$ 319,380	$ 377,122	$ 417,928	$ 260,489
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% to 8.55%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Income from Investment Operations
Net investment income E	.231	.453	.433	.470	.501	.472 I
Net realized and unrealized gain (loss)	(.051)	.216	(.284)	.130	.959	(.292) I
Total from investment operations	.180	.669	.149	.600	1.460	.180
Distributions from net investment income	-	(.499)	(.979)	(.560)	(.460)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87
Total Return B, C, D	2.88%	11.02%	2.31%	9.38%	26.75%	3.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of fee waivers, if any	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of all reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Net investment income	7.25% A	7.14%	6.72%	7.17%	7.99%	8.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,026	$ 110,503	$ 86,757	$ 94,246	$ 76,383	$ 32,499
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% to 8.38%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.235	.475	.455	.338
Net realized and unrealized gain (loss)	(.045)	.218	(.288)	.192
Total from investment operations	.190	.693	.167	.530
Distributions from net investment income	-	(.513)	(1.007)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	3.00%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.68% A	.71%	.70%	.71% A
Expenses net of all reductions	.68% A	.71%	.70%	.71% A
Net investment income	7.49% A	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,097	$ 93	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.232	.467	.447	.332
Net realized and unrealized gain (loss)	(.052)	.219	(.282)	.188
Total from investment operations	.180	.686	.165	.520
Distributions from net investment income	-	(.506)	(.995)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.50	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	2.85%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.79% A	.81%	.80%	.81% A
Expenses net of all reductions	.79% A	.81%	.80%	.81% A
Net investment income	7.39% A	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,395	$ 92	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.223	.453	.433	.322
Net realized and unrealized gain (loss)	(.043)	.214	(.282)	.188
Total from investment operations	.180	.667	.151	.510
Distributions from net investment income	-	(.497)	(.981)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	2.88%	10.99%	2.33%	7.97%
Ratios to Average Net AssetsF, I
Expenses before reductions	.96%A	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.96%A	.96%	.94%	.96%A
Expenses net of all reductions	.96%A	.96%	.94%	.96%A
Net investment income	7.21%A	7.14%	6.73%	6.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083	$ 92	$ 83	$ 81
Portfolio turnover rate G	78%A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 207	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.239	.471	.193
Net realized and unrealized gain (loss)	(.049)	.220	(.089)
Total from investment operations	.190	.691	.104
Distributions from net investment income	-	(.511)	(.484)
Redemption fees added to paid in capitalE	-J	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16
Total Return B, C, D	3.00%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.80%	.82%A
Expenses net of fee waivers, if any	.75%A	.80%	.82%A
Expenses net of all reductions	.75%A	.79%	.82%A
Net investment income	7.42%A	7.31%	6.86%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,120	$ 78,122	$ 17,363
Portfolio turnover rate G	78%A	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,077,369
Unrealized depreciation	(19,913,489)
Net unrealized appreciation (depreciation)	$ 5,163,880
Cost for federal income tax purposes	$ 1,235,520,914

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

VIP High Income Portfolio

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $513,276,530 and $585,625,197, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 131,094
Service Class 2	141,331
Service Class R	2,361
Service Class 2 R	390
$ 275,176

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .14% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 309,839
Service Class	87,980
Service Class 2	40,446
Initial Class R	755
Service Class R	1,557
Service Class 2R	102
Investor Class	65,923
$ 506,602

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,448,667	5.42%	$ 11,439

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,697 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $7,545 .

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 68,637,194
Service Class	-	20,731,877
Service Class 2	-	8,160,312
Initial Class R	-	6,935
Service Class R	-	6,854
Service Class 2R	-	6,779
Investor Class	-	5,703,608
Total	$ -	$ 103,253,559

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	7,103,210	20,391,924	$ 46,302,933	$ 130,862,386
Reinvestment of distributions	-	10,827,982	-	68,637,194
Shares redeemed	(25,433,669)	(60,996,323)	(166,024,433)	(389,548,495)
Net increase (decrease)	(18,330,459)	(29,776,417)	$ (119,721,500)	$ (190,048,915)

VIP High Income Portfolio

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Service Class
Shares sold	5,542,174	15,758,056	$ 35,927,682	$ 100,943,180
Reinvestment of distributions	-	3,286,143	-	20,731,877
Shares redeemed	(15,782,498)	(27,123,963)	(102,732,898)	(172,895,592)
Net increase (decrease)	(10,240,324)	(8,079,764)	$ (66,805,216)	$ (51,220,535)
Service Class 2
Shares sold	3,619,734	8,956,747	$ 23,229,499	$ 56,663,410
Reinvestment of distributions	-	1,307,892	-	8,160,311
Shares redeemed	(5,593,027)	(6,845,198)	(36,082,371)	(43,209,500)
Net increase (decrease)	(1,973,293)	3,419,441	$ (12,852,872)	$ 21,614,221
Initial Class R
Shares sold	1,727,851	-	$ 11,381,091	$ -
Reinvestment of distributions	-	1,095	-	6,935
Shares redeemed	(42,500)	-	(278,654)	-
Net increase (decrease)	1,685,351	1,095	$ 11,102,437	$ 6,935
Service Class R
Shares sold	3,265,269	-	$ 21,459,336	$ -
Reinvestment of distributions	-	1,087	-	6,854
Shares redeemed	(141,584)	-	(928,503)	-
Net increase (decrease)	3,123,685	1,087	$ 20,530,833	$ 6,854
Service Class 2R
Shares sold	168,743	-	$ 1,096,750	$ -
Reinvestment of distributions	-	1,087	-	6,779
Shares redeemed	(15,164)	-	(98,480)	-
Net increase (decrease)	153,579	1,087	$ 998,270	$ 6,779
Investor Class
Shares sold	5,337,932	10,403,901	$ 34,744,491	$ 66,865,919
Reinvestment of distributions	-	901,089	-	5,703,608
Shares redeemed	(3,703,352)	(1,794,789)	(24,226,479)	(11,485,726)
Net increase (decrease)	1,634,580	9,510,201	$ 10,518,012	$ 61,083,801

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

VIP High Income Portfolio

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP High Income Portfolio

2006 Total Return % vs. Lipper VIP High Current Yield Funds and ML US HY Mstr II Const:

12.0
10.0
8.0
6.0
4.0
2.0
0.0
11.2
11.0
10.8
10.7
9.2
1 Year
30
25
20
15
10
5
0
26.2
25.2
24.2
25.7
21.6
3 Year
70
60
50
40
30
20
10
0
64.8
62.7
58.6
59.6
46.6
5 Year
75th %tile
Initial Class
Benchmark
Service Class 2
25th %tile

% Beaten	1 Year	3 Year	5 Year
Initial Class	89%	69%	89%
Initial Class R	91%	-	-
Service Class	85%	65%	86%
Service Class R	83%	-	-
Service Class 2	83%	56%	85%
Service Class 2 R	83%	-	-
Investor Class	89%	-	-

Note: 3 & 5 year returns reflect a blend of different indices.

R classes commenced operations 4/14/2004 Investor Class commenced operations 7/21/2005

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP High Income Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP: High Income
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
65
68
65
65
66
67
65
65
65
65
58
58
58
57
57
2002
2003
2004
2005
2006

	2002	2003	2004	2005	2006
TMG %	23%	23%	23%	21%	26%
Funds/Classes	67	67	65	63	66
ASPG Quartile	1st	1st	1st	1st	2nd

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Investor Class, Service Class, and Service Class R ranked below its competitive median for 2006, and the total expenses of each of Service Class 2 and Service Class 2 R ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

VIP High Income Portfolio

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

VIP High Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHI-SANN-0807
1.705694.109

Fidelity® Variable Insurance Products:

High Income Portfolio - Class R

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP High Income Portfolio

VIP High Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,029.90	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class
Actual	$ 1,000.00	$ 1,030.10	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2
Actual	$ 1,000.00	$ 1,028.80	$ 4.68
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66
Initial Class R
Actual	$ 1,000.00	$ 1,030.00	$ 3.42
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.41
Service Class R
Actual	$ 1,000.00	$ 1,028.50	$ 3.97
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2R
Actual	$ 1,000.00	$ 1,028.80	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81
Investor Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.77
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

VIP High Income Portfolio
Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	.68%
Service Class	.78%
Service Class 2.93%
Initial Class R	.68%
Service Class R	.79%
Service Class 2R	.96%
Investor Class	.75%

VIP High Income Portfolio

VIP High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	2.2	2.4
Level 3 Financing, Inc.	2.2	1.4
MGM Mirage, Inc.	2.1	1.9
Ship Finance International Ltd.	2.0	1.8
General Motors Acceptance Corp.	1.8	1.9
	10.3
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.3	8.3
Telecommunications	8.9	8.3
Gaming	6.9	6.3
Automotive	6.8	6.6
Healthcare	6.7	5.5
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 1.4%	BBB 0.7%
BB 35.4%	BB 33.9%
B 42.9%	B 45.1%
CCC,CC,C 11.8%	CCC,CC,C 11.7%
Not Rated 4.2%	Not Rated 3.1%
Equities 1.4%	Equities 0.1%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Nonconvertible Bonds 84.8%		Nonconvertible Bonds 87.0%
	Convertible Bonds, Preferred Stocks 1.2%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.4%		Common Stocks 0.1%
	Floating Rate Loans 10.7%		Floating Rate Loans 7.9%
	Short-Term Investments and Net Other Assets 2.9%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	14.3%	** Foreign investments	16.1%

Semiannual Report

VIP High Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.2%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 4,900,000	$ 5,308,170
Nonconvertible Bonds - 84.8%
Aerospace - 0.9%
Bombardier, Inc.:
6.75% 5/1/12 (c)	10,000	9,850
7.45% 5/1/34 (c)	4,100,000	3,956,500
8% 11/15/14 (c)	2,085,000	2,147,550
L-3 Communications Corp. 7.625% 6/15/12	4,705,000	4,787,338
		10,901,238
Air Transportation - 2.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,397,156
8.608% 10/1/12	535,000	556,400
AMR Corp. 9% 8/1/12	1,980,000	2,014,650
Continental Airlines, Inc. 7.339% 4/19/14	1,100,000	1,086,250
Continental Airlines, Inc.:
6.903% 4/19/22	660,000	645,150
7.875% 7/2/18	1,137,361	1,151,578
9.558% 9/1/19	1,648,689	1,805,315
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	642,831	647,652
7.73% 9/15/12	324,255	324,255
8.312% 10/2/12	306,540	308,839
8.388% 5/1/22	585,291	604,313
9.798% 4/1/21	8,221,030	8,960,922
United AirLines, Inc. pass-thru certificates (Class B) 7.336% 7/2/19	3,300,000	3,267,000
		28,769,480
Automotive - 5.2%
ArvinMeritor, Inc. 8.125% 9/15/15	1,460,000	1,401,600
Ford Motor Co. 9.98% 2/15/47	1,450,000	1,305,000
Ford Motor Credit Co. LLC:
7% 10/1/13	5,790,000	5,370,225
7.25% 10/25/11	3,520,000	3,387,761
7.8% 6/1/12	3,000,000	2,913,750
8% 12/15/16	4,380,000	4,182,900
8.105% 1/13/12 (d)	5,590,000	5,548,075
10.61% 6/15/11 (d)	6,664,000	7,163,800
General Motors Acceptance Corp.:
6.75% 12/1/14	6,145,000	5,868,475
6.875% 9/15/11	4,690,000	4,584,475
8% 11/1/31	10,945,000	11,163,900
General Motors Corp. 8.375% 7/15/33	1,990,000	1,805,925

	Principal Amount	Value
GMAC LLC:
6% 12/15/11	$ 2,740,000	$ 2,603,000
6.625% 5/15/12	9,430,000	9,099,950
		66,398,836
Broadcasting - 0.4%
Nexstar Broadcasting, Inc. 7% 1/15/14	3,015,000	2,984,850
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (b)	1,850,000	1,817,625
		4,802,475
Building Materials - 0.3%
Anixter International, Inc. 5.95% 3/1/15	2,310,000	2,130,975
Belden CDT, Inc. 7% 3/15/17 (c)	2,170,000	2,137,450
		4,268,425
Cable TV - 3.2%
Charter Communications Holdings I LLC:
9.92% 4/1/14	5,500,000	5,005,000
10% 5/15/14	3,625,000	3,344,063
11.125% 1/15/14	2,970,000	2,940,300
12.125% 1/15/15	2,915,000	2,907,713
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,735,000	1,808,738
EchoStar Communications Corp.:
6.625% 10/1/14	1,370,000	1,315,200
7% 10/1/13	5,940,000	5,850,900
7.125% 2/1/16	1,785,000	1,749,300
Kabel Deutschland GmbH 10.625% 7/1/14	4,350,000	4,763,250
NTL Cable PLC:
8.75% 4/15/14	2,175,000	2,245,688
9.125% 8/15/16	1,380,000	1,449,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	7,285,000	7,212,150
		40,591,302
Capital Goods - 0.6%
Leucadia National Corp. 7% 8/15/13	3,520,000	3,467,200
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,433,125
		7,900,325
Chemicals - 3.5%
Chemtura Corp. 6.875% 6/1/16	2,640,000	2,491,632
Equistar Chemicals LP 7.55% 2/15/26	1,750,000	1,610,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,740,000	1,800,900
10.125% 9/1/08	1,040,000	1,079,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Lyondell Chemical Co.:
6.875% 6/15/17	$ 7,590,000	$ 7,381,275
8% 9/15/14	3,110,000	3,187,750
8.25% 9/15/16	3,110,000	3,222,738
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	8,720,000	8,741,800
Nalco Co. 7.75% 11/15/11	3,005,000	3,065,100
Nell AF Sarl 8.375% 8/15/15 (c)	765,000	728,663
NOVA Chemicals Corp. 8.4838% 11/15/13 (d)	2,425,000	2,449,250
Phibro Animal Health Corp.:
10% 8/1/13 (c)	2,440,000	2,549,800
13% 8/1/14 (c)	3,010,000	3,175,550
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	2,740,000	2,849,600
		44,333,058
Consumer Products - 0.2%
Jostens Holding Corp. 0% 12/1/13 (b)	3,050,000	2,790,750
Containers - 0.7%
BWAY Corp. 10% 10/15/10	4,985,000	5,165,706
Greif, Inc. 6.75% 2/1/17	4,130,000	4,006,100
		9,171,806
Diversified Financial Services - 1.2%
E*TRADE Financial Corp.:
7.375% 9/15/13	1,490,000	1,534,700
7.875% 12/1/15	2,380,000	2,475,200
Leucadia National Corp. 7.125% 3/15/17 (c)	8,230,000	7,983,100
NSG Holdings II, LLC 7.75% 12/15/25 (c)	3,710,000	3,821,300
		15,814,300
Diversified Media - 1.7%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	6,440,000	5,892,600
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,360,169
Liberty Media Corp. 8.25% 2/1/30	670,000	649,777
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	3,435,000	2,421,675
10% 8/1/14 (c)	3,570,000	3,784,200
Quebecor Media, Inc. 7.75% 3/15/16	5,920,000	6,008,800
		21,117,221
Electric Utilities - 2.1%
AES Gener SA 7.5% 3/25/14	4,615,000	4,799,600
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,232,075
NRG Energy, Inc. 7.375% 2/1/16	1,725,000	1,729,313

	Principal Amount	Value
Reliant Energy, Inc.:
7.625% 6/15/14	$ 3,860,000	$ 3,763,500
7.875% 6/15/17	2,930,000	2,856,750
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,615,986	2,668,306
Utilicorp Canada Finance Corp. 7.75% 6/15/11	6,740,000	7,144,400
Utilicorp United, Inc. 9.95% 2/1/11 (d)	55,000	58,850
		26,252,794
Energy - 9.3%
Atlas Pipeline Partners LP 8.125% 12/15/15	4,080,000	4,105,500
Chaparral Energy, Inc.:
8.5% 12/1/15	4,800,000	4,692,000
8.875% 2/1/17 (c)	1,760,000	1,738,000
Chesapeake Energy Corp.:
6.5% 8/15/17	7,185,000	6,807,788
6.625% 1/15/16	2,045,000	1,973,425
7.5% 6/15/14	2,095,000	2,136,900
7.75% 1/15/15	4,390,000	4,477,800
Complete Production Services, Inc. 8% 12/15/16 (c)	4,070,000	4,110,700
Energy Partners Ltd.:
9.75% 4/15/14 (c)	2,600,000	2,583,750
10.48% 4/15/13 (c)(d)	2,870,000	2,891,525
Forest Oil Corp.:
7.25% 6/15/19 (c)	4,990,000	4,827,825
7.75% 5/1/14	1,430,000	1,444,300
8% 12/15/11	1,440,000	1,476,000
Hanover Compressor Co.:
8.625% 12/15/10	2,560,000	2,639,872
9% 6/1/14	1,785,000	1,887,638
Hanover Equipment Trust 8.75% 9/1/11	775,000	800,188
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	5,890,000	5,713,300
9% 6/1/16 (c)	3,910,000	4,046,850
OPTI Canada, Inc. 8.25% 12/15/14 (c)	4,175,000	4,248,063
Pan American Energy LLC 7.75% 2/9/12 (c)	3,630,000	3,648,150
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,167,200
10.11% 9/1/10 (d)	4,878,000	4,932,878
Petrohawk Energy Corp. 9.125% 7/15/13	8,045,000	8,507,588
Pioneer Natural Resources Co. 6.65% 3/15/17	2,255,000	2,119,700
Plains Exploration & Production Co. 7% 3/15/17	4,030,000	3,838,575
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	885,000	838,538
7.375% 7/15/13	10,075,000	10,150,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp.: - continued
7.5% 5/15/16	$ 1,910,000	$ 1,933,875
Seitel, Inc. 9.75% 2/15/14 (c)	4,330,000	4,265,050
Tesoro Corp. 6.5% 6/1/17 (c)	5,690,000	5,590,425
W&T Offshore, Inc. 8.25% 6/15/14 (c)	4,490,000	4,422,650
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	2,760,000	2,787,600
		118,804,216
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	2,025,000	1,989,563
Environmental - 0.7%
Allied Waste North America, Inc.:
6.875% 6/1/17	4,655,000	4,492,075
7.125% 5/15/16	3,180,000	3,112,425
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	855,000	855,000
7.4% 9/15/35	585,000	532,350
		8,991,850
Food and Drug Retail - 1.4%
Albertsons, Inc.:
7.45% 8/1/29	2,280,000	2,223,750
7.75% 6/15/26	2,565,000	2,603,475
8% 5/1/31	1,685,000	1,722,220
Rite Aid Corp. 7.5% 3/1/17	8,710,000	8,383,375
SUPERVALU, Inc. 7.5% 11/15/14	2,375,000	2,434,375
		17,367,195
Food/Beverage/Tobacco - 1.1%
Dean Foods Co. 6.9% 10/15/17	1,445,000	1,365,525
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,800,700
Pierre Foods, Inc. 9.875% 7/15/12	3,195,000	3,234,938
Smithfield Foods, Inc. 7.75% 7/1/17	2,160,000	2,143,800
Swift & Co.:
10.125% 10/1/09	3,215,000	3,311,450
12.5% 1/1/10	760,000	794,200
		14,650,613
Gaming - 6.9%
Chukchansi Economic Development Authority:
8% 11/15/13 (c)	3,210,000	3,258,150
8.8588% 11/15/12 (c)(d)	1,010,000	1,025,150
Mandalay Resort Group 9.375% 2/15/10	4,655,000	4,940,119

	Principal Amount	Value
MGM Mirage, Inc.:
6.625% 7/15/15	$ 785,000	$ 720,238
6.75% 9/1/12	9,015,000	8,733,281
6.75% 4/1/13	4,390,000	4,208,913
6.875% 4/1/16	4,365,000	4,070,363
7.625% 1/15/17	9,460,000	8,998,825
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,692,600
7.125% 8/15/14	2,010,000	1,989,900
8% 4/1/12	970,000	1,002,738
Park Place Entertainment Corp. 7% 4/15/13	5,705,000	5,961,725
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,135,813
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (c)(d)	1,520,000	1,535,200
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,623,000
7.25% 5/1/12	6,020,000	6,050,100
Snoqualmie Entertainment Authority:
9.125% 2/1/15 (c)	1,930,000	1,990,313
9.1488% 2/1/14 (c)(d)	2,450,000	2,462,250
Station Casinos, Inc. 6.875% 3/1/16	3,795,000	3,339,600
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	2,100,000	1,606,500
9% 1/15/12	3,610,000	3,718,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	5,973,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,550,000	3,425,750
		87,462,578
Healthcare - 6.0%
FMC Finance III SA 6.875% 7/15/17 (c)	5,460,000	5,357,625
HCA, Inc.:
6.5% 2/15/16	2,670,000	2,256,150
9.125% 11/15/14 (c)	3,045,000	3,204,863
9.25% 11/15/16 (c)	4,155,000	4,425,075
9.625% 11/15/16 pay-in-kind (c)	3,860,000	4,154,325
HealthSouth Corp. 10.75% 6/15/16	3,710,000	4,006,800
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,815,000	2,800,925
Multiplan, Inc. 10.375% 4/15/16 (c)	2,485,000	2,596,825
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,895,225
7% 1/15/16	2,480,000	2,461,400
Rural/Metro Corp. 9.875% 3/15/15	1,670,000	1,720,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Senior Housing Properties Trust 8.625% 1/15/12	$ 4,460,000	$ 4,749,900
Service Corp. International:
6.75% 4/1/15 (c)	3,300,000	3,176,250
7.5% 4/1/27 (c)	4,020,000	3,819,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	4,310,000	4,665,575
United Surgical Partners International, Inc.:
8.875% 5/1/17 (c)	1,540,000	1,532,300
9.25% 5/1/17 pay-in-kind (c)	1,980,000	1,970,100
US Oncology Holdings, Inc. 9.7969% 3/15/12 pay-in-kind (c)(d)	4,440,000	4,329,000
Ventas Realty LP:
6.5% 6/1/16	2,735,000	2,666,625
6.625% 10/15/14	2,320,000	2,288,100
6.75% 4/1/17	1,215,000	1,199,813
Viant Holdings, Inc. 10.125% 7/15/17 (c)	3,679,000	3,697,395
		76,973,371
Homebuilding/Real Estate - 2.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	2,765,000	2,647,488
7.125% 2/15/13 (c)	6,345,000	6,122,925
8.125% 6/1/12	7,950,000	7,910,250
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	1,155,000	999,075
8.875% 4/1/12	1,570,000	1,460,100
KB Home 7.75% 2/1/10	4,345,000	4,345,000
Realogy Corp.:
10.5% 4/15/14 (c)	580,000	553,900
12.375% 4/15/15 (c)	580,000	530,004
TOUSA, Inc.:
7.5% 3/15/11	1,230,000	805,650
7.5% 1/15/15	5,060,000	3,111,900
10.375% 7/1/12	1,295,000	958,300
		29,444,592
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,875,000	4,030,000
Host Marriott LP 7.125% 11/1/13	5,390,000	5,390,000
		9,420,000
Insurance - 0.5%
UnumProvident Corp. 7.375% 6/15/32	580,000	606,647

	Principal Amount	Value
USI Holdings Corp.:
9.23% 11/15/14 (c)(d)	$ 4,305,000	$ 4,218,900
9.75% 5/15/15 (c)	1,310,000	1,290,350
		6,115,897
Leisure - 2.2%
NCL Corp. Ltd. 10.625% 7/15/14	4,740,000	4,526,700
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	4,720,000	4,740,150
7.25% 6/15/16	1,540,000	1,524,076
7.5% 10/15/27	1,980,000	1,861,200
Six Flags, Inc.:
9.625% 6/1/14	2,200,000	2,035,000
9.75% 4/15/13	2,085,000	1,959,900
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,052,000	967,840
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	5,125,000	5,432,500
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	575,000	582,188
10.1063% 5/1/10 (d)	4,340,000	4,448,500
		28,078,054
Metals/Mining - 5.0%
Arch Western Finance LLC 6.75% 7/1/13	6,050,000	5,823,125
Compass Minerals International, Inc.:
0% 12/15/12 (b)	4,520,000	4,655,600
0% 6/1/13 (b)	8,615,000	8,571,925
Drummond Co., Inc. 7.375% 2/15/16 (c)	7,370,000	6,927,800
FMG Finance Property Ltd.:
9.36% 9/1/11 (c)(d)	2,590,000	2,735,688
10% 9/1/13 (c)	1,505,000	1,657,381
10.625% 9/1/16 (c)	325,000	382,281
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,415,000	1,489,288
8.375% 4/1/17	1,485,000	1,581,525
Massey Energy Co. 6.875% 12/15/13	7,890,000	7,179,900
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	3,040,000	3,005,800
Peabody Energy Corp.:
7.375% 11/1/16	2,675,000	2,735,188
7.875% 11/1/26	1,715,000	1,783,600
PNA Group, Inc. 10.75% 9/1/16 (c)	4,345,000	4,736,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (c)(d)	$ 1,420,000	$ 1,434,200
Vedanta Resources PLC 6.625% 2/22/10 (c)	8,875,000	8,864,350
		63,563,701
Paper - 1.9%
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,650,150
Georgia-Pacific Corp.:
7% 1/15/15 (c)	8,720,000	8,414,800
8% 1/15/24	1,065,000	1,027,725
8.875% 5/15/31	2,325,000	2,325,000
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,815,000	2,730,550
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	4,260,000	4,110,900
Stone Container Finance Co. 7.375% 7/15/14	3,740,000	3,590,400
		23,849,525
Publishing/Printing - 1.1%
Scholastic Corp. 5% 4/15/13	2,755,000	2,431,288
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	3,305,000	3,090,175
TL Acquisitions, Inc.:
0% 7/15/15 (b)(c)	1,880,000	1,412,350
10.5% 1/15/15 (c)	2,900,000	2,813,000
Valassis Communications, Inc. 8.25% 3/1/15 (c)	4,250,000	4,080,000
		13,826,813
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	4,860,000	4,860,000
Restaurants - 1.0%
Friendly Ice Cream Corp. 8.375% 6/15/12	6,195,000	6,473,775
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,707,550
		13,181,325
Services - 3.4%
Aramark Corp.:
8.5% 2/1/15 (c)	2,445,000	2,481,675
8.8563% 2/1/15 (c)(d)	1,010,000	1,027,675
Ashtead Capital, Inc. 9% 8/15/16 (c)	3,090,000	3,236,775
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% 5/15/16	1,850,000	1,905,500
7.86% 5/15/14 (d)	310,000	318,525

	Principal Amount	Value
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	$ 3,320,000	$ 3,486,000
FTI Consulting, Inc.:
7.625% 6/15/13	4,965,000	5,014,650
7.75% 10/1/16	3,620,000	3,705,975
Hertz Corp.:
8.875% 1/1/14	1,295,000	1,346,800
10.5% 1/1/16	1,230,000	1,353,000
Iron Mountain, Inc.:
6.625% 1/1/16	575,000	526,125
8.25% 7/1/11	5,110,000	5,110,000
8.625% 4/1/13	5,270,000	5,322,700
Penhall International Corp. 12% 8/1/14 (c)	2,650,000	2,862,000
Rental Service Corp. 9.5% 12/1/14 (c)	2,830,000	2,886,600
Rural/Metro Corp. 0% 3/15/16 (b)	3,185,000	2,579,850
		43,163,850
Shipping - 3.5%
Britannia Bulk PLC 11% 12/1/11	2,885,000	2,942,700
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	4,795,000	5,034,750
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	25,935,383
Teekay Corp. 8.875% 7/15/11	10,093,000	10,799,510
		44,712,343
Specialty Retailing - 0.3%
VWR Funding, Inc. 10.25% 7/15/15 (c)	4,320,000	4,320,000
Steels - 1.0%
RathGibson, Inc. 11.25% 2/15/14	4,820,000	5,073,050
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	8,060,000	7,818,200
		12,891,250
Super Retail - 1.4%
Michaels Stores, Inc.:
10% 11/1/14 (c)	5,190,000	5,358,675
11.375% 11/1/16 (c)	2,020,000	2,105,850
NBC Acquisition Corp. 0% 3/15/13 (b)	1,665,000	1,431,900
Nebraska Book Co., Inc. 8.625% 3/15/12	4,270,000	4,227,300
Toys 'R' US, Inc. 7.625% 8/1/11	4,685,000	4,357,050
		17,480,775
Technology - 3.8%
Avago Technologies Finance Ltd. 10.125% 12/1/13	275,000	292,875
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	5,010,000	4,803,588
9.125% 12/15/14 pay-in-kind (c)	3,770,000	3,558,126
9.235% 12/15/14 (c)(d)	2,910,000	2,808,150
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16 (c)	$ 5,360,000	$ 5,038,400
Hynix Semiconductor, Inc. 7.875% 6/27/17 (c)	1,660,000	1,637,175
IKON Office Solutions, Inc. 7.75% 9/15/15	3,560,000	3,577,800
Lucent Technologies, Inc.:
6.45% 3/15/29	2,415,000	2,088,975
6.5% 1/15/28	2,915,000	2,550,625
Nortel Networks Corp.:
9.6056% 7/15/11 (c)(d)	3,340,000	3,548,750
10.125% 7/15/13 (c)	3,825,000	4,102,313
NXP BV:
7.875% 10/15/14	2,850,000	2,785,875
8.1056% 10/15/13 (d)	2,595,000	2,556,075
9.5% 10/15/15	4,930,000	4,856,050
Xerox Capital Trust I 8% 2/1/27	4,400,000	4,466,000
		48,670,777
Telecommunications - 7.8%
Digicel Group Ltd.:
8.875% 1/15/15 (c)	4,130,000	4,042,238
9.125% 1/15/15 pay-in-kind (c)	1,780,000	1,755,525
Digicel Ltd. 9.25% 9/1/12 (c)	4,605,000	4,841,006
Intelsat Ltd.:
6.5% 11/1/13	6,510,000	5,289,375
7.625% 4/15/12	6,270,000	5,674,350
9.25% 6/15/16	3,790,000	4,007,925
Level 3 Financing, Inc.:
8.75% 2/15/17 (c)	5,135,000	5,064,394
9.15% 2/15/15 (c)(d)	4,990,000	4,965,050
9.25% 11/1/14	11,140,000	11,181,775
12.25% 3/15/13	5,435,000	6,223,075
MetroPCS Wireless, Inc.:
9.25% 11/1/14 (c)	2,570,000	2,647,100
9.25% 11/1/14 (c)	4,510,000	4,645,300
Mobile Telesystems Finance SA 8% 1/28/12 (c)	2,608,000	2,689,630
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)	3,590,000	3,475,551
PanAmSat Corp. 9% 8/15/14	2,374,000	2,474,895
Qwest Corp.:
6.5% 6/1/17 (c)	4,590,000	4,417,875
7.5% 10/1/14	3,840,000	3,926,400
8.61% 6/15/13 (d)	7,630,000	8,354,850
Rural Cellular Corp. 8.36% 6/1/13 (c)(d)	3,010,000	2,994,950
U.S. West Communications:
6.875% 9/15/33	2,535,000	2,382,900
7.5% 6/15/23	4,335,000	4,313,325

	Principal Amount	Value
Windstream Corp.:
8.125% 8/1/13	$ 1,350,000	$ 1,412,438
8.625% 8/1/16	2,565,000	2,706,075
		99,486,002
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	2,720,000	2,740,400
Levi Strauss & Co. 8.875% 4/1/16	5,165,000	5,294,125
		8,034,525
TOTAL NONCONVERTIBLE BONDS		1,080,450,825
TOTAL CORPORATE BONDS (Cost $1,079,809,164)		1,085,758,995
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.2305% 4/25/21 (c)(d) (Cost $140,120)	181,255	163,130
Common Stocks - 0.4%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	251,576	4,956,047
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(e)	48,889	356,401
TOTAL COMMON STOCKS (Cost $7,950,980)		5,312,448
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.4%
Electric Utilities - 0.1%
AES Trust III 6.75%	20,800	1,028,352
Energy - 0.3%
El Paso Corp. 4.99%	3,000	4,381,770
TOTAL CONVERTIBLE PREFERRED STOCKS		5,410,122
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	3,862	4,711,640
TOTAL PREFERRED STOCKS (Cost $9,704,754)		10,121,762
Floating Rate Loans - 10.7%
	Principal Amount	Value
Air Transportation - 0.6%
United Air Lines, Inc. Tranche B, term loan 7.375% 2/1/14 (d)	$ 7,760,000	$ 7,701,800
Automotive - 1.6%
Federal-Mogul Corp. term loan 7.07% 12/31/07 (d)	3,060,000	3,063,825
Ford Motor Co. term loan 8.36% 12/15/13 (d)	14,696,150	14,714,520
Navistar International Corp.:
term loan 8.6099% 1/19/12 (d)	1,965,333	1,975,160
Credit-Linked Deposit 8.5907% 1/19/12 (d)	714,667	718,240
		20,471,745
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.36% 3/6/14 (d)	7,620,000	7,543,800
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (d)	4,900,500	4,894,374
Insight Midwest Holdings LLC Tranche B, term loan 7.35% 4/6/14 (d)	4,830,000	4,836,038
Univision Communications, Inc.:
Tranche 1LN, term loan 7.605% 9/29/14 (d)	3,983,893	3,904,215
Tranche DD 1LN, term loan 9/29/14 (d)(f)	256,107	250,985
		21,429,412
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (d)	3,250,000	3,290,625
Tranche B 1LN, term loan 7.86% 5/4/14 (d)	430,000	430,000
		3,720,625
Diversified Financial Services - 0.4%
LPL Investment Holdings, Inc. Tranche D, term loan 7.35% 6/28/13 (d)	4,967,051	4,967,051
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (d)	659,006	659,829
term loan 8.36% 3/30/14 (d)	5,020,994	5,027,271
NRG Energy, Inc.:
term loan:
6/8/14 (d)(f)	545,018	542,293
7.07% 2/1/13 (d)	3,742,081	3,737,403
7.07% 2/1/13 (d)	1,553,523	1,551,581
		11,518,377
Energy - 1.3%
Kinder Morgan, Inc. Tranche B, term loan 6.82% 5/30/14 (d)	9,230,000	9,230,000

	Principal Amount	Value
Petroleum Geo-Services ASA term loan 7.11% 6/28/15 (d)	$ 2,900,000	$ 2,900,000
Sandridge Energy, Inc. term loan:
8.625% 4/1/15	3,550,000	3,625,438
8.985% 4/1/14 (d)	660,000	670,725
		16,426,163
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.375% 6/20/15 (d)	4,160,000	4,139,200
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.57% 6/30/10 (d)	825,455	827,518
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (d)	5,009,606	5,009,606
Tranche DD, term loan 6/28/14 (d)(f)	330,394	330,394
Inverness Medical Innovations, Inc. Tranche 2LN, term loan 11.5% 6/26/15 (d)	1,450,000	1,450,000
Stiefel Laboratories, Inc. term loan 10.355% 6/28/14 (d)	2,220,000	2,242,200
		9,032,200
Metals/Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. Tranche B, term loan 9% 3/19/14 (d)	1,855,467	1,853,147
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (d)	5,665,870	5,665,870
Services - 0.9%
Adesa, Inc. term loan 7.61% 10/20/13 (d)	5,850,000	5,850,000
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/20/13 (d)	3,943,252	4,002,401
Penhall International Corp. term loan 12.8238% 4/1/12 (d)	2,080,000	2,111,200
		11,963,601
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.61% 6/11/14 (d)	3,300,000	3,287,625
Tranche 2LN, term loan 11.11% 6/11/15 (d)	3,190,000	3,158,100
		6,445,725
Telecommunications - 0.7%
Digicel International Finance Ltd. term loan 7.875% 3/30/12 (d)	6,240,000	6,247,800
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (d)	2,500,000	2,496,875
		8,744,675
Floating Rate Loans - continued
	Principal Amount	Value
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 7.57% 4/4/14 (d)	$ 2,310,000	$ 2,275,350
TOTAL FLOATING RATE LOANS (Cost $137,107,006)		137,182,459
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,146,000)	2,146,772	2,146,000
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $1,236,858,024)		1,240,684,794
NET OTHER ASSETS - 2.7%		33,884,345
NET ASSETS - 100%		$ 1,274,569,139
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,328,808 or 25.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $356,401 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,131,519 and $1,123,672, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,146,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 404,421
Bear Stearns & Co., Inc.	943,355
Lehman Brothers, Inc.	798,224
$ 2,146,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,050,457
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Bermuda	4.3%
Canada	3.1%
Marshall Islands	1.3%
United Kingdom	1.2%
Luxembourg	1.0%
Others (individually less than 1%)	3.4%
100.0%
Income Tax Information

At December 31, 2006, the fund had a capital loss carryforward of approximately $1,110,768,989 of which $249,734,104, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,146,000) - See accompanying schedule: Unaffiliated issuers (cost $1,236,858,024)		$ 1,240,684,794
Cash		4,802,621
Receivable for investments sold		47,165,755
Receivable for fund shares sold		1,993,500
Interest receivable		21,134,262
Distributions receivable from Fidelity Central Funds		55,783
Prepaid expenses		2,922
Total assets		1,315,839,637

Liabilities
Payable for investments purchased	$ 31,100,742
Payable for fund shares redeemed	3,559,697
Accrued management fee	602,078
Distribution fees payable	41,286
Notes payable	5,732,000
Other affiliated payables	113,883
Other payables and accrued expenses	120,812
Total liabilities		41,270,498

Net Assets		$ 1,274,569,139
Net Assets consist of:
Paid in capital		$ 2,308,601,656
Undistributed net investment income		54,638,020
Accumulated undistributed net realized gain (loss) on investments		(1,092,497,307)
Net unrealized appreciation (depreciation) on investments		3,826,770
Net Assets		$ 1,274,569,139

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($830,650,691 ÷ 126,991,390 shares)	$ 6.54

Service Class: Net Asset Value, offering price and redemption price per share ($219,198,206 ÷ 33,683,393 shares)	$ 6.51

Service Class 2: Net Asset Value, offering price and redemption price per share ($101,026,429 ÷ 15,712,449 shares)	$ 6.43

Initial Class R: Net Asset Value, offering price and redemption price per share ($11,097,060 ÷ 1,699,955 shares)	$ 6.53

Service Class R: Net Asset Value, offering price and redemption price per share ($20,394,512 ÷ 3,138,306 shares)	$ 6.50

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,082,623 ÷ 168,295 shares)	$ 6.43

Investor Class: Net Asset Value, offering price and redemption price per share ($91,119,618 ÷ 13,962,944 shares)	$ 6.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 495,275
Interest		54,414,102
Income from Fidelity Central Funds		1,050,457
Total income		55,959,834

Expenses
Management fee	$ 3,877,172
Transfer agent fees	506,602
Distribution fees	275,176
Accounting fees and expenses	234,320
Custodian fees and expenses	15,668
Independent trustees' compensation	2,217
Audit	44,430
Legal	2,672
Interest	11,439
Miscellaneous	(13,619)
Total expenses before reductions	4,956,077
Expense reductions	(7,859)	4,948,218
Net investment income		51,011,616
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		18,080,551
Change in net unrealized appreciation (depreciation) on investment securities		(27,319,086)
Net gain (loss)		(9,238,535)
Net increase (decrease) in net assets resulting from operations		$ 41,773,081

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,011,616	$ 101,953,049
Net realized gain (loss)	18,080,551	19,571,030
Change in net unrealized appreciation (depreciation)	(27,319,086)	25,541,215
Net increase (decrease) in net assets resulting from operations	41,773,081	147,065,294
Distributions to shareholders from net investment income	-	(103,253,559)
Share transactions - net increase (decrease)	(156,230,036)	(158,550,860)
Redemption fees	13,773	-
Total increase (decrease) in net assets	(114,443,182)	(114,739,125)

Net Assets
Beginning of period	1,389,012,321	1,503,751,446
End of period (including undistributed net investment income of $54,638,020 and undistributed net investment income of $3,860,284, respectively)	$ 1,274,569,139	$ 1,389,012,321

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Income from Investment Operations
Net investment income E	.243	.476	.457	.494	.520	.496 I
Net realized and unrealized gain (loss)	(.053)	.216	(.281)	.126	.980	(.306) I
Total from investment operations	.190	.692	.176	.620	1.500	.190
Distributions from net investment income	-	(.512)	(1.006)	(.570)	(.480)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.54	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93
Total Return B, C, D	2.99%	11.24%	2.70%	9.59%	27.26%	3.44%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.71%	.70%	.71%	.69%	.70%
Expenses net of fee waivers, if any	.68%A	.71%	.70%	.71%	.69%	.70%
Expenses net of all reductions	.68%A	.71%	.70%	.71%	.69%	.70%
Net investment income	7.50%A	7.40%	6.98%	7.43%	8.25%	8.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,651	$ 922,565	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562
Portfolio turnover rate G	78%A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% to 8.65%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Income from Investment Operations
Net investment income E	.239	.467	.448	.486	.513	.488 I
Net realized and unrealized gain (loss)	(.049)	.218	(.283)	.124	.967	(.288) I
Total from investment operations	.190	.685	.165	.610	1.480	.200
Distributions from net investment income	-	(.505)	(.995)	(.560)	(.470)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.51	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91
Total Return B, C, D	3.01%	11.18%	2.52%	9.47%	26.97%	3.62%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.78% A	.81%	.80%	.81%	.79%	.80%
Expenses net of all reductions	.78% A	.81%	.80%	.81%	.79%	.80%
Net investment income	7.40% A	7.30%	6.88%	7.33%	8.15%	8.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,198	$ 277,546	$ 319,380	$ 377,122	$ 417,928	$ 260,489
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% to 8.55%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Income from Investment Operations
Net investment income E	.231	.453	.433	.470	.501	.472 I
Net realized and unrealized gain (loss)	(.051)	.216	(.284)	.130	.959	(.292) I
Total from investment operations	.180	.669	.149	.600	1.460	.180
Distributions from net investment income	-	(.499)	(.979)	(.560)	(.460)	(.670)
Redemption fees added to paid in capitalE	-J	-	-	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87
Total Return B, C, D	2.88%	11.02%	2.31%	9.38%	26.75%	3.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of fee waivers, if any	.93% A	.97%	.95%	.97%	.95%	.97%
Expenses net of all reductions	.93% A	.97%	.95%	.97%	.95%	.97%
Net investment income	7.25% A	7.14%	6.72%	7.17%	7.99%	8.38% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,026	$ 110,503	$ 86,757	$ 94,246	$ 76,383	$ 32,499
Portfolio turnover rate G	78% A	65%	95%	128%	130%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended December 31, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% to 8.38%. The reclassification has no impact on the net assets of the Fund. J Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.235	.475	.455	.338
Net realized and unrealized gain (loss)	(.045)	.218	(.288)	.192
Total from investment operations	.190	.693	.167	.530
Distributions from net investment income	-	(.513)	(1.007)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	3.00%	11.27%	2.55%	8.19%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.71%	.70%	.71% A
Expenses net of fee waivers, if any	.68% A	.71%	.70%	.71% A
Expenses net of all reductions	.68% A	.71%	.70%	.71% A
Net investment income	7.49% A	7.39%	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,097	$ 93	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.32	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.232	.467	.447	.332
Net realized and unrealized gain (loss)	(.052)	.219	(.282)	.188
Total from investment operations	.180	.686	.165	.520
Distributions from net investment income	-	(.506)	(.995)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.50	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	2.85%	11.19%	2.53%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.81%	.80%	.81% A
Expenses net of fee waivers, if any	.79% A	.81%	.80%	.81% A
Expenses net of all reductions	.79% A	.81%	.80%	.81% A
Net investment income	7.39% A	7.30%	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,395	$ 92	$ 83	$ 81
Portfolio turnover rate G	78% A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.25	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.223	.453	.433	.322
Net realized and unrealized gain (loss)	(.043)	.214	(.282)	.188
Total from investment operations	.180	.667	.151	.510
Distributions from net investment income	-	(.497)	(.981)	-
Redemption fees added to paid in capitalE	-J	-	-	-
Net asset value, end of period	$ 6.43	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	2.88%	10.99%	2.33%	7.97%
Ratios to Average Net AssetsF, I
Expenses before reductions	.96%A	.96%	.94%	.96% A
Expenses net of fee waivers, if any	.96%A	.96%	.94%	.96%A
Expenses net of all reductions	.96%A	.96%	.94%	.96%A
Net investment income	7.21%A	7.14%	6.73%	6.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083	$ 92	$ 83	$ 81
Portfolio turnover rate G	78%A	65%	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 207	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.239	.471	.193
Net realized and unrealized gain (loss)	(.049)	.220	(.089)
Total from investment operations	.190	.691	.104
Distributions from net investment income	-	(.511)	(.484)
Redemption fees added to paid in capitalE	-J	-	-
Net asset value, end of period	$ 6.53	$ 6.34	$ 6.16
Total Return B, C, D	3.00%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.80%	.82%A
Expenses net of fee waivers, if any	.75%A	.80%	.82%A
Expenses net of all reductions	.75%A	.79%	.82%A
Net investment income	7.42%A	7.31%	6.86%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,120	$ 78,122	$ 17,363
Portfolio turnover rate G	78%A	65%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,077,369
Unrealized depreciation	(19,913,489)
Net unrealized appreciation (depreciation)	$ 5,163,880
Cost for federal income tax purposes	$ 1,235,520,914

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

VIP High Income Portfolio

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $513,276,530 and $585,625,197, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 131,094
Service Class 2	141,331
Service Class R	2,361
Service Class 2 R	390
$ 275,176

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .14% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 309,839
Service Class	87,980
Service Class 2	40,446
Initial Class R	755
Service Class R	1,557
Service Class 2R	102
Investor Class	65,923
$ 506,602

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,448,667	5.42%	$ 11,439

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,697 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $7,545 .

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 68,637,194
Service Class	-	20,731,877
Service Class 2	-	8,160,312
Initial Class R	-	6,935
Service Class R	-	6,854
Service Class 2R	-	6,779
Investor Class	-	5,703,608
Total	$ -	$ 103,253,559

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	7,103,210	20,391,924	$ 46,302,933	$ 130,862,386
Reinvestment of distributions	-	10,827,982	-	68,637,194
Shares redeemed	(25,433,669)	(60,996,323)	(166,024,433)	(389,548,495)
Net increase (decrease)	(18,330,459)	(29,776,417)	$ (119,721,500)	$ (190,048,915)

VIP High Income Portfolio

11. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Service Class
Shares sold	5,542,174	15,758,056	$ 35,927,682	$ 100,943,180
Reinvestment of distributions	-	3,286,143	-	20,731,877
Shares redeemed	(15,782,498)	(27,123,963)	(102,732,898)	(172,895,592)
Net increase (decrease)	(10,240,324)	(8,079,764)	$ (66,805,216)	$ (51,220,535)
Service Class 2
Shares sold	3,619,734	8,956,747	$ 23,229,499	$ 56,663,410
Reinvestment of distributions	-	1,307,892	-	8,160,311
Shares redeemed	(5,593,027)	(6,845,198)	(36,082,371)	(43,209,500)
Net increase (decrease)	(1,973,293)	3,419,441	$ (12,852,872)	$ 21,614,221
Initial Class R
Shares sold	1,727,851	-	$ 11,381,091	$ -
Reinvestment of distributions	-	1,095	-	6,935
Shares redeemed	(42,500)	-	(278,654)	-
Net increase (decrease)	1,685,351	1,095	$ 11,102,437	$ 6,935
Service Class R
Shares sold	3,265,269	-	$ 21,459,336	$ -
Reinvestment of distributions	-	1,087	-	6,854
Shares redeemed	(141,584)	-	(928,503)	-
Net increase (decrease)	3,123,685	1,087	$ 20,530,833	$ 6,854
Service Class 2R
Shares sold	168,743	-	$ 1,096,750	$ -
Reinvestment of distributions	-	1,087	-	6,779
Shares redeemed	(15,164)	-	(98,480)	-
Net increase (decrease)	153,579	1,087	$ 998,270	$ 6,779
Investor Class
Shares sold	5,337,932	10,403,901	$ 34,744,491	$ 66,865,919
Reinvestment of distributions	-	901,089	-	5,703,608
Shares redeemed	(3,703,352)	(1,794,789)	(24,226,479)	(11,485,726)
Net increase (decrease)	1,634,580	9,510,201	$ 10,518,012	$ 61,083,801

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

VIP High Income Portfolio

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP High Income Portfolio

2006 Total Return % vs. Lipper VIP High Current Yield Funds and ML US HY Mstr II Const:

12.0
10.0
8.0
6.0
4.0
2.0
0.0
11.2
11.0
10.8
10.7
9.2
1 Year
30
25
20
15
10
5
0
26.2
25.2
24.2
25.7
21.6
3 Year
70
60
50
40
30
20
10
0
64.8
62.7
58.6
59.6
46.6
5 Year
75th %tile
Initial Class
Benchmark
Service Class 2
25th %tile

% Beaten	1 Year	3 Year	5 Year
Initial Class	89%	69%	89%
Initial Class R	91%	-	-
Service Class	85%	65%	86%
Service Class R	83%	-	-
Service Class 2	83%	56%	85%
Service Class 2 R	83%	-	-
Investor Class	89%	-	-

R classes commenced operations 4/14/2004 Investor Class commenced operations 7/21/2005

Note: 3 & 5 year returns reflect a blend of different indices.

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP High Income Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP: High Income
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
65
68
65
65
66
67
65
65
65
65
58
58
58
57
57
2002
2003
2004
2005
2006

	2002	2003	2004	2005	2006
TMG %	23%	23%	23%	21%	26%
Funds/Classes	67	67	65	63	66
ASPG Quartile	1st	1st	1st	1st	2nd

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Investor Class, Service Class, and Service Class R ranked below its competitive median for 2006, and the total expenses of each of Service Class 2 and Service Class 2 R ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

VIP High Income Portfolio

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

VIP High Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPHIR-SANN-0807
1.833449.101

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Overseas Portfolio

VIP Overseas Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,130.60	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class
Actual	$ 1,000.00	$ 1,129.60	$ 5.02
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2
Actual	$ 1,000.00	$ 1,129.00	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Initial Class R
Actual	$ 1,000.00	$ 1,130.40	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class R
Actual	$ 1,000.00	$ 1,129.80	$ 5.02
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2R
Actual	$ 1,000.00	$ 1,128.90	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class R
Actual	$ 1,000.00	$ 1,129.80	$ 5.12
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

VIP Overseas Portfolio
Shareholder Expense Example - contined

Annualized Expense Ratio
Initial Class	.85%
Service Class	.95%
Service Class 2	1.10%
Initial Class R	.85%
Service Class R	.95%
Service Class 2R	1.10%
Investor Class R	.97%

VIP Overseas Portfolio

VIP Overseas Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2007
United Kingdom	19.9%
Japan	17.4%
France	13.1%
Germany	12.7%
Switzerland	6.2%
Australia	6.1%
Netherlands	4.0%
Italy	3.5%
United States of America	1.9%
Other	15.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2006
United Kingdom	21.1%
Japan	16.4%
France	12.2%
Germany	10.1%
Switzerland	8.6%
Australia	4.8%
United States of America	4.0%
Italy	3.6%
Spain	3.3%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	96.7
Short-Term Investments and Net Other Assets	1.1	3.3
Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Alstom SA (France, Electrical Equipment)	1.8	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.7	2.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.7	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.3
ABB Ltd. (Reg.) (Switzerland, Electrical Equipment)	1.4	1.2
E.ON AG (Germany, Electric Utilities)	1.3	1.4
Nintendo Co. Ltd. (Japan, Software)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.4
Man Group plc (United Kingdom, Capital Markets)	1.1	0.9
	14.3
Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	28.7
Industrials	13.8	9.5
Consumer Discretionary	12.6	14.8
Consumer Staples	8.8	8.1
Energy	7.8	8.2
Materials	7.4	4.1
Information Technology	7.0	8.0
Utilities	5.7	4.7
Health Care	5.2	6.0
Telecommunication Services	4.6	4.6

Semiannual Report

VIP Overseas Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	599,600	$ 12,825,444
Australia - 6.1%
AMP Ltd.	859,100	7,372,155
Australian Wealth Management Ltd.	2,494,900	5,627,364
Babcock & Brown Japan Property Trust	2,867,800	4,304,199
Babcock & Brown Ltd.	200,800	5,462,209
Babcock & Brown Wind Partners	4,714,700	7,795,768
BHP Billiton Ltd.	855,200	25,549,100
Commonwealth Bank of Australia	412,100	19,306,571
Computershare Ltd.	1,733,600	16,596,369
CSL Ltd.	532,800	39,757,323
Energy Resources of Australia Ltd.	234,200	3,808,954
Gunns Ltd.	1,497,600	4,152,540
Macquarie Bank Ltd.	212,500	15,316,097
National Australia Bank Ltd.	834,500	29,026,338
Rio Tinto Ltd.	79,200	6,634,503
Seek Ltd.	593,800	3,715,924
Silex Systems Ltd. (a)	554,400	5,871,592
Westfield Group:
unit	653,200	11,055,464
unit (e)	56,800	935,336
WorleyParsons Ltd.	236,518	6,818,885
TOTAL AUSTRALIA		219,106,691
Austria - 0.3%
OMV AG	165,800	11,105,245
Belgium - 0.7%
Hamon & Compagnie International SA (a)	73,974	4,475,204
InBev SA	205,800	16,385,903
KBC Groupe SA	26,700	3,614,301
TOTAL BELGIUM		24,475,408
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	174,800	5,489,888
Clear Media Ltd. (a)	249,000	270,680
TOTAL BERMUDA		5,760,568
Brazil - 0.3%
Vivo Participacoes SA (PN) sponsored ADR	1,938,000	9,709,380
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	271,800	2,508,714
Canada - 0.7%
Cameco Corp. (d)	531,400	26,937,902
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	286,700	14,784,191
Denmark - 1.5%
Novo Nordisk AS Series B	143,800	15,691,267

	Shares	Value
Novozymes AS Series B	144,000	$ 16,760,630
Vestas Wind Systems AS (a)	357,800	23,685,884
TOTAL DENMARK		56,137,781
Finland - 1.4%
Cargotec Corp. (B Shares)	83,820	5,180,896
Fortum Oyj	216,800	6,804,343
Neste Oil Oyj	287,500	11,334,556
Nokia Corp. sponsored ADR	734,700	20,652,417
UPM-Kymmene Corp. sponsored ADR	248,800	6,110,528
TOTAL FINLAND		50,082,740
France - 13.1%
Alstom SA (d)	385,400	64,793,193
AXA SA	247,415	10,648,742
BNP Paribas SA	212,302	25,388,437
Bouygues SA	173,500	14,603,139
Cap Gemini SA	332,500	24,466,799
Carrefour SA	188,100	13,273,516
CNP Assurances	98,000	12,593,522
Electricite de France	186,600	20,274,268
France Telecom SA	106,661	2,931,044
Gaz de France (d)	141,600	7,184,638
Groupe Danone (d)	233,600	18,975,577
L'Air Liquide SA	148,580	19,594,031
L'Oreal SA	170,595	20,087,561
Michelin SA (Compagnie Generale des Etablissements) Series B	89,300	12,551,168
Neopost SA	49,500	7,269,443
Pinault Printemps-Redoute SA	81,600	14,308,275
Remy Cointreau SA	109,300	8,202,531
Renault SA	81,900	13,213,649
Societe Generale Series A	134,610	24,768,240
Sodexho Alliance SA	118,200	8,502,505
Suez SA (France)	345,500	19,868,311
Total SA:
Series B	266,400	21,573,072
sponsored ADR	47,400	3,838,452
Veolia Environnement	473,600	37,195,503
Veolia Environnement rights 6/27/07 (a)	459,800	647,963
Vinci SA	364,800	27,391,603
Vivendi Universal SA	447,100	19,308,905
TOTAL FRANCE		473,454,087
Germany - 12.3%
Aareal Bank AG	169,511	8,855,465
Allianz AG (Reg.)	122,300	28,459,210
BASF AG	34,500	4,509,495
Bayer AG	285,700	21,513,210
Bayerische Motoren Werke AG (BMW)	182,200	11,838,761
Beiersdorf AG	306,100	21,890,330
Commerzbank AG	447,200	21,479,985
DaimlerChrysler AG	146,900	13,507,455
DaimlerChrysler AG (Reg.)	158,400	14,564,880
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	138,800	$ 15,732,598
Deutsche Postbank AG	101,500	8,938,672
Deutsche Telekom AG sponsored ADR (d)	148,200	2,728,362
Deutz AG (a)	337,063	4,388,462
E.ON AG	287,644	48,013,536
ESCADA AG (a)	241,821	10,620,254
GFK AG	111,269	5,493,577
Henkel KGaA	282,177	13,515,383
Hochtief AG	37,000	4,040,616
IVG Immobilien AG	68,700	2,689,870
Lanxess AG	244,300	13,681,702
MAN AG	63,400	9,160,602
Metro AG	183,400	15,260,170
MLP AG	980,300	18,906,017
MPC Muenchmeyer Petersen Capital AG (d)	50,800	5,214,894
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	49,700	9,160,681
Q-Cells AG	89,000	7,731,852
SAP AG sponsored ADR (d)	93,000	4,749,510
SGL Carbon AG (a)	559,300	23,276,416
Siemens AG sponsored ADR	430,400	61,573,024
Wincor Nixdorf AG	152,600	14,209,184
TOTAL GERMANY		445,704,173
Hong Kong - 0.5%
China Overseas Land & Investment Ltd.	3,416,000	5,329,855
China Unicom Ltd.	6,226,000	10,727,398
Dynasty Fine Wines Group Ltd.	8,168,000	3,332,300
TOTAL HONG KONG		19,389,553
India - 0.1%
IVRCL Infrastructures & Projects Ltd.	340,000	3,017,002
Power Finance Corp. Ltd.	11,522	42,051
TOTAL INDIA		3,059,053
Ireland - 0.6%
Allied Irish Banks PLC	432,200	11,876,856
Irish Life & Permanent PLC	399,400	10,102,841
TOTAL IRELAND		21,979,697
Italy - 3.5%
Alleanza Assicurazioni SpA (d)	899,500	11,784,270
Assicurazioni Generali SpA	376,200	15,152,277
Azimut Holdings SpA	518,100	8,913,610
Edison SpA	2,366,800	7,636,493
ENI SpA (d)	698,686	25,274,966
Intesa Sanpaolo SpA	1,556,700	11,650,813
Lottomatica SpA	155,800	6,222,470
Mariella Burani Fashion Group SpA	105,600	3,698,745

	Shares	Value
Unicredito Italiano SpA (d)	2,840,000	$ 25,479,596
Unione di Banche Italiane Scpa	438,500	11,185,645
TOTAL ITALY		126,998,885
Japan - 17.4%
Canon, Inc.	555,000	32,545,199
Chugai Pharmaceutical Co. Ltd.	324,900	5,843,240
Daiwa Securities Group, Inc.	1,038,000	11,066,044
Fujifilm Holdings Corp.	294,000	13,118,279
Honda Motor Co. Ltd.	97,400	3,534,646
Ibiden Co. Ltd.	150,600	9,733,485
Japan Tobacco, Inc.	2,097	10,352,192
KDDI Corp.	1,275	9,451,729
Kinden Corp.	661,000	5,742,692
Konica Minolta Holdings, Inc.	646,500	9,548,420
Matsui Securities Co. Ltd. (d)	659,000	5,901,892
Millea Holdings, Inc.	329,580	13,540,717
Mitsubishi Estate Co. Ltd.	863,000	23,473,935
Mitsubishi UFJ Financial Group, Inc.	1,175	12,948,499
Mitsui & Co. Ltd.	384,000	7,654,433
Mitsui Fudosan Co. Ltd.	484,000	13,597,271
Mizuho Financial Group, Inc.	5,147	35,647,863
Murata Manufacturing Co. Ltd.	162,100	12,227,257
Nafco Co. Ltd.	147,900	4,287,130
Namco Bandai Holdings, Inc.	334,100	5,278,975
NGK Insulators Ltd.	227,000	5,584,686
Nidec Corp. (d)	152,100	8,941,247
Nintendo Co. Ltd.	130,800	47,977,438
Nippon Steel Corp.	1,308,000	9,218,447
Nomura Holdings, Inc.	939,300	18,241,205
NSK Ltd.	1,575,000	16,317,797
NTT DoCoMo, Inc.	11,822	18,678,759
Organo Corp.	291,000	5,812,439
ORIX Corp.	70,730	18,635,827
Point, Inc. (d)	125,450	7,445,920
SHIMIZU Corp.	962,000	5,584,849
Sompo Japan Insurance, Inc.	517,000	6,334,467
Sony Corp.	98,600	5,065,082
Sony Corp. sponsored ADR	104,300	5,357,891
Stanley Electric Co. Ltd.	351,500	7,648,749
Sumco Corp.	209,600	10,534,459
Sumitomo Forestry Co. Ltd.	581,000	5,627,907
Sumitomo Metal Industries Ltd.	1,829,000	10,781,536
Sumitomo Mitsui Financial Group, Inc.	1,654	15,444,137
Sumitomo Trust & Banking Co. Ltd.	1,511,600	14,421,321
T&D Holdings, Inc.	368,850	24,947,389
Takeda Pharamaceutical Co. Ltd.	299,100	19,331,243
Tokuyama Corp.	565,000	7,367,570
Tokyo Electric Power Co.	115,000	3,697,629
Toyota Motor Corp.	987,700	62,165,836
USS Co. Ltd.	128,860	8,213,308
Yahoo! Japan Corp.	17,317	5,884,349
Common Stocks - continued
	Shares	Value
Japan - continued
Yamaguchi Financial Group, Inc.	369,000	$ 4,503,142
Yamaha Motor Co. Ltd.	161,600	4,697,369
TOTAL JAPAN		629,955,896
Korea (South) - 0.4%
Doosan Heavy Industries & Construction Co. Ltd.	64,150	6,152,180
Samsung Fire & Marine Insurance Co. Ltd.	37,770	7,277,222
TOTAL KOREA (SOUTH)		13,429,402
Luxembourg - 0.3%
SES SA FDR unit	562,747	12,185,949
Malaysia - 0.6%
DiGi.com BHD	1,196,100	7,968,226
Gamuda BHD	5,982,300	13,948,592
TOTAL MALAYSIA		21,916,818
Netherlands - 4.0%
ABN-AMRO Holding NV	306,776	14,087,154
ABN-AMRO Holding NV sponsored ADR	320,440	14,714,605
Arcelor Mittal	71,400	4,455,360
Arcelor Mittal Class A (d)	206,000	12,983,735
Heineken NV (Bearer)	202,900	11,869,650
ING Groep NV (Certificaten Van Aandelen)	82,624	3,632,977
Koninklijke Ahold NV sponsored ADR (a)	1,164,200	14,575,784
Koninklijke Numico NV	219,500	11,446,157
Koninklijke Philips Electronics NV (NY Shares)	640,500	27,105,960
SBM Offshore NV	516,900	19,797,901
TNT NV	204,400	9,247,907
TOTAL NETHERLANDS		143,917,190
Norway - 1.3%
Acta Holding ASA	1,444,500	7,593,349
Aker Kvaerner ASA	712,400	18,120,464
Marine Harvest ASA (a)	5,198,000	5,658,814
Schibsted ASA (B Shares)	151,500	6,936,343
Statoil ASA	264,000	8,214,746
TOTAL NORWAY		46,523,716
Panama - 0.6%
McDermott International, Inc. (a)	251,700	20,921,304
Portugal - 0.2%
Energias de Portugal SA	1,342,900	7,433,497
South Africa - 0.6%
Growthpoint Properties Ltd.	3,662,800	7,696,047
Impala Platinum Holdings Ltd.	195,400	5,971,815
JSE Ltd.	786,800	8,894,861
TOTAL SOUTH AFRICA		22,562,723

	Shares	Value
Spain - 1.6%
Altadis SA (Spain)	164,500	$ 10,953,608
Banco Santander Central Hispano SA	861,600	15,836,208
Telefonica SA	1,359,680	30,257,412
TOTAL SPAIN		57,047,228
Sweden - 1.9%
Scania AB (B Shares)	922,100	22,650,057
Skandinaviska Enskilda Banken AB (A Shares)	354,600	11,509,957
Svenska Cellulosa AB (SCA) (B Shares)	510,900	8,590,447
Swedish Match Co.	712,800	13,809,106
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	298,900	11,923,121
TOTAL SWEDEN		68,482,688
Switzerland - 6.2%
ABB Ltd.:
(Reg.)	2,148,790	48,900,100
sponsored ADR	1,015,900	22,959,340
Actelion Ltd. (Reg.) (a)	100,260	4,485,273
Compagnie Financiere Richemont unit	282,272	16,983,458
Credit Suisse Group (Reg.)	55,387	3,930,262
EFG International	177,230	8,182,525
Nestle SA (Reg.)	66,014	25,256,956
Nobel Biocare Holding AG (Switzerland)	28,316	9,283,364
Phonak Holding AG	82,458	7,425,000
Roche Holding AG (participation certificate)	248,861	44,272,372
Schindler Holding AG (Reg.)	106,251	7,175,596
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	15,375	18,274,804
UBS AG (Reg.)	119,804	7,189,438
TOTAL SWITZERLAND		224,318,488
Taiwan - 0.3%
PixArt Imaging, Inc.	416,000	6,238,729
Shin Kong Financial Holding Co. Ltd.	4,909,000	5,735,163
TOTAL TAIWAN		11,973,892
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	734,100	2,593,317
Krung Thai Bank Public Co. Ltd.	7,727,000	2,662,554
Siam Commercial Bank PCL (For. Reg.)	1,232,000	2,604,199
TOTAL THAILAND		7,860,070
United Kingdom - 19.9%
Aegis Group PLC	2,734,700	7,550,883
Anglo American PLC:
ADR	187,400	5,498,316
(United Kingdom)	348,800	20,627,524
AstraZeneca PLC (United Kingdom)	203,800	10,899,224
Barclays PLC	818,100	11,410,450
Benfield Group PLC	998,400	6,480,797
BG Group PLC	1,615,700	26,653,462
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	745,995	$ 20,822,653
BlueBay Asset Management	358,400	3,562,530
BP PLC	4,134,006	49,704,533
BP PLC sponsored ADR	50,700	3,657,498
British Land Co. PLC	261,500	7,036,583
BT Group PLC	273,600	1,821,629
BT Group PLC sponsored ADR	108,500	7,223,930
Burberry Group PLC	675,700	9,321,719
Cadbury Schweppes PLC sponsored ADR	195,500	10,615,650
Climate Exchange PLC (a)	110,500	4,105,058
Clipper Windpower PLC (a)	281,500	4,742,700
Diageo PLC	1,191,200	24,809,718
GlaxoSmithKline PLC	487,400	12,762,569
Gyrus Group PLC (a)	1,486,200	14,094,009
HBOS plc	513,100	10,154,159
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	7,011,228
(United Kingdom) (Reg.)	561,626	10,308,084
sponsored ADR (d)	225,800	20,721,666
Imperial Tobacco Group PLC sponsored ADR	11,400	1,051,422
Informa PLC	571,800	6,401,391
InterContinental Hotel Group PLC	242,469	6,057,061
International Power PLC	2,314,700	19,963,800
Intertek Group PLC	192,300	3,799,791
Investec PLC	948,500	12,247,111
Jardine Lloyd Thompson Group PLC (d)	1,809,273	15,086,868
Man Group plc	3,349,100	40,957,246
Marks & Spencer Group PLC	1,331,500	16,791,371
Mothercare PLC	652,300	5,043,052
Prudential PLC	1,654,700	23,724,814
Reed Elsevier PLC	2,580,000	33,494,505
Reuters Group PLC	1,565,600	19,478,673
Rio Tinto PLC (Reg.)	187,306	14,334,528
Royal Bank of Scotland Group PLC	1,594,500	20,268,125
Royal Dutch Shell PLC:
Class A sponsored ADR	317,800	25,805,360
Class A (United Kingdom)	419,400	17,130,290
Class B	153,800	6,409,615
RPS Group PLC	1,075,400	7,569,085
SSL International PLC	412,400	3,616,903
Taylor Nelson Sofres PLC	3,766,900	17,927,419
Tesco PLC	3,492,000	29,682,000
Vodafone Group PLC	14,903,962	50,122,024
Xstrata PLC	140,400	8,421,465
TOTAL UNITED KINGDOM		716,980,491

	Shares	Value
United States of America - 0.8%
Calgon Carbon Corp. (a)(d)	648,700	$ 7,524,920
Fluor Corp.	54,500	6,069,665
Fuel Tech, Inc. (a)	379,100	12,984,175
Hypercom Corp. (a)	171,800	1,015,338
TOTAL UNITED STATES OF AMERICA		27,594,098
TOTAL COMMON STOCKS (Cost $2,682,050,470)		3,557,122,962
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Porsche AG (Cost $7,685,783)	6,855	12,264,930
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 5.32% (b)	25,811,817	25,811,817
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	180,897,849	180,897,849
TOTAL MONEY MARKET FUNDS (Cost $206,709,666)		206,709,666
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,896,445,919)		3,776,097,558
NET OTHER ASSETS - (4.6)%		(165,145,034)
NET ASSETS - 100%		$ 3,610,952,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,511,592
Fidelity Securities Lending Cash Central Fund	2,854,547
Total	$ 4,366,139

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

VIP Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $174,403,486) - See accompanying schedule: Unaffiliated issuers (cost $2,689,736,253)	$ 3,569,387,892
Fidelity Central Funds (cost $206,709,666)	206,709,666
Total Investments (cost $2,896,445,919)		$ 3,776,097,558
Foreign currency held at value (cost $580)		580
Receivable for investments sold		25,290,742
Receivable for fund shares sold		951,339
Dividends receivable		8,173,517
Distributions receivable from Fidelity Central Funds		416,375
Prepaid expenses		6,749
Other receivables		494,144
Total assets		3,811,431,004

Liabilities
Payable for investments purchased
Regular delivery	$ 10,804,988
Delayed delivery	939,189
Payable for fund shares redeemed	4,704,424
Accrued management fee	2,132,136
Distribution fees payable	227,360
Other affiliated payables	343,805
Other payables and accrued expenses	428,729
Collateral on securities loaned, at value	180,897,849
Total liabilities		200,478,480

Net Assets		$ 3,610,952,524
Net Assets consist of:
Paid in capital		$ 2,523,183,680
Undistributed net investment income		40,810,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		167,322,843
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		879,635,320
Net Assets		$ 3,610,952,524

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,751,739,462 ÷ 70,546,284 shares)	$ 24.83

Service Class: Net Asset Value, offering price and redemption price per share ($381,238,838 ÷ 15,419,884 shares)	$ 24.72

Service Class 2: Net Asset Value, offering price and redemption price per share ($791,795,314 ÷ 32,177,207 shares)	$ 24.61

Initial Class R: Net Asset Value, offering price and redemption price per share ($272,258,907 ÷ 10,984,959 shares)	$ 24.78

Service Class R: Net Asset Value, offering price and redemption price per share ($143,435,107 ÷ 5,808,993 shares)	$ 24.69

Service Class 2R: Net Asset Value, offering price and redemption price per share ($83,288,688 ÷ 3,406,423 shares)	$ 24.45

Investor Class R: Net Asset Value, offering price and redemption price per share ($187,196,208 ÷ 7,557,294 shares)	$ 24.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Overseas Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 57,257,458
Interest		10,812
Income from Fidelity Central Funds (including $2,854,547 from security lending)		4,366,139
		61,634,409
Less foreign taxes withheld		(5,727,766)
Total income		55,906,643

Expenses
Management fee	$ 12,116,525
Transfer agent fees	1,233,731
Distribution fees	1,283,611
Accounting and security lending fees	745,085
Custodian fees and expenses	346,981
Independent trustees' compensation	5,195
Appreciation in deferred trustee compensation account	261
Audit	42,467
Legal	14,073
Interest	3,030
Miscellaneous	104,074
Total expenses before reductions	15,895,033
Expense reductions	(598,613)	15,296,420
Net investment income (loss)		40,610,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $496,271)	181,844,116
Foreign currency transactions	(220,292)
Total net realized gain (loss)		181,623,824
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $405,412)	194,281,096
Assets and liabilities in foreign currencies	(31,487)
Total change in net unrealized appreciation (depreciation)		194,249,609
Net gain (loss)		375,873,433
Net increase (decrease) in net assets resulting from operations		$ 416,483,656

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,610,223	$ 50,744,506
Net realized gain (loss)	181,623,824	381,220,762
Change in net unrealized appreciation (depreciation)	194,249,609	68,425,980
Net increase (decrease) in net assets resulting from operations	416,483,656	500,391,248
Distributions to shareholders from net investment income	(49,430,723)	(24,249,132)
Distributions to shareholders from net realized gain	(225,173,068)	(17,825,284)
Total distributions	(274,603,791)	(42,074,416)
Share transactions - net increase (decrease)	213,248,175	37,019,715
Redemption fees	68,916	70,975
Total increase (decrease) in net assets	355,196,956	495,407,522

Net Assets
Beginning of period	3,255,755,568	2,760,348,046
End of period (including undistributed net investment income of $40,810,681 and undistributed net investment income of $50,264,705, respectively)	$ 3,610,952,524	$ 3,255,755,568

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98	$ 13.88
Income from Investment Operations
Net investment income (loss) E	.29	.38	.20	.13	.11	.10
Net realized and unrealized gain (loss)	2.62	3.30	3.10	1.97	4.60	(2.90)
Total from investment operations	2.91	3.68	3.30	2.10	4.71	(2.80)
Distributions from net investment income	(.38)	(.19)	(.12)	(.18)	(.10)	(.10)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.04)	(.32)	(.21)	(.18)	(.10)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.83	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98
Total Return B, C, D	13.06%	18.09%	19.06%	13.57%	43.37%	(20.28)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.85% A	.88%	.89%	.91%	.90%	.90%
Expenses net of fee waivers, if any	.85%A	.88%	.89%	.91%	.90%	.90%
Expenses net of all reductions	.82%A	.81%	.82%	.87%	.86%	.86%
Net investment income (loss)	2.46%A	1.76%	1.11%	.80%	.87%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751,739	$ 1,624,901	$ 1,549,179	$ 1,491,485	$ 1,436,137	$ 1,031,489
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.28	.36	.18	.11	.09	.09
Net realized and unrealized gain (loss)	2.60	3.28	3.09	1.97	4.59	(2.89)
Total from investment operations	2.88	3.64	3.27	2.08	4.68	(2.80)
Distributions from net investment income	(.36)	(.17)	(.10)	(.17)	(.09)	(.09)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.02)	(.30)	(.19)	(.17)	(.09)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.72	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94
Total Return B, C, D	12.96%	17.95%	18.97%	13.49%	43.20%	(20.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.98%	.99%	1.01%	1.00%	1.00%
Expenses net of fee waivers, if any	.95%A	.98%	.99%	1.01%	1.00%	1.00%
Expenses net of all reductions	.92%A	.91%	.92%	.97%	.96%	.96%
Net investment income (loss)	2.36%A	1.66%	1.02%	.69%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 381,239	$ 362,060	$ 329,759	$ 322,649	$ 246,632	$ 177,322
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90	$ 13.81
Income from Investment Operations
Net investment income (loss) E	.26	.33	.14	.08	.08	.07
Net realized and unrealized gain (loss)	2.59	3.27	3.08	1.97	4.58	(2.88)
Total from investment operations	2.85	3.60	3.22	2.05	4.66	(2.81)
Distributions from net investment income	(.33)	(.15)	(.09)	(.16)	(.06)	(.10)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(1.99)	(.28)	(.18)	(.16)	(.06)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.61	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90
Total Return B, C, D	12.90%	17.83%	18.72%	13.31%	43.04%	(20.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.13%	1.14%	1.16%	1.16%	1.16%
Expenses net of fee waivers, if any	1.10%A	1.13%	1.14%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.07%A	1.06%	1.07%	1.12%	1.12%	1.12%
Net investment income (loss)	2.21%A	1.51%	.79%	.54%	.61%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,795	$ 703,421	$ 502,801	$ 319,708	$ 140,822	$ 47,824
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.29	.38	.19	.12	.11	.06
Net realized and unrealized gain (loss)	2.61	3.29	3.10	1.98	4.59	(3.13)
Total from investment operations	2.90	3.67	3.29	2.10	4.70	(3.07)
Distributions from net investment income	(.38)	(.19)	(.12)	(.18)	(.11)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.04)	(.32)	(.21)	(.18)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	13.04%	18.08%	19.05%	13.59%	43.32%	(21.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.88%	.89%	.91%	.90%	.91% A
Expenses net of fee waivers, if any	.85% A	.88%	.89%	.91%	.90%	.91% A
Expenses net of all reductions	.82% A	.81%	.82%	.87%	.86%	.87% A
Net investment income (loss)	2.46% A	1.76%	1.08%	.79%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,259	$ 240,693	$ 184,245	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate G	67% A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.28	.36	.17	.11	.10	.05
Net realized and unrealized gain (loss)	2.60	3.27	3.09	1.97	4.58	(3.12)
Total from investment operations	2.88	3.63	3.26	2.08	4.68	(3.07)
Distributions from net investment income	(.36)	(.17)	(.10)	(.17)	(.10)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.02)	(.30)	(.19)	(.17)	(.10)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.69	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	12.98%	17.95%	18.92%	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.98%	.99%	1.01%	1.00%	1.01%A
Expenses net of fee waivers, if any	.95%A	.98%	.99%	1.01%	1.00%	1.01%A
Expenses net of all reductions	.91%A	.91%	.92%	.96%	.96%	.97%A
Net investment income (loss)	2.36%A	1.66%	.96%	.70%	.77%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,435	$ 133,934	$ 115,449	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.26	.32	.14	.08	.08	.04
Net realized and unrealized gain (loss)	2.57	3.26	3.07	1.96	4.55	(3.10)
Total from investment operations	2.83	3.58	3.21	2.04	4.63	(3.06)
Distributions from net investment income	(.33)	(.16)	(.10)	(.16)	(.11)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(1.99)	(.29)	(.19)	(.16)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.45	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	12.89%	17.81%	18.74%	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.13%	1.14%	1.16%	1.15%	1.17%A
Expenses net of fee waivers, if any	1.10%A	1.13%	1.14%	1.16%	1.15%	1.17%A
Expenses net of all reductions	1.06%A	1.06%	1.07%	1.11%	1.11%	1.14%A
Net investment income (loss)	2.21%A	1.51%	.77%	.55%	.62%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,289	$ 68,729	$ 49,373	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.28	.36	.02
Net realized and unrealized gain (loss)	2.61	3.29	2.88
Total from investment operations	2.89	3.65	2.90
Distributions from net investment income	(.37)	(.20)	-
Distributions from net realized gain	(1.66)	(.13)	-
Total distributions	(2.03)	(.33)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 24.77	$ 23.91	$ 20.59
Total Return B, C, D	12.98%	17.94%	16.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.01%	1.07%A
Expenses net of fee waivers, if any	.97%A	1.01%	1.07%A
Expenses net of all reductions	.93%A	.93%	1.00%A
Net investment income (loss)	2.34%A	1.64%	.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,196	$ 122,018	$ 29,544
Portfolio turnover rate G	67%A	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 914,006,481
Unrealized depreciation	(45,949,787)
Net unrealized appreciation (depreciation)	$ 868,056,694
Cost for federal income tax purposes	$ 2,908,040,864

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VIP Overseas Portfolio

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,922,171 and $1,121,242,117, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 184,910
Service Class 2	935,642
Service Class R	68,896
Service Class 2R	94,163
$ 1,283,611

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 566,191
Service Class	124,133
Service Class 2	250,830
Initial Class R	84,601
Service Class R	45,373
Service Class 2R	24,814
Investor Class R	137,789
$ 1,233,731

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,058,000	5.39%	$ 3,030

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,923 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $597,901 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

VIP Overseas Portfolio

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 25,431,971	$ 14,091,669
Service Class	5,409,408	2,672,527
Service Class 2	9,802,828	3,822,324
Initial Class R	3,839,776	1,834,008
Service Class R	1,972,019	1,035,719
Service Class 2R	967,743	404,891
Investor Class R	2,006,978	387,994
Total	$ 49,430,723	$ 24,249,132
From net realized gain
Initial Class	$ 111,097,557	$ 9,796,346
Service Class	25,082,728	2,080,411
Service Class 2	49,162,218	3,312,681
Initial Class R	16,729,732	1,261,487
Service Class R	9,169,613	778,286
Service Class 2R	4,853,334	337,410
Investor Class R	9,077,886	258,663
Total	$ 225,173,068	$ 17,825,284

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	5,229,543	8,304,320	$ 125,210,951	$ 179,677,212
Reinvestment of distributions	6,089,631	1,151,230	136,529,528	23,888,014
Shares redeemed	(8,578,172)	(16,836,811)	(203,711,642)	(368,119,935)
Net increase (decrease)	2,741,002	(7,381,261)	$ 58,028,837	$ (164,554,709)
Service Class
Shares sold	676,533	1,974,850	$ 15,991,368	$ 42,447,696
Reinvestment of distributions	1,364,912	229,833	30,492,136	4,752,938
Shares redeemed	(1,796,920)	(3,102,957)	(41,922,832)	(67,340,790)
Net increase (decrease)	244,525	(898,274)	$ 4,560,672	$ (20,140,156)
Service Class 2
Shares sold	2,617,756	7,511,166	$ 61,815,624	$ 162,864,891
Reinvestment of distributions	2,651,306	346,191	58,965,046	7,135,005
Shares redeemed	(2,714,635)	(2,840,731)	(64,623,521)	(60,833,342)
Net increase (decrease)	2,554,427	5,016,626	$ 56,157,149	$ 109,166,554
Initial Class R
Shares sold	881,664	2,772,603	$ 21,158,596	$ 60,021,525
Reinvestment of distributions	919,102	149,396	20,569,507	3,095,495
Shares redeemed	(876,667)	(1,817,333)	(20,221,140)	(39,551,862)
Net increase (decrease)	924,099	1,104,666	$ 21,506,963	$ 23,565,158
Service Class R
Shares sold	578,478	1,190,213	$ 13,642,280	$ 25,640,889
Reinvestment of distributions	499,401	87,845	11,141,632	1,814,005
Shares redeemed	(889,601)	(1,290,192)	(20,798,542)	(28,107,366)
Net increase (decrease)	188,278	(12,134)	$ 3,985,370	$ (652,472)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Service Class 2R
Shares sold	467,283	904,989	$ 10,912,316	$ 19,265,401
Reinvestment of distributions	263,397	36,227	5,821,077	742,301
Shares redeemed	(235,639)	(459,435)	(5,553,265)	(9,806,715)
Net increase (decrease)	495,041	481,781	$ 11,180,128	$ 10,200,987
Investor Class R
Shares sold	2,159,373	3,992,909	$ 51,463,803	$ 86,366,168
Reinvestment of distributions	495,302	31,194	11,084,864	646,657
Shares redeemed	(200,577)	(355,662)	(4,719,611)	(7,578,472)
Net increase (decrease)	2,454,098	3,668,441	$ 57,829,056	$ 79,434,353

VIP Overseas Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0807
1.705696.109

Fidelity® Variable Insurance Products:

Overseas Portfolio - Class R

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Overseas Portfolio

VIP Overseas Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,130.60	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class
Actual	$ 1,000.00	$ 1,129.60	$ 5.02
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2
Actual	$ 1,000.00	$ 1,129.00	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Initial Class R
Actual	$ 1,000.00	$ 1,130.40	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class R
Actual	$ 1,000.00	$ 1,129.80	$ 5.02
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2R
Actual	$ 1,000.00	$ 1,128.90	$ 5.81
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class R
Actual	$ 1,000.00	$ 1,129.80	$ 5.12
HypotheticalA	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

VIP Overseas Portfolio
Shareholder Expense Example - continued

Annualized Expense Ratio
Initial Class	.85%
Service Class	.95%
Service Class 2	1.10%
Initial Class R	.85%
Service Class R	.95%
Service Class 2R	1.10%
Investor Class R	.97%

VIP Overseas Portfolio

VIP Overseas Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2007
United Kingdom	19.9%
Japan	17.4%
France	13.1%
Germany	12.7%
Switzerland	6.2%
Australia	6.1%
Netherlands	4.0%
Italy	3.5%
United States of America	1.9%
Other	15.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2006
United Kingdom	21.1%
Japan	16.4%
France	12.2%
Germany	10.1%
Switzerland	8.6%
Australia	4.8%
United States of America	4.0%
Italy	3.6%
Spain	3.3%
Other	15.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	96.7
Short-Term Investments and Net Other Assets	1.1	3.3
Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Alstom SA (France, Electrical Equipment)	1.8	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.7	2.0
Siemens AG sponsored ADR (Germany, Industrial Conglomerates)	1.7	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.4	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.3
ABB Ltd. (Reg.) (Switzerland, Electrical Equipment)	1.4	1.2
E.ON AG (Germany, Electric Utilities)	1.3	1.4
Nintendo Co. Ltd. (Japan, Software)	1.3	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.4
Man Group plc (United Kingdom, Capital Markets)	1.1	0.9
	14.3
Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	28.7
Industrials	13.8	9.5
Consumer Discretionary	12.6	14.8
Consumer Staples	8.8	8.1
Energy	7.8	8.2
Materials	7.4	4.1
Information Technology	7.0	8.0
Utilities	5.7	4.7
Health Care	5.2	6.0
Telecommunication Services	4.6	4.6

Semiannual Report

VIP Overseas Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Argentina - 0.4%
Cresud S.A.C.I.F. y A. sponsored ADR (d)	599,600	$ 12,825,444
Australia - 6.1%
AMP Ltd.	859,100	7,372,155
Australian Wealth Management Ltd.	2,494,900	5,627,364
Babcock & Brown Japan Property Trust	2,867,800	4,304,199
Babcock & Brown Ltd.	200,800	5,462,209
Babcock & Brown Wind Partners	4,714,700	7,795,768
BHP Billiton Ltd.	855,200	25,549,100
Commonwealth Bank of Australia	412,100	19,306,571
Computershare Ltd.	1,733,600	16,596,369
CSL Ltd.	532,800	39,757,323
Energy Resources of Australia Ltd.	234,200	3,808,954
Gunns Ltd.	1,497,600	4,152,540
Macquarie Bank Ltd.	212,500	15,316,097
National Australia Bank Ltd.	834,500	29,026,338
Rio Tinto Ltd.	79,200	6,634,503
Seek Ltd.	593,800	3,715,924
Silex Systems Ltd. (a)	554,400	5,871,592
Westfield Group:
unit	653,200	11,055,464
unit (e)	56,800	935,336
WorleyParsons Ltd.	236,518	6,818,885
TOTAL AUSTRALIA		219,106,691
Austria - 0.3%
OMV AG	165,800	11,105,245
Belgium - 0.7%
Hamon & Compagnie International SA (a)	73,974	4,475,204
InBev SA	205,800	16,385,903
KBC Groupe SA	26,700	3,614,301
TOTAL BELGIUM		24,475,408
Bermuda - 0.2%
Aquarius Platinum Ltd. (United Kingdom)	174,800	5,489,888
Clear Media Ltd. (a)	249,000	270,680
TOTAL BERMUDA		5,760,568
Brazil - 0.3%
Vivo Participacoes SA (PN) sponsored ADR	1,938,000	9,709,380
British Virgin Islands - 0.1%
Indochina Capital Vietnam Holdings Ltd.	271,800	2,508,714
Canada - 0.7%
Cameco Corp. (d)	531,400	26,937,902
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	286,700	14,784,191
Denmark - 1.5%
Novo Nordisk AS Series B	143,800	15,691,267

	Shares	Value
Novozymes AS Series B	144,000	$ 16,760,630
Vestas Wind Systems AS (a)	357,800	23,685,884
TOTAL DENMARK		56,137,781
Finland - 1.4%
Cargotec Corp. (B Shares)	83,820	5,180,896
Fortum Oyj	216,800	6,804,343
Neste Oil Oyj	287,500	11,334,556
Nokia Corp. sponsored ADR	734,700	20,652,417
UPM-Kymmene Corp. sponsored ADR	248,800	6,110,528
TOTAL FINLAND		50,082,740
France - 13.1%
Alstom SA (d)	385,400	64,793,193
AXA SA	247,415	10,648,742
BNP Paribas SA	212,302	25,388,437
Bouygues SA	173,500	14,603,139
Cap Gemini SA	332,500	24,466,799
Carrefour SA	188,100	13,273,516
CNP Assurances	98,000	12,593,522
Electricite de France	186,600	20,274,268
France Telecom SA	106,661	2,931,044
Gaz de France (d)	141,600	7,184,638
Groupe Danone (d)	233,600	18,975,577
L'Air Liquide SA	148,580	19,594,031
L'Oreal SA	170,595	20,087,561
Michelin SA (Compagnie Generale des Etablissements) Series B	89,300	12,551,168
Neopost SA	49,500	7,269,443
Pinault Printemps-Redoute SA	81,600	14,308,275
Remy Cointreau SA	109,300	8,202,531
Renault SA	81,900	13,213,649
Societe Generale Series A	134,610	24,768,240
Sodexho Alliance SA	118,200	8,502,505
Suez SA (France)	345,500	19,868,311
Total SA:
Series B	266,400	21,573,072
sponsored ADR	47,400	3,838,452
Veolia Environnement	473,600	37,195,503
Veolia Environnement rights 6/27/07 (a)	459,800	647,963
Vinci SA	364,800	27,391,603
Vivendi Universal SA	447,100	19,308,905
TOTAL FRANCE		473,454,087
Germany - 12.3%
Aareal Bank AG	169,511	8,855,465
Allianz AG (Reg.)	122,300	28,459,210
BASF AG	34,500	4,509,495
Bayer AG	285,700	21,513,210
Bayerische Motoren Werke AG (BMW)	182,200	11,838,761
Beiersdorf AG	306,100	21,890,330
Commerzbank AG	447,200	21,479,985
DaimlerChrysler AG	146,900	13,507,455
DaimlerChrysler AG (Reg.)	158,400	14,564,880
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	138,800	$ 15,732,598
Deutsche Postbank AG	101,500	8,938,672
Deutsche Telekom AG sponsored ADR (d)	148,200	2,728,362
Deutz AG (a)	337,063	4,388,462
E.ON AG	287,644	48,013,536
ESCADA AG (a)	241,821	10,620,254
GFK AG	111,269	5,493,577
Henkel KGaA	282,177	13,515,383
Hochtief AG	37,000	4,040,616
IVG Immobilien AG	68,700	2,689,870
Lanxess AG	244,300	13,681,702
MAN AG	63,400	9,160,602
Metro AG	183,400	15,260,170
MLP AG	980,300	18,906,017
MPC Muenchmeyer Petersen Capital AG (d)	50,800	5,214,894
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	49,700	9,160,681
Q-Cells AG	89,000	7,731,852
SAP AG sponsored ADR (d)	93,000	4,749,510
SGL Carbon AG (a)	559,300	23,276,416
Siemens AG sponsored ADR	430,400	61,573,024
Wincor Nixdorf AG	152,600	14,209,184
TOTAL GERMANY		445,704,173
Hong Kong - 0.5%
China Overseas Land & Investment Ltd.	3,416,000	5,329,855
China Unicom Ltd.	6,226,000	10,727,398
Dynasty Fine Wines Group Ltd.	8,168,000	3,332,300
TOTAL HONG KONG		19,389,553
India - 0.1%
IVRCL Infrastructures & Projects Ltd.	340,000	3,017,002
Power Finance Corp. Ltd.	11,522	42,051
TOTAL INDIA		3,059,053
Ireland - 0.6%
Allied Irish Banks PLC	432,200	11,876,856
Irish Life & Permanent PLC	399,400	10,102,841
TOTAL IRELAND		21,979,697
Italy - 3.5%
Alleanza Assicurazioni SpA (d)	899,500	11,784,270
Assicurazioni Generali SpA	376,200	15,152,277
Azimut Holdings SpA	518,100	8,913,610
Edison SpA	2,366,800	7,636,493
ENI SpA (d)	698,686	25,274,966
Intesa Sanpaolo SpA	1,556,700	11,650,813
Lottomatica SpA	155,800	6,222,470
Mariella Burani Fashion Group SpA	105,600	3,698,745

	Shares	Value
Unicredito Italiano SpA (d)	2,840,000	$ 25,479,596
Unione di Banche Italiane Scpa	438,500	11,185,645
TOTAL ITALY		126,998,885
Japan - 17.4%
Canon, Inc.	555,000	32,545,199
Chugai Pharmaceutical Co. Ltd.	324,900	5,843,240
Daiwa Securities Group, Inc.	1,038,000	11,066,044
Fujifilm Holdings Corp.	294,000	13,118,279
Honda Motor Co. Ltd.	97,400	3,534,646
Ibiden Co. Ltd.	150,600	9,733,485
Japan Tobacco, Inc.	2,097	10,352,192
KDDI Corp.	1,275	9,451,729
Kinden Corp.	661,000	5,742,692
Konica Minolta Holdings, Inc.	646,500	9,548,420
Matsui Securities Co. Ltd. (d)	659,000	5,901,892
Millea Holdings, Inc.	329,580	13,540,717
Mitsubishi Estate Co. Ltd.	863,000	23,473,935
Mitsubishi UFJ Financial Group, Inc.	1,175	12,948,499
Mitsui & Co. Ltd.	384,000	7,654,433
Mitsui Fudosan Co. Ltd.	484,000	13,597,271
Mizuho Financial Group, Inc.	5,147	35,647,863
Murata Manufacturing Co. Ltd.	162,100	12,227,257
Nafco Co. Ltd.	147,900	4,287,130
Namco Bandai Holdings, Inc.	334,100	5,278,975
NGK Insulators Ltd.	227,000	5,584,686
Nidec Corp. (d)	152,100	8,941,247
Nintendo Co. Ltd.	130,800	47,977,438
Nippon Steel Corp.	1,308,000	9,218,447
Nomura Holdings, Inc.	939,300	18,241,205
NSK Ltd.	1,575,000	16,317,797
NTT DoCoMo, Inc.	11,822	18,678,759
Organo Corp.	291,000	5,812,439
ORIX Corp.	70,730	18,635,827
Point, Inc. (d)	125,450	7,445,920
SHIMIZU Corp.	962,000	5,584,849
Sompo Japan Insurance, Inc.	517,000	6,334,467
Sony Corp.	98,600	5,065,082
Sony Corp. sponsored ADR	104,300	5,357,891
Stanley Electric Co. Ltd.	351,500	7,648,749
Sumco Corp.	209,600	10,534,459
Sumitomo Forestry Co. Ltd.	581,000	5,627,907
Sumitomo Metal Industries Ltd.	1,829,000	10,781,536
Sumitomo Mitsui Financial Group, Inc.	1,654	15,444,137
Sumitomo Trust & Banking Co. Ltd.	1,511,600	14,421,321
T&D Holdings, Inc.	368,850	24,947,389
Takeda Pharamaceutical Co. Ltd.	299,100	19,331,243
Tokuyama Corp.	565,000	7,367,570
Tokyo Electric Power Co.	115,000	3,697,629
Toyota Motor Corp.	987,700	62,165,836
USS Co. Ltd.	128,860	8,213,308
Yahoo! Japan Corp.	17,317	5,884,349
Common Stocks - continued
	Shares	Value
Japan - continued
Yamaguchi Financial Group, Inc.	369,000	$ 4,503,142
Yamaha Motor Co. Ltd.	161,600	4,697,369
TOTAL JAPAN		629,955,896
Korea (South) - 0.4%
Doosan Heavy Industries & Construction Co. Ltd.	64,150	6,152,180
Samsung Fire & Marine Insurance Co. Ltd.	37,770	7,277,222
TOTAL KOREA (SOUTH)		13,429,402
Luxembourg - 0.3%
SES SA FDR unit	562,747	12,185,949
Malaysia - 0.6%
DiGi.com BHD	1,196,100	7,968,226
Gamuda BHD	5,982,300	13,948,592
TOTAL MALAYSIA		21,916,818
Netherlands - 4.0%
ABN-AMRO Holding NV	306,776	14,087,154
ABN-AMRO Holding NV sponsored ADR	320,440	14,714,605
Arcelor Mittal	71,400	4,455,360
Arcelor Mittal Class A (d)	206,000	12,983,735
Heineken NV (Bearer)	202,900	11,869,650
ING Groep NV (Certificaten Van Aandelen)	82,624	3,632,977
Koninklijke Ahold NV sponsored ADR (a)	1,164,200	14,575,784
Koninklijke Numico NV	219,500	11,446,157
Koninklijke Philips Electronics NV (NY Shares)	640,500	27,105,960
SBM Offshore NV	516,900	19,797,901
TNT NV	204,400	9,247,907
TOTAL NETHERLANDS		143,917,190
Norway - 1.3%
Acta Holding ASA	1,444,500	7,593,349
Aker Kvaerner ASA	712,400	18,120,464
Marine Harvest ASA (a)	5,198,000	5,658,814
Schibsted ASA (B Shares)	151,500	6,936,343
Statoil ASA	264,000	8,214,746
TOTAL NORWAY		46,523,716
Panama - 0.6%
McDermott International, Inc. (a)	251,700	20,921,304
Portugal - 0.2%
Energias de Portugal SA	1,342,900	7,433,497
South Africa - 0.6%
Growthpoint Properties Ltd.	3,662,800	7,696,047
Impala Platinum Holdings Ltd.	195,400	5,971,815
JSE Ltd.	786,800	8,894,861
TOTAL SOUTH AFRICA		22,562,723

	Shares	Value
Spain - 1.6%
Altadis SA (Spain)	164,500	$ 10,953,608
Banco Santander Central Hispano SA	861,600	15,836,208
Telefonica SA	1,359,680	30,257,412
TOTAL SPAIN		57,047,228
Sweden - 1.9%
Scania AB (B Shares)	922,100	22,650,057
Skandinaviska Enskilda Banken AB (A Shares)	354,600	11,509,957
Svenska Cellulosa AB (SCA) (B Shares)	510,900	8,590,447
Swedish Match Co.	712,800	13,809,106
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	298,900	11,923,121
TOTAL SWEDEN		68,482,688
Switzerland - 6.2%
ABB Ltd.:
(Reg.)	2,148,790	48,900,100
sponsored ADR	1,015,900	22,959,340
Actelion Ltd. (Reg.) (a)	100,260	4,485,273
Compagnie Financiere Richemont unit	282,272	16,983,458
Credit Suisse Group (Reg.)	55,387	3,930,262
EFG International	177,230	8,182,525
Nestle SA (Reg.)	66,014	25,256,956
Nobel Biocare Holding AG (Switzerland)	28,316	9,283,364
Phonak Holding AG	82,458	7,425,000
Roche Holding AG (participation certificate)	248,861	44,272,372
Schindler Holding AG (Reg.)	106,251	7,175,596
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	15,375	18,274,804
UBS AG (Reg.)	119,804	7,189,438
TOTAL SWITZERLAND		224,318,488
Taiwan - 0.3%
PixArt Imaging, Inc.	416,000	6,238,729
Shin Kong Financial Holding Co. Ltd.	4,909,000	5,735,163
TOTAL TAIWAN		11,973,892
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	734,100	2,593,317
Krung Thai Bank Public Co. Ltd.	7,727,000	2,662,554
Siam Commercial Bank PCL (For. Reg.)	1,232,000	2,604,199
TOTAL THAILAND		7,860,070
United Kingdom - 19.9%
Aegis Group PLC	2,734,700	7,550,883
Anglo American PLC:
ADR	187,400	5,498,316
(United Kingdom)	348,800	20,627,524
AstraZeneca PLC (United Kingdom)	203,800	10,899,224
Barclays PLC	818,100	11,410,450
Benfield Group PLC	998,400	6,480,797
BG Group PLC	1,615,700	26,653,462
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BHP Billiton PLC	745,995	$ 20,822,653
BlueBay Asset Management	358,400	3,562,530
BP PLC	4,134,006	49,704,533
BP PLC sponsored ADR	50,700	3,657,498
British Land Co. PLC	261,500	7,036,583
BT Group PLC	273,600	1,821,629
BT Group PLC sponsored ADR	108,500	7,223,930
Burberry Group PLC	675,700	9,321,719
Cadbury Schweppes PLC sponsored ADR	195,500	10,615,650
Climate Exchange PLC (a)	110,500	4,105,058
Clipper Windpower PLC (a)	281,500	4,742,700
Diageo PLC	1,191,200	24,809,718
GlaxoSmithKline PLC	487,400	12,762,569
Gyrus Group PLC (a)	1,486,200	14,094,009
HBOS plc	513,100	10,154,159
HSBC Holdings PLC:
(Hong Kong) (Reg.)	382,000	7,011,228
(United Kingdom) (Reg.)	561,626	10,308,084
sponsored ADR (d)	225,800	20,721,666
Imperial Tobacco Group PLC sponsored ADR	11,400	1,051,422
Informa PLC	571,800	6,401,391
InterContinental Hotel Group PLC	242,469	6,057,061
International Power PLC	2,314,700	19,963,800
Intertek Group PLC	192,300	3,799,791
Investec PLC	948,500	12,247,111
Jardine Lloyd Thompson Group PLC (d)	1,809,273	15,086,868
Man Group plc	3,349,100	40,957,246
Marks & Spencer Group PLC	1,331,500	16,791,371
Mothercare PLC	652,300	5,043,052
Prudential PLC	1,654,700	23,724,814
Reed Elsevier PLC	2,580,000	33,494,505
Reuters Group PLC	1,565,600	19,478,673
Rio Tinto PLC (Reg.)	187,306	14,334,528
Royal Bank of Scotland Group PLC	1,594,500	20,268,125
Royal Dutch Shell PLC:
Class A sponsored ADR	317,800	25,805,360
Class A (United Kingdom)	419,400	17,130,290
Class B	153,800	6,409,615
RPS Group PLC	1,075,400	7,569,085
SSL International PLC	412,400	3,616,903
Taylor Nelson Sofres PLC	3,766,900	17,927,419
Tesco PLC	3,492,000	29,682,000
Vodafone Group PLC	14,903,962	50,122,024
Xstrata PLC	140,400	8,421,465
TOTAL UNITED KINGDOM		716,980,491

	Shares	Value
United States of America - 0.8%
Calgon Carbon Corp. (a)(d)	648,700	$ 7,524,920
Fluor Corp.	54,500	6,069,665
Fuel Tech, Inc. (a)	379,100	12,984,175
Hypercom Corp. (a)	171,800	1,015,338
TOTAL UNITED STATES OF AMERICA		27,594,098
TOTAL COMMON STOCKS (Cost $2,682,050,470)		3,557,122,962
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Porsche AG (Cost $7,685,783)	6,855	12,264,930
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 5.32% (b)	25,811,817	25,811,817
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	180,897,849	180,897,849
TOTAL MONEY MARKET FUNDS (Cost $206,709,666)		206,709,666
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $2,896,445,919)		3,776,097,558
NET OTHER ASSETS - (4.6)%		(165,145,034)
NET ASSETS - 100%		$ 3,610,952,524
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,511,592
Fidelity Securities Lending Cash Central Fund	2,854,547
Total	$ 4,366,139

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

VIP Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $174,403,486) - See accompanying schedule: Unaffiliated issuers (cost $2,689,736,253)	$ 3,569,387,892
Fidelity Central Funds (cost $206,709,666)	206,709,666
Total Investments (cost $2,896,445,919)		$ 3,776,097,558
Foreign currency held at value (cost $580)		580
Receivable for investments sold		25,290,742
Receivable for fund shares sold		951,339
Dividends receivable		8,173,517
Distributions receivable from Fidelity Central Funds		416,375
Prepaid expenses		6,749
Other receivables		494,144
Total assets		3,811,431,004

Liabilities
Payable for investments purchased
Regular delivery	$ 10,804,988
Delayed delivery	939,189
Payable for fund shares redeemed	4,704,424
Accrued management fee	2,132,136
Distribution fees payable	227,360
Other affiliated payables	343,805
Other payables and accrued expenses	428,729
Collateral on securities loaned, at value	180,897,849
Total liabilities		200,478,480

Net Assets		$ 3,610,952,524
Net Assets consist of:
Paid in capital		$ 2,523,183,680
Undistributed net investment income		40,810,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		167,322,843
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		879,635,320
Net Assets		$ 3,610,952,524

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,751,739,462 ÷ 70,546,284 shares)	$ 24.83

Service Class: Net Asset Value, offering price and redemption price per share ($381,238,838 ÷ 15,419,884 shares)	$ 24.72

Service Class 2: Net Asset Value, offering price and redemption price per share ($791,795,314 ÷ 32,177,207 shares)	$ 24.61

Initial Class R: Net Asset Value, offering price and redemption price per share ($272,258,907 ÷ 10,984,959 shares)	$ 24.78

Service Class R: Net Asset Value, offering price and redemption price per share ($143,435,107 ÷ 5,808,993 shares)	$ 24.69

Service Class 2R: Net Asset Value, offering price and redemption price per share ($83,288,688 ÷ 3,406,423 shares)	$ 24.45

Investor Class R: Net Asset Value, offering price and redemption price per share ($187,196,208 ÷ 7,557,294 shares)	$ 24.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Overseas Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 57,257,458
Interest		10,812
Income from Fidelity Central Funds (including $2,854,547 from security lending)		4,366,139
		61,634,409
Less foreign taxes withheld		(5,727,766)
Total income		55,906,643

Expenses
Management fee	$ 12,116,525
Transfer agent fees	1,233,731
Distribution fees	1,283,611
Accounting and security lending fees	745,085
Custodian fees and expenses	346,981
Independent trustees' compensation	5,195
Appreciation in deferred trustee compensation account	261
Audit	42,467
Legal	14,073
Interest	3,030
Miscellaneous	104,074
Total expenses before reductions	15,895,033
Expense reductions	(598,613)	15,296,420
Net investment income (loss)		40,610,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $496,271)	181,844,116
Foreign currency transactions	(220,292)
Total net realized gain (loss)		181,623,824
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $405,412)	194,281,096
Assets and liabilities in foreign currencies	(31,487)
Total change in net unrealized appreciation (depreciation)		194,249,609
Net gain (loss)		375,873,433
Net increase (decrease) in net assets resulting from operations		$ 416,483,656

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,610,223	$ 50,744,506
Net realized gain (loss)	181,623,824	381,220,762
Change in net unrealized appreciation (depreciation)	194,249,609	68,425,980
Net increase (decrease) in net assets resulting from operations	416,483,656	500,391,248
Distributions to shareholders from net investment income	(49,430,723)	(24,249,132)
Distributions to shareholders from net realized gain	(225,173,068)	(17,825,284)
Total distributions	(274,603,791)	(42,074,416)
Share transactions - net increase (decrease)	213,248,175	37,019,715
Redemption fees	68,916	70,975
Total increase (decrease) in net assets	355,196,956	495,407,522

Net Assets
Beginning of period	3,255,755,568	2,760,348,046
End of period (including undistributed net investment income of $40,810,681 and undistributed net investment income of $50,264,705, respectively)	$ 3,610,952,524	$ 3,255,755,568

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98	$ 13.88
Income from Investment Operations
Net investment income (loss) E	.29	.38	.20	.13	.11	.10
Net realized and unrealized gain (loss)	2.62	3.30	3.10	1.97	4.60	(2.90)
Total from investment operations	2.91	3.68	3.30	2.10	4.71	(2.80)
Distributions from net investment income	(.38)	(.19)	(.12)	(.18)	(.10)	(.10)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.04)	(.32)	(.21)	(.18)	(.10)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.83	$ 23.96	$ 20.60	$ 17.51	$ 15.59	$ 10.98
Total Return B, C, D	13.06%	18.09%	19.06%	13.57%	43.37%	(20.28)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.85% A	.88%	.89%	.91%	.90%	.90%
Expenses net of fee waivers, if any	.85%A	.88%	.89%	.91%	.90%	.90%
Expenses net of all reductions	.82%A	.81%	.82%	.87%	.86%	.86%
Net investment income (loss)	2.46%A	1.76%	1.11%	.80%	.87%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751,739	$ 1,624,901	$ 1,549,179	$ 1,491,485	$ 1,436,137	$ 1,031,489
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94	$ 13.83
Income from Investment Operations
Net investment income (loss) E	.28	.36	.18	.11	.09	.09
Net realized and unrealized gain (loss)	2.60	3.28	3.09	1.97	4.59	(2.89)
Total from investment operations	2.88	3.64	3.27	2.08	4.68	(2.80)
Distributions from net investment income	(.36)	(.17)	(.10)	(.17)	(.09)	(.09)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.02)	(.30)	(.19)	(.17)	(.09)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.72	$ 23.86	$ 20.52	$ 17.44	$ 15.53	$ 10.94
Total Return B, C, D	12.96%	17.95%	18.97%	13.49%	43.20%	(20.34)%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.98%	.99%	1.01%	1.00%	1.00%
Expenses net of fee waivers, if any	.95%A	.98%	.99%	1.01%	1.00%	1.00%
Expenses net of all reductions	.92%A	.91%	.92%	.97%	.96%	.96%
Net investment income (loss)	2.36%A	1.66%	1.02%	.69%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 381,239	$ 362,060	$ 329,759	$ 322,649	$ 246,632	$ 177,322
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90	$ 13.81
Income from Investment Operations
Net investment income (loss) E	.26	.33	.14	.08	.08	.07
Net realized and unrealized gain (loss)	2.59	3.27	3.08	1.97	4.58	(2.88)
Total from investment operations	2.85	3.60	3.22	2.05	4.66	(2.81)
Distributions from net investment income	(.33)	(.15)	(.09)	(.16)	(.06)	(.10)
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(1.99)	(.28)	(.18)	(.16)	(.06)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.61	$ 23.75	$ 20.43	$ 17.39	$ 15.50	$ 10.90
Total Return B, C, D	12.90%	17.83%	18.72%	13.31%	43.04%	(20.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.13%	1.14%	1.16%	1.16%	1.16%
Expenses net of fee waivers, if any	1.10%A	1.13%	1.14%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.07%A	1.06%	1.07%	1.12%	1.12%	1.12%
Net investment income (loss)	2.21%A	1.51%	.79%	.54%	.61%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 791,795	$ 703,421	$ 502,801	$ 319,708	$ 140,822	$ 47,824
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.29	.38	.19	.12	.11	.06
Net realized and unrealized gain (loss)	2.61	3.29	3.10	1.98	4.59	(3.13)
Total from investment operations	2.90	3.67	3.29	2.10	4.70	(3.07)
Distributions from net investment income	(.38)	(.19)	(.12)	(.18)	(.11)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.04)	(.32)	(.21)	(.18)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 23.92	$ 20.57	$ 17.49	$ 15.57	$ 10.98
Total Return B, C, D	13.04%	18.08%	19.05%	13.59%	43.32%	(21.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.88%	.89%	.91%	.90%	.91% A
Expenses net of fee waivers, if any	.85% A	.88%	.89%	.91%	.90%	.91% A
Expenses net of all reductions	.82% A	.81%	.82%	.87%	.86%	.87% A
Net investment income (loss)	2.46% A	1.76%	1.08%	.79%	.87%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 272,259	$ 240,693	$ 184,245	$ 132,064	$ 39,466	$ 15,649
Portfolio turnover rate G	67% A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.28	.36	.17	.11	.10	.05
Net realized and unrealized gain (loss)	2.60	3.27	3.09	1.97	4.58	(3.12)
Total from investment operations	2.88	3.63	3.26	2.08	4.68	(3.07)
Distributions from net investment income	(.36)	(.17)	(.10)	(.17)	(.10)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(2.02)	(.30)	(.19)	(.17)	(.10)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.69	$ 23.83	$ 20.50	$ 17.43	$ 15.52	$ 10.94
Total Return B, C, D	12.98%	17.95%	18.92%	13.50%	43.25%	(21.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	.95% A	.98%	.99%	1.01%	1.00%	1.01%A
Expenses net of fee waivers, if any	.95%A	.98%	.99%	1.01%	1.00%	1.01%A
Expenses net of all reductions	.91%A	.91%	.92%	.96%	.96%	.97%A
Net investment income (loss)	2.36%A	1.66%	.96%	.70%	.77%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,435	$ 133,934	$ 115,449	$ 86,509	$ 56,141	$ 17,997
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.26	.32	.14	.08	.08	.04
Net realized and unrealized gain (loss)	2.57	3.26	3.07	1.96	4.55	(3.10)
Total from investment operations	2.83	3.58	3.21	2.04	4.63	(3.06)
Distributions from net investment income	(.33)	(.16)	(.10)	(.16)	(.11)	-
Distributions from net realized gain	(1.66)	(.13)	(.09)	-	-	-
Total distributions	(1.99)	(.29)	(.19)	(.16)	(.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 24.45	$ 23.61	$ 20.32	$ 17.30	$ 15.42	$ 10.90
Total Return B, C, D	12.89%	17.81%	18.74%	13.32%	43.00%	(21.92)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.13%	1.14%	1.16%	1.15%	1.17%A
Expenses net of fee waivers, if any	1.10%A	1.13%	1.14%	1.16%	1.15%	1.17%A
Expenses net of all reductions	1.06%A	1.06%	1.07%	1.11%	1.11%	1.14%A
Net investment income (loss)	2.21%A	1.51%	.77%	.55%	.62%	.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,289	$ 68,729	$ 49,373	$ 27,562	$ 7,072	$ 1,616
Portfolio turnover rate G	67%A	123%	92%	84%	99%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.28	.36	.02
Net realized and unrealized gain (loss)	2.61	3.29	2.88
Total from investment operations	2.89	3.65	2.90
Distributions from net investment income	(.37)	(.20)	-
Distributions from net realized gain	(1.66)	(.13)	-
Total distributions	(2.03)	(.33)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 24.77	$ 23.91	$ 20.59
Total Return B, C, D	12.98%	17.94%	16.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	1.01%	1.07%A
Expenses net of fee waivers, if any	.97%A	1.01%	1.07%A
Expenses net of all reductions	.93%A	.93%	1.00%A
Net investment income (loss)	2.34%A	1.64%	.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,196	$ 122,018	$ 29,544
Portfolio turnover rate G	67%A	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 914,006,481
Unrealized depreciation	(45,949,787)
Net unrealized appreciation (depreciation)	$ 868,056,694
Cost for federal income tax purposes	$ 2,908,040,864

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VIP Overseas Portfolio

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,922,171 and $1,121,242,117, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 184,910
Service Class 2	935,642
Service Class R	68,896
Service Class 2R	94,163
$ 1,283,611

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 566,191
Service Class	124,133
Service Class 2	250,830
Initial Class R	84,601
Service Class R	45,373
Service Class 2R	24,814
Investor Class R	137,789
$ 1,233,731

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,058,000	5.39%	$ 3,030

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,923 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $597,901 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 37% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

VIP Overseas Portfolio

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 25,431,971	$ 14,091,669
Service Class	5,409,408	2,672,527
Service Class 2	9,802,828	3,822,324
Initial Class R	3,839,776	1,834,008
Service Class R	1,972,019	1,035,719
Service Class 2R	967,743	404,891
Investor Class R	2,006,978	387,994
Total	$ 49,430,723	$ 24,249,132
From net realized gain
Initial Class	$ 111,097,557	$ 9,796,346
Service Class	25,082,728	2,080,411
Service Class 2	49,162,218	3,312,681
Initial Class R	16,729,732	1,261,487
Service Class R	9,169,613	778,286
Service Class 2R	4,853,334	337,410
Investor Class R	9,077,886	258,663
Total	$ 225,173,068	$ 17,825,284

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	5,229,543	8,304,320	$ 125,210,951	$ 179,677,212
Reinvestment of distributions	6,089,631	1,151,230	136,529,528	23,888,014
Shares redeemed	(8,578,172)	(16,836,811)	(203,711,642)	(368,119,935)
Net increase (decrease)	2,741,002	(7,381,261)	$ 58,028,837	$ (164,554,709)
Service Class
Shares sold	676,533	1,974,850	$ 15,991,368	$ 42,447,696
Reinvestment of distributions	1,364,912	229,833	30,492,136	4,752,938
Shares redeemed	(1,796,920)	(3,102,957)	(41,922,832)	(67,340,790)
Net increase (decrease)	244,525	(898,274)	$ 4,560,672	$ (20,140,156)
Service Class 2
Shares sold	2,617,756	7,511,166	$ 61,815,624	$ 162,864,891
Reinvestment of distributions	2,651,306	346,191	58,965,046	7,135,005
Shares redeemed	(2,714,635)	(2,840,731)	(64,623,521)	(60,833,342)
Net increase (decrease)	2,554,427	5,016,626	$ 56,157,149	$ 109,166,554
Initial Class R
Shares sold	881,664	2,772,603	$ 21,158,596	$ 60,021,525
Reinvestment of distributions	919,102	149,396	20,569,507	3,095,495
Shares redeemed	(876,667)	(1,817,333)	(20,221,140)	(39,551,862)
Net increase (decrease)	924,099	1,104,666	$ 21,506,963	$ 23,565,158
Service Class R
Shares sold	578,478	1,190,213	$ 13,642,280	$ 25,640,889
Reinvestment of distributions	499,401	87,845	11,141,632	1,814,005
Shares redeemed	(889,601)	(1,290,192)	(20,798,542)	(28,107,366)
Net increase (decrease)	188,278	(12,134)	$ 3,985,370	$ (652,472)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Service Class 2R
Shares sold	467,283	904,989	$ 10,912,316	$ 19,265,401
Reinvestment of distributions	263,397	36,227	5,821,077	742,301
Shares redeemed	(235,639)	(459,435)	(5,553,265)	(9,806,715)
Net increase (decrease)	495,041	481,781	$ 11,180,128	$ 10,200,987
Investor Class R
Shares sold	2,159,373	3,992,909	$ 51,463,803	$ 86,366,168
Reinvestment of distributions	495,302	31,194	11,084,864	646,657
Shares redeemed	(200,577)	(355,662)	(4,719,611)	(7,578,472)
Net increase (decrease)	2,454,098	3,668,441	$ 57,829,056	$ 79,434,353

VIP Overseas Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0807
1.774855.105

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Value Portfolio

VIP Value Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,112.60	$ 4.24
Hypothetical A	$ 1,000.00	$ 1,020.78	$ 4.06
Service Class
Actual	$ 1,000.00	$ 1,111.50	$ 4.71
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2
Actual	$ 1,000.00	$ 1,111.60	$ 5.60
Hypothetical A	$ 1,000.00	$ 1,019.49	$ 5.36
Investor Class
Actual	$ 1,000.00	$ 1,112.10	$ 4.82
Hypothetical A	$ 1,000.00	$ 1,020.23	$ 4.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.81%
Service Class	.90%
Service Class 2	1.07%
Investor Class	.92%

Semiannual Report

VIP Value Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Owens-Illinois, Inc.	1.3	0.9
Xerox Corp.	1.2	1.5
National Oilwell Varco, Inc.	1.1	0.8
Tyco International Ltd.	1.1	1.3
AT&T, Inc.	1.0	0.5
Agilent Technologies, Inc.	1.0	1.0
Avon Products, Inc.	1.0	1.1
Eastman Kodak Co.	0.9	0.7
The Stanley Works	0.9	0.9
National Semiconductor Corp.	0.9	0.7
	10.4
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	19.5
Consumer Discretionary	18.1	19.4
Financials	14.1	15.1
Industrials	10.1	7.3
Energy	10.0	7.5
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 97.3%		Stocks 97.6%
	Bonds 0.0%		Bonds 0.1%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	8.7%	** Foreign investments	10.3%

VIP Value Portfolio

VIP Value Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.2%
Gentex Corp.	13,740	$ 270,541
Automobiles - 1.1%
Ford Motor Co.	7,700	72,534
Monaco Coach Corp.	2,231	32,015
Nissan Motor Co. Ltd.	15,600	167,232
Renault SA	5,500	887,363
Winnebago Industries, Inc.	11,453	338,093
		1,497,237
Diversified Consumer Services - 0.4%
H&R Block, Inc.	20,100	469,737
Service Corp. International	8,400	107,352
		577,089
Hotels, Restaurants & Leisure - 2.6%
Aristocrat Leisure Ltd.	11,642	141,858
Brinker International, Inc.	20,500	600,035
Carnival Corp. unit	17,500	853,475
Gaylord Entertainment Co. (a)	1,900	101,916
Rare Hospitality International, Inc. (a)	12,835	343,593
Royal Caribbean Cruises Ltd.	26,800	1,151,864
WMS Industries, Inc. (a)	12,600	363,636
		3,556,377
Household Durables - 3.0%
Beazer Homes USA, Inc.	900	22,203
Black & Decker Corp.	7,200	635,832
Ethan Allen Interiors, Inc.	9,643	330,273
La-Z-Boy, Inc.	9,900	113,454
Leggett & Platt, Inc.	34,100	751,905
Samson Holding Ltd.	6,000	3,108
Sealy Corp., Inc.	16,800	277,536
The Stanley Works	19,200	1,165,440
Whirlpool Corp.	6,300	700,560
		4,000,311
Leisure Equipment & Products - 2.1%
Brunswick Corp.	30,800	1,005,004
Eastman Kodak Co.	45,700	1,271,831
Polaris Industries, Inc.	11,100	601,176
		2,878,011
Media - 3.3%
Cinemark Holdings, Inc.	11,100	198,579
E.W. Scripps Co. Class A	14,800	676,212
Gannett Co., Inc.	14,100	774,795
Getty Images, Inc. (a)	16,204	774,713
Live Nation, Inc. (a)	10,500	234,990
Martha Stewart Living Omnimedia, Inc. Class A	4,859	83,575
Omnicom Group, Inc.	8,200	433,944
R.H. Donnelley Corp.	10,300	780,534

	Shares	Value
Regal Entertainment Group Class A	16,664	$ 365,442
Time Warner, Inc.	1,300	27,352
Valassis Communications, Inc. (a)	7,954	136,729
		4,486,865
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	23,400	803,088
Retail Ventures, Inc. (a)	6,010	96,941
Sears Holdings Corp. (a)	1,000	169,500
Tuesday Morning Corp.	4,602	56,881
		1,126,410
Specialty Retail - 3.8%
AnnTaylor Stores Corp. (a)	1,300	46,046
AutoNation, Inc. (a)	5,100	114,444
AutoZone, Inc. (a)	1,300	177,606
Best Buy Co., Inc.	6,800	317,356
Circuit City Stores, Inc.	12,100	182,468
Gap, Inc.	36,300	693,330
Group 1 Automotive, Inc.	7,418	299,242
OfficeMax, Inc.	19,600	770,280
PETsMART, Inc.	22,800	739,860
Select Comfort Corp. (a)	9,766	158,405
Staples, Inc.	3,843	91,194
Tiffany & Co., Inc.	15,300	811,818
Williams-Sonoma, Inc.	25,400	802,132
		5,204,181
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	27,236	1,015,903
TOTAL CONSUMER DISCRETIONARY		24,612,925
CONSUMER STAPLES - 4.6%
Beverages - 0.4%
Cott Corp. (a)	18,300	265,588
SABMiller PLC	10,400	264,394
		529,982
Food & Staples Retailing - 1.0%
Rite Aid Corp. (a)	28,600	182,468
Sysco Corp.	30,500	1,006,195
Winn-Dixie Stores, Inc. (a)	7,279	213,275
		1,401,938
Food Products - 1.5%
Bunge Ltd.	7,900	667,550
Chiquita Brands International, Inc.	5,900	111,864
Leroy Seafood Group ASA	5,800	121,464
Marine Harvest ASA (a)	95,000	103,422
Ralcorp Holdings, Inc. (a)	7,703	411,725
Tyson Foods, Inc. Class A	26,200	603,648
		2,019,673
Household Products - 0.2%
Central Garden & Pet Co.	5,200	63,752
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,090	$ 47,976
Colgate-Palmolive Co.	2,900	188,065
		299,793
Personal Products - 1.0%
Avon Products, Inc.	34,800	1,278,900
Prestige Brands Holdings, Inc. (a)	3,500	45,430
		1,324,330
Tobacco - 0.5%
Altria Group, Inc.	7,070	495,890
British American Tobacco PLC	4,400	152,108
		647,998
TOTAL CONSUMER STAPLES		6,223,714
ENERGY - 10.0%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	5,500	462,715
Cameron International Corp. (a)	10,600	757,582
ENSCO International, Inc.	5,700	347,757
FMC Technologies, Inc. (a)	10,700	847,654
GlobalSantaFe Corp.	5,500	397,375
Halliburton Co.	15,100	520,950
Hanover Compressor Co. (a)	16,338	389,661
Hornbeck Offshore Services, Inc. (a)	763	29,574
Key Energy Services, Inc. (a)	17,400	322,422
National Oilwell Varco, Inc. (a)	14,800	1,542,752
Noble Corp.	4,000	390,080
Oceaneering International, Inc. (a)	1,880	98,963
Pride International, Inc. (a)	4,400	164,824
Smith International, Inc.	18,400	1,078,976
Superior Energy Services, Inc. (a)	7,700	307,384
Transocean, Inc. (a)	4,900	519,302
Weatherford International Ltd. (a)	10,700	591,068
		8,769,039
Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	13,700	476,760
Cabot Oil & Gas Corp.	10,200	376,176
Cheniere Energy Partners LP	2,300	44,850
Copano Energy LLC	3,141	134,026
EOG Resources, Inc.	5,000	365,300
EXCO Resources, Inc. (a)	8,200	143,008
Foundation Coal Holdings, Inc.	14,600	593,344
International Coal Group, Inc. (a)	1,300	7,774
Noble Energy, Inc.	3,800	237,082
Suncor Energy, Inc.	5,300	477,435
Ultra Petroleum Corp. (a)	6,100	336,964

	Shares	Value
Valero Energy Corp.	14,800	$ 1,093,128
Williams Companies, Inc.	16,600	524,892
		4,810,739
TOTAL ENERGY		13,579,778
FINANCIALS - 14.1%
Capital Markets - 1.2%
Ares Capital Corp.	8,882	149,662
Bank of New York Co., Inc.	1,900	78,736
Janus Capital Group, Inc.	2,200	61,248
Legg Mason, Inc.	5,400	531,252
Merrill Lynch & Co., Inc.	4,100	342,678
State Street Corp.	2,310	158,004
TD Ameritrade Holding Corp. (a)	13,300	266,000
		1,587,580
Commercial Banks - 1.8%
Appalachian Bancshares, Inc. (a)	846	14,594
Associated Banc-Corp.	2,551	83,418
Boston Private Financial Holdings, Inc.	4,600	123,602
Colonial Bancgroup, Inc.	3,500	87,395
Commerce Bancorp, Inc.	9,870	365,091
Popular, Inc.	4,600	73,922
U.S. Bancorp, Delaware	3,200	105,440
UCBH Holdings, Inc.	11,704	213,832
UnionBanCal Corp.	5,900	352,230
Wachovia Corp.	12,000	615,000
Zions Bancorp	5,300	407,623
		2,442,147
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	4,100	72,734
Capital One Financial Corp.	10,800	847,152
Cash America International, Inc.	3,684	146,071
		1,065,957
Diversified Financial Services - 0.7%
Bank of America Corp.	13,220	646,326
JPMorgan Chase & Co.	6,100	295,545
Maiden Holdings Ltd. (c)	4,900	49,000
		990,871
Insurance - 3.3%
AFLAC, Inc.	9,000	462,600
AMBAC Financial Group, Inc.	7,200	627,768
Genworth Financial, Inc. Class A (non-vtg.)	4,400	151,360
Marsh & McLennan Companies, Inc.	24,400	753,472
MBIA, Inc.	11,400	709,308
MetLife, Inc.	3,800	245,024
Montpelier Re Holdings Ltd.	2,000	37,080
National Financial Partners Corp.	5,700	263,967
Prudential Financial, Inc.	4,300	418,089
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	10,300	$ 551,050
Willis Group Holdings Ltd.	7,200	317,232
		4,536,950
Real Estate Investment Trusts - 3.7%
Alexandria Real Estate Equities, Inc.	2,600	251,732
American Campus Communities, Inc.	1,300	36,777
American Financial Realty Trust (SBI)	16,500	170,280
Annaly Capital Management, Inc.	10,800	155,736
BRE Properties, Inc. Class A	4,800	284,592
Developers Diversified Realty Corp.	6,600	347,886
Duke Realty LP	13,100	467,277
Education Realty Trust, Inc.	4,800	67,344
General Growth Properties, Inc.	15,223	806,058
GMH Communities Trust	4,500	43,605
Health Care Property Investors, Inc.	12,800	370,304
Highwoods Properties, Inc. (SBI)	1,600	60,000
Kimco Realty Corp.	7,700	293,139
Public Storage	5,400	414,828
Senior Housing Properties Trust (SBI)	900	18,315
Simon Property Group, Inc.	3,100	288,424
UDR, Inc.	11,600	305,080
Vornado Realty Trust	6,200	681,008
		5,062,385
Thrifts & Mortgage Finance - 2.6%
BankUnited Financial Corp. Class A	500	10,035
Countrywide Financial Corp.	14,100	512,535
Fannie Mae	17,000	1,110,610
Freddie Mac	14,900	904,430
Hudson City Bancorp, Inc.	25,100	306,722
New York Community Bancorp, Inc.	9,000	153,180
People's United Financial, Inc.	13,240	234,745
Radian Group, Inc.	6,848	369,792
		3,602,049
TOTAL FINANCIALS		19,287,939
HEALTH CARE - 8.0%
Biotechnology - 0.7%
Amgen, Inc. (a)	8,600	475,494
Cephalon, Inc. (a)	6,200	498,418
Molecular Insight Pharmaceuticals, Inc.	1,100	10,384
		984,296
Health Care Equipment & Supplies - 1.5%
American Medical Systems Holdings, Inc. (a)	5,100	92,004
Baxter International, Inc.	20,400	1,149,336
Becton, Dickinson & Co.	7,700	573,650
Wright Medical Group, Inc. (a)	9,100	219,492
		2,034,482

	Shares	Value
Health Care Providers & Services - 3.6%
Brookdale Senior Living, Inc.	6,250	$ 284,813
Community Health Systems, Inc. (a)	19,100	772,595
DaVita, Inc. (a)	12,000	646,560
Health Net, Inc. (a)	9,820	518,496
Humana, Inc. (a)	2,879	175,360
McKesson Corp.	14,100	840,924
Medco Health Solutions, Inc. (a)	7,500	584,925
Triad Hospitals, Inc. (a)	5,600	301,056
Universal Health Services, Inc. Class B	13,500	830,250
		4,954,979
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	7,800	402,636
Pharmaceuticals - 1.9%
Alpharma, Inc. Class A	16,800	436,968
Barr Pharmaceuticals, Inc. (a)	3,800	190,874
MGI Pharma, Inc. (a)	21,755	486,659
Schering-Plough Corp.	30,000	913,200
Teva Pharmaceutical Industries Ltd. sponsored ADR	13,000	536,250
		2,563,951
TOTAL HEALTH CARE		10,940,344
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	6,000	337,680
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	11,800	861,400
Airlines - 0.1%
Southwest Airlines Co.	6,100	90,951
Building Products - 0.7%
Masco Corp.	35,200	1,002,144
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	4,574	105,431
Allied Waste Industries, Inc. (a)	78,278	1,053,622
Cintas Corp.	16,208	639,081
Equifax, Inc.	4,339	192,738
The Brink's Co.	18,700	1,157,343
		3,148,215
Construction & Engineering - 1.0%
Fluor Corp.	9,400	1,046,878
Washington Group International, Inc. (a)	3,577	286,196
		1,333,074
Industrial Conglomerates - 1.1%
Tyco International Ltd.	44,100	1,490,139
Machinery - 2.5%
Albany International Corp. Class A	3,200	129,408
Briggs & Stratton Corp.	15,200	479,712
Bucyrus International, Inc. Class A	4,200	297,276
Deere & Co.	6,800	821,032
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Illinois Tool Works, Inc.	16,000	$ 867,040
Pentair, Inc.	17,300	667,261
Wabash National Corp.	7,900	115,577
		3,377,306
Road & Rail - 1.2%
Canadian National Railway Co.	5,300	269,664
Con-way, Inc.	8,900	447,136
CSX Corp.	1,000	45,080
Laidlaw International, Inc.	25,900	894,845
Ryder System, Inc.	600	32,280
		1,689,005
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	4,476	76,047
Williams Scotsman International, Inc. (a)	7,755	184,647
		260,694
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	5,300	219,844
TOTAL INDUSTRIALS		13,810,452
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.3%
Alcatel-Lucent SA sponsored ADR	48,821	683,494
Andrew Corp. (a)	17,900	258,476
Avocent Corp. (a)	14,129	409,882
Dycom Industries, Inc. (a)	23,500	704,530
Motorola, Inc.	35,900	635,430
Nortel Networks Corp. (a)	14,010	337,739
Powerwave Technologies, Inc. (a)	17,600	117,920
		3,147,471
Computers & Peripherals - 2.8%
Diebold, Inc.	7,800	407,160
Imation Corp.	3,600	132,696
Intermec, Inc. (a)	35,261	892,456
NCR Corp. (a)	4,800	252,192
Network Appliance, Inc. (a)	17,285	504,722
SanDisk Corp. (a)	9,600	469,824
Seagate Technology	42,100	916,517
Sun Microsystems, Inc. (a)	36,700	193,042
		3,768,609
Electronic Equipment & Instruments - 4.5%
Agilent Technologies, Inc. (a)	34,700	1,333,868
Arrow Electronics, Inc. (a)	17,700	680,211
Avnet, Inc. (a)	26,479	1,049,628
CDW Corp.	4,700	399,359
Flextronics International Ltd. (a)	98,700	1,065,960
Ingram Micro, Inc. Class A (a)	13,600	295,256
Itron, Inc. (a)	3,000	233,820
Jabil Circuit, Inc.	20,065	442,835

	Shares	Value
Molex, Inc.	20,300	$ 609,203
Tektronix, Inc.	1,300	43,862
		6,154,002
Internet Software & Services - 1.0%
Open Text Corp. (a)	1,100	24,101
ValueClick, Inc. (a)	10,100	297,546
VeriSign, Inc. (a)	11,500	364,895
Yahoo!, Inc. (a)	25,300	686,389
		1,372,931
IT Services - 1.2%
Mastercard, Inc. Class A	1,718	284,965
Perot Systems Corp. Class A (a)	12,142	206,900
Satyam Computer Services Ltd. sponsored ADR	9,800	242,648
The Western Union Co.	24,000	499,920
Unisys Corp. (a)	38,100	348,234
		1,582,667
Office Electronics - 1.2%
Xerox Corp. (a)	89,800	1,659,504
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	31,700	453,310
Applied Materials, Inc.	34,500	685,515
ASML Holding NV (NY Shares) (a)	27,300	749,385
Atmel Corp. (a)	22,000	122,320
Fairchild Semiconductor International, Inc. (a)	50,900	983,388
Integrated Device Technology, Inc. (a)	22,700	346,629
Intersil Corp. Class A	22,800	717,288
LSI Corp. (a)	18,100	135,931
Maxim Integrated Products, Inc.	9,200	307,372
MKS Instruments, Inc. (a)	9,600	265,920
National Semiconductor Corp.	41,100	1,161,897
Standard Microsystems Corp. (a)	7,654	262,838
		6,191,793
Software - 1.2%
Electronic Arts, Inc. (a)	10,794	510,772
Fair Isaac Corp.	7,300	292,876
Parametric Technology Corp. (a)	7,400	159,914
Quest Software, Inc. (a)	10,145	164,248
Symantec Corp. (a)	25,700	519,140
		1,646,950
TOTAL INFORMATION TECHNOLOGY		25,523,927
MATERIALS - 3.6%
Chemicals - 1.6%
Arkema sponsored ADR (a)	900	58,500
Celanese Corp. Class A	14,300	554,554
Chemtura Corp.	64,200	713,262
Cytec Industries, Inc.	3,800	242,326
Georgia Gulf Corp.	1,900	34,409
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
H.B. Fuller Co.	9,100	$ 271,999
Lubrizol Corp.	3,533	228,055
		2,103,105
Containers & Packaging - 1.3%
Owens-Illinois, Inc.	52,100	1,823,499
Metals & Mining - 0.7%
Alcan, Inc.	700	57,104
Alcoa, Inc.	14,000	567,420
Arcelor Mittal	1,200	74,880
Compass Minerals International, Inc.	6,143	212,916
Titanium Metals Corp.	3,100	98,890
		1,011,210
TOTAL MATERIALS		4,937,814
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	33,715	1,399,173
Cbeyond, Inc. (a)	1,300	50,063
NeuStar, Inc. Class A (a)	3,800	110,086
Telenor ASA sponsored ADR	4,600	271,400
Verizon Communications, Inc.	13,100	539,327
		2,370,049
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (a)	5,900	213,993
Dobson Communications Corp. Class A (a)	26,500	294,415
MTN Group Ltd.	5,400	73,654
Sprint Nextel Corp.	39,500	818,045
		1,400,107
TOTAL TELECOMMUNICATION SERVICES		3,770,156
UTILITIES - 7.2%
Electric Utilities - 3.9%
Allegheny Energy, Inc. (a)	11,800	610,532
American Electric Power Co., Inc.	13,100	590,024
DPL, Inc.	16,919	479,484
Edison International	12,200	684,664
Entergy Corp.	8,400	901,740
FirstEnergy Corp.	10,000	647,300
FPL Group, Inc.	7,600	431,224
PPL Corp.	12,100	566,159
Reliant Energy, Inc. (a)	16,507	444,864
		5,355,991

	Shares	Value
Gas Utilities - 0.6%
Energen Corp.	6,700	$ 368,098
Equitable Resources, Inc.	9,986	494,906
		863,004
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	14,100	308,508
Constellation Energy Group, Inc.	8,200	714,794
NRG Energy, Inc. (a)	21,200	881,284
TXU Corp.	12,500	841,250
		2,745,836
Multi-Utilities - 0.7%
CMS Energy Corp.	12,600	216,720
Public Service Enterprise Group, Inc.	8,000	702,240
		918,960
TOTAL UTILITIES		9,883,791
TOTAL COMMON STOCKS (Cost $120,997,380)		132,570,840
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75% (Cost $140,764)	3,800	160,550
Convertible Bonds - 0.0%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Ford Motor Co. 4.25% 12/15/36 (Cost $60,000)	$ 60,000	75,138
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b) (Cost $3,633,211)	3,633,211	$ 3,633,211
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $124,831,355)	136,439,739
NET OTHER ASSETS - 0.0%	(65,701)
NET ASSETS - 100%	$ 136,374,038
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132,909
Fidelity Securities Lending Cash Central Fund	1,219
Total	$ 134,128

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio

VIP Value Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $121,198,144)	$ 132,806,528
Fidelity Central Funds (cost $3,633,211)	3,633,211
Total Investments (cost $124,831,355)		$ 136,439,739
Foreign currency held at value (cost $79)		82
Receivable for investments sold		277,142
Receivable for fund shares sold		296,109
Dividends receivable		109,643
Interest receivable		105
Distributions receivable from Fidelity Central Funds		15,633
Prepaid expenses		62
Other receivables		118
Total assets		137,138,633

Liabilities
Payable for investments purchased	$ 591,419
Payable for fund shares redeemed	47,119
Accrued management fee	62,729
Distribution fees payable	2,736
Other affiliated payables	17,863
Other payables and accrued expenses	42,729
Total liabilities		764,595

Net Assets		$ 136,374,038
Net Assets consist of:
Paid in capital		$ 122,601,514
Undistributed net investment income		291,925
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,872,199
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,608,400
Net Assets		$ 136,374,038

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($56,747,318 ÷ 3,825,211 shares)	$ 14.84

Service Class: Net Asset Value, offering price and redemption price per share ($1,106,186 ÷ 74,825 shares)	$ 14.78

Service Class 2: Net Asset Value, offering price and redemption price per share ($12,781,034 ÷ 871,335 shares)	$ 14.67

Investor Class: Net Asset Value, offering price and redemption price per share ($65,739,500 ÷ 4,437,974 shares)	$ 14.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Value Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 638,562
Interest		1,720
Income from Fidelity Central Funds		134,128
Total income		774,410

Expenses
Management fee	$ 304,031
Transfer agent fees	71,777
Distribution fees	12,700
Accounting and security lending fees	21,350
Custodian fees and expenses	30,650
Independent trustees' compensation	152
Audit	27,892
Legal	140
Miscellaneous	13,447
Total expenses before reductions	482,139
Expense reductions	(477)	481,662
Net investment income (loss)		292,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,990,641
Foreign currency transactions	(77)
Total net realized gain (loss)		1,990,564
Change in net unrealized appreciation (depreciation) on: Investment securities	8,611,231
Assets and liabilities in foreign currencies	25
Total change in net unrealized appreciation (depreciation)		8,611,256
Net gain (loss)		10,601,820
Net increase (decrease) in net assets resulting from operations		$ 10,894,568

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 292,748	$ 618,705
Net realized gain (loss)	1,990,564	6,463,690
Change in net unrealized appreciation (depreciation)	8,611,256	1,104,515
Net increase (decrease) in net assets resulting from operations	10,894,568	8,186,910
Distributions to shareholders from net investment income	-	(679,326)
Distributions to shareholders from net realized gain	(5,957,043)	(399,094)
Total distributions	(5,957,043)	(1,078,420)
Share transactions - net increase (decrease)	49,960,533	38,361,583
Total increase (decrease) in net assets	54,898,058	45,470,073

Net Assets
Beginning of period	81,475,980	36,005,907
End of period (including undistributed net investment income of $291,925 and distributions in excess of net investment income of $823, respectively)	$ 136,374,038	$ 81,475,980

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 12.63	$ 11.97	$ 10.86	$ 8.12	$ 9.64
Income from Investment Operations
Net investment income (loss) E	.04	.16	.15	.14 H	.05	.03
Net realized and unrealized gain (loss)	1.51	1.70	.58	1.08	2.72	(1.54)
Total from investment operations	1.55	1.86	.73	1.22	2.77	(1.51)
Distributions from net investment income	-	(.13)	(.07)	(.11)	(.03)	(.01)
Distributions from net realized gain	(.99)	(.08)	-	-	-	-
Total distributions	(.99)	(.21)	(.07)	(.11)	(.03)	(.01)
Net asset value, end of period	$ 14.84	$ 14.28	$ 12.63	$ 11.97	$ 10.86	$ 8.12
Total Return B, C, D	11.26%	14.75%	6.09%	11.24%	34.16%	(15.66)%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	.88%	1.19%	2.65%	4.32%	3.60%
Expenses net of fee waivers, if any	.81% A	.85%	.85%	1.00%	1.28%	1.50%
Expenses net of all reductions	.81% A	.84%	.78%	.95%	1.22%	1.45%
Net investment income (loss)	.61% A	1.16%	1.21%	1.26%	.57%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,747	$ 35,416	$ 18,478	$ 583	$ 413	$ 261
Portfolio turnover rate G	38% A	263%	181%	155%	164%	192%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.24	$ 12.60	$ 11.93	$ 10.84	$ 8.12	$ 9.64
Income from Investment Operations
Net investment income (loss) E	.04	.14	.13	.13 H	.05	.02
Net realized and unrealized gain (loss)	1.49	1.69	.60	1.07	2.70	(1.53)
Total from investment operations	1.53	1.83	.73	1.20	2.75	(1.51)
Distributions from net investment income	-	(.11)	(.06)	(.11)	(.03)	(.01)
Distributions from net realized gain	(.99)	(.08)	-	-	-	-
Total distributions	(.99)	(.19)	(.06)	(.11)	(.03)	(.01)
Net asset value, end of period	$ 14.78	$ 14.24	$ 12.60	$ 11.93	$ 10.84	$ 8.12
Total Return B, C, D	11.15%	14.56%	6.08%	11.07%	33.91%	(15.66)%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.96%	1.60%	2.75%	4.35%	3.64%
Expenses net of fee waivers, if any	.90% A	.95%	.97%	1.10%	1.35%	1.60%
Expenses net of all reductions	.90% A	.94%	.90%	1.04%	1.29%	1.55%
Net investment income (loss)	.52% A	1.06%	1.09%	1.17%	.50%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,106	$ 1,017	$ 1,232	$ 1,225	$ 972	$ 803
Portfolio turnover rate G	38% A	263%	181%	155%	164%	192%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 12.53	$ 11.87	$ 10.80	$ 8.10	$ 9.64
Income from Investment Operations
Net investment income (loss) E	.03	.12	.11	.11 H	.03	.01
Net realized and unrealized gain (loss)	1.49	1.67	.59	1.07	2.70	(1.54)
Total from investment operations	1.52	1.79	.70	1.18	2.73	(1.53)
Distributions from net investment income	-	(.10)	(.04)	(.11)	(.03)	(.01)
Distributions from net realized gain	(.99)	(.08)	-	-	-	-
Total distributions	(.99)	(.18)	(.04)	(.11)	(.03)	(.01)
Net asset value, end of period	$ 14.67	$ 14.14	$ 12.53	$ 11.87	$ 10.80	$ 8.10
Total Return B, C, D	11.16%	14.32%	5.92%	10.93%	33.75%	(15.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.15%	1.76%	2.93%	4.50%	3.78%
Expenses net of fee waivers, if any	1.07% A	1.10%	1.11%	1.25%	1.51%	1.75%
Expenses net of all reductions	1.07% A	1.09%	1.05%	1.20%	1.45%	1.70%
Net investment income (loss)	.35% A	.91%	.94%	1.01%	.34%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,781	$ 7,803	$ 5,262	$ 3,575	$ 2,865	$ 1,698
Portfolio turnover rate G	38% A	263%	181%	155%	164%	192%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.26	$ 12.63	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.04	.14	.06
Net realized and unrealized gain (loss)	1.50	1.69	.40
Total from investment operations	1.54	1.83	.46
Distributions from net investment income	-	(.12)	(.06)
Distributions from net realized gain	(.99)	(.08)	-
Total distributions	(.99)	(.20)	(.06)
Net asset value, end of period	$ 14.81	$ 14.26	$ 12.63
Total Return B, C, D	11.21%	14.49%	3.77%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.99%	1.27% A
Expenses net of fee waivers, if any	.92% A	.99%	1.00% A
Expenses net of all reductions	.92% A	.98%	.93% A
Net investment income (loss)	.50% A	1.01%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,740	$ 37,239	$ 11,034
Portfolio turnover rate G	38% A	263%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service 2 Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,312,756
Unrealized depreciation	(2,780,084)
Net unrealized appreciation (depreciation)	$ 11,532,672
Cost for federal income tax purposes	$ 124,907,067

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

VIP Value Portfolio

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $62,215,539 and $19,528,514, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 541
Service Class 2	12,159
$ 12,700

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 18,456
Service Class	367
Service Class 2	4,560
Investor Class	48,394
$ 71,777

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $645 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $101 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,219.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $411 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $49.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the VIP Freedom Funds were the owners of record of approximately 35% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 55% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 318,535
Service Class	-	7,837
Service Class 2	-	54,899
Investor Class	-	298,055
Total	$ -	$ 679,326

VIP Value Portfolio

11. Distributions to Shareholders - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
From net realized gain
Initial Class	$ 2,581,953	$ 178,524
Service Class	70,143	6,106
Service Class 2	502,993	40,164
Investor Class	2,801,954	174,300
Total	$ 5,957,043	$ 399,094

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	1,562,490	1,717,374	$ 22,542,384	$ 23,109,773
Reinvestment of distributions	185,219	35,172	2,581,953	497,059
Shares redeemed	(403,196)	(734,411)	(5,884,829)	(9,841,607)
Net increase (decrease)	1,344,513	1,018,135	$ 19,239,508	$ 13,765,225
Service Class
Shares sold	1,330	4,080	$ 19,780	$ 54,164
Reinvestment of distributions	5,050	996	70,143	13,943
Shares redeemed	(2,998)	(31,433)	(44,083)	(416,806)
Net increase (decrease)	3,382	(26,357)	$ 45,840	$ (348,699)
Service Class 2
Shares sold	391,120	287,117	$ 5,568,480	$ 3,801,302
Reinvestment of distributions	36,475	6,799	502,993	95,063
Shares redeemed	(107,944)	(162,347)	(1,545,004)	(2,133,061)
Net increase (decrease)	319,651	131,569	$ 4,526,469	$ 1,763,304
Investor Class
Shares sold	1,833,606	2,184,810	$ 26,349,066	$ 29,121,152
Reinvestment of distributions	201,290	33,389	2,801,954	472,355
Shares redeemed	(207,653)	(481,144)	(3,002,304)	(6,411,754)
Net increase (decrease)	1,827,243	1,737,055	$ 26,148,716	$ 23,181,753

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0807
1.761034.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2007